As Filed With The Securities and Exchange Commission on May 1, 2001

                                                             File Nos. 333-36260
                                                                       811-5301

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.              [ ]
      Post-Effective Amendment No.             [1]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.                            [43]

                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG Life Insurance Company
                               (Name of Depositor)

                      600 King Street, Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (302) 594-2978
               (Depositor's Telephone Number, including Area Code)

                             Kenneth D. Walma, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esq.          and    Ernest T. Patrikis, Esq.
Morgan, Lewis & Bockius LLP            Senior Vice President and General Counsel
1800 M Street, N.W.                    American International Group, Inc.
Washington, DC 20036-5869              70 Pine Street
                                       New York, NY 10270

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on May 1, 2001 pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on ______ pursuant to paragraph (a)(i) of Rule 485

|_|   on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contract.

                                     PART A

                                   PROSPECTUS

                                   May 1, 2001

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premium is not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

The contract has eight investment options to which you can allocate your money - seven variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you select a variable annuity payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The variable investment options are portfolios of the Universal Institutional Funds, Inc. ("Universal Funds") managed by Morgan Stanley Asset Management.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                TABLE OF CONTENTS
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DEFINITIONS.................................................................

SUMMARY OF THE CONTRACT.....................................................

FEE TABLES..................................................................

CONDENSED FINANCIAL INFORMATION.............................................

INVESTMENT OPTIONS..........................................................

CHARGES AND DEDUCTIONS......................................................

THE CONTRACT................................................................

ANNUITY PAYMENTS............................................................

ACCESS TO YOUR MONEY........................................................

DEATH BENEFIT...............................................................

PERFORMANCE.................................................................

TAXES.......................................................................

OTHER INFORMATION...........................................................

FINANCIAL STATEMENTS........................................................

APPENDIX - ANNUITY PAYMENT ILLUSTRATIONS....................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................

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                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. Certain annuity options under the contract permit a Joint Annuitant.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments changes. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It must be the first day of a month and cannot be later than 12 months after the Contract Date.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

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                             SUMMARY OF THE CONTRACT
================================================================================

The summary provides a brief overview of the significant features of the contract. You can find additional information later in the prospectus, in the SAI, and in the contract. The prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose

The single premium immediate variable annuity contract provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, or IRAs. You may also purchase the contract as a non-tax qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

On your application you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, seven of which are offered under the contract. Each of the seven subaccounts invests exclusively in shares of a specific portfolio of the Universal Funds. The portfolios currently offered are:

Equity Growth Portfolio                         Money Market Portfolio
Fixed Income Portfolio                          Technology Portfolio
International Magnum Portfolio                  Value Portfolio
Mid Cap Growth Portfolio

Allocating part or all of your premium to a subaccount means you have elected to be paid, at least in part, by a variable annuity. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and receive a fixed annuity payment. Under this option, the periodic amount you receive will not change, unless you make a partial withdrawal as permitted by certain annuity options we may offer.

Charges and Deductions

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "Charges and Deductions."

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. We assess a premium tax charge as compensation for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Transaction Charges

Partial Withdrawals: Annuity options 6, 7, 13 and 14 offer partial withdrawal rights. Each of these annuity options also has a guaranteed annuity payment period. We do not currently charge for this benefit, but we reserve the right to assess a charge of up to $200 at the time of a partial withdrawal.

Complete Surrenders: Annuity options 8 through 14 offer complete surrender rights within eighteen months of the Contract Date. We assess a $200 transaction charge at the time of surrender.

Other Expenses. The management fees and other expenses of the portfolios are paid by the portfolios and are reflected in the net asset values of the portfolios' shares.

Right to Examine Contract

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted for investment performance, except in those states that require a return of premium without regard to investment performance.

Contacting the Company

You can contact us by writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, or calling (877) 299-1724.

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                                   FEE TABLES
================================================================================

Maximum Owner Transaction Expenses

Sales Load...............................................................  None
Partial Withdrawal Charge(1)(3)..........................................  $200
Charge for Surrender(2)(3)...............................................  $200
Transfer Fee (after twelve in a Contract Year)(4)........................  $ 10

Variable Account Annual Expenses (as a percentage of average account value)

Maximum Mortality and Expense Risk Charge................................  1.25%

(1) We do not currently impose a charge for partial withdrawals, which are only permitted under annuity options 6, 7, 13 and 14. However, we reserve the right to assess a transaction charge of up to $200 at the time of a partial withdrawal.

(2) Surrenders are permitted under annuity options 8 through 14. We assess a charge if you surrender your contract as permitted during the first eighteen months from the Contract Date.

(3) For the amount available when you make a partial withdrawal or a surrender, see "Computing the Partial Withdrawal Amount" and "Computing the Surrender Value." For tax consequences, see "Tax Treatment of Distributions - Qualified Contracts" and "Tax Treatment of Distributions - Non-Qualified Contracts."

(4) We do not currently impose a charge on transfers among the subaccounts or to the fixed account although we reserve the right to impose a fee of $10 per transfer after the first 12 transfers during a Contract Year.

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)

                                   Management   Other      Total Annual
                                   Fees         Expenses   Portfolio Expenses(1)

Equity Growth Portfolio             0.48%       0.37%      0.85%
Fixed Income Portfolio              0.21%       0.49%      0.70%
International Magnum Portfolio      0.50%       0.68%      1.18%
Mid Cap Growth Portfolio            0.00%       1.05%      1.05%
Money Market Portfolio              0.18%       0.37%      0.55%
Technology Portfolio                0.59%       0.56%      1.15%
Value Portfolio                     0.31%       0.54%      0.85%

(1) Annual portfolio expenses for the following portfolios before waivers and reimbursement by Morgan Stanley Asset Management for the year ended December 31, 2000, were as follows:

                                        Management  Other     Total Annual
                                        Fees        Expenses  Portfolio Expenses

      Equity Growth Portfolio           0.55%       0.37%     0.92%
      Fixed Income Portfolio            0.40%       0.49%     0.89%
      International Magnum Portfolio    0.80%       0.68%     1.48%
      Mid Cap Growth Portfolio          0.75%       1.54%     2.29%
      Money Market Portfolio            0.30%       0.37%     0.67%
      Technology Portfolio              0.80%       0.56%     1.36%
      Value Portfolio                   0.55%       0.54%     1.09%

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                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are not included because no contracts have been issued using the subaccounts described in this prospectus.

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                               INVESTMENT OPTIONS
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Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one portfolio for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

Universal Institutional Funds, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract. As the fund's investment adviser, Morgan Stanley Asset Management may compensate us for providing administrative services in connection with the portfolios of the fund offered under the contract. Such compensation will be paid from its assets.

You should carefully read the Universal Funds' prospectus before investing. It contains detailed information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

The Fund and Its Portfolios

Universal Institutional Funds, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract. As the fund's investment adviser, Morgan Stanley Asset Management may compensate us for providing administrative services in connection with the portfolios of the fund offered under the contract. Such compensation will be paid from its assets.

You should carefully read the Universal Funds' prospectus before investing. It is attached to this prospectus and contains detailed information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign large capitalization companies, that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong or accelerating earnings growth.

Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio's average weighted maturity will ordinarily exceed five years. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The portfolio ordinarily will maintain an average weighted maturity in excess of five years.

International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. EAFE countries include most nations in Western Europe, Australia, New Zealand, and the more developed nations in Asia such as Hong Kong, and Singapore. The investment adviser seeks to achieve superior long-term returns by creating a portfolio of a attractively valued international equity securities. To achieve this goal, the Adviser uses a combination of strategic, geographic and tactical asset allocation and fundamental stock selection.

Mid Cap Growth Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Money Market Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. The portfolio's investment advisers seek high level of current income as is consistent with preservation of capital while maintaining liquidity by investing in money market instruments with effective maturities of 397 days or less. The portfolio's investment advisers seek to maintain a share price of $1.00 per share.

Technology Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that its adviser expects will benefit from their involvement in technology and technology-related industries. The portfolios investment adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies the investment adviser believes are positioned to benefit materially from these trends.

Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalueed in comparison with the stock market as a whole, as measured by the S&P 500 Index.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

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                             CHARGES AND DEDUCTIONS
================================================================================

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Transaction Charges

Partial Withdrawals. Annuity options 6, 7, 13 and 14 offer partial withdrawal rights. We do not currently charge for this benefit, but we reserve the right to assess a charge of up to $200 at the time of a withdrawal.

Complete Surrenders. Annuity options 8 through 14 offer complete surrender rights within eighteen months of the Contract Date. There is a $200 transaction charge at the time of surrender.

For the amount available when you make a partial withdrawal or surrender, see "Computing the Partial Withdrawal Amount" and "Computing the Surrender Value."

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 1% of premium for qualified contracts and from 0% to 3.5% of premium for non-qualified contracts. In addition, some local governments may also levy a premium tax. These taxes are deducted from your premium in determining the amount of income.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Universal Funds and are summarized in the fee table.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size and nature of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

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                                  THE CONTRACT
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General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, the amount of the variable annuity payments will depend on the investment performance of the portfolios you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance. However, a fixed annuity payment will vary according to any partial withdrawal you make as permitted by certain annuity options we may offer.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you authorize us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You will receive the value of your contract calculated on the day we receive your request, which may be more or less than the money you invested. No charges will be deducted, however, you bear the investment risk during that time.

In certain states, or if you purchase your contract as an individual retirement annuity, we may be required to return your premium if you cancel your contract during the right to examine period.

Transfers Among Investment Options

You can transfer a portion of your premium that is allocated to provide variable annuity payments and reallocate them among the investment options by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract Year. You may not make transfers from the fixed investment option to a variable investment option, but you may make transfers from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount you can transfer is $50 per month of income. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor Universal Funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Universal Funds and increase transaction costs we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

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                                ANNUITY PAYMENTS
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Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be the first day of a month within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person to receive them. In that case, you must notify us in writing at least fifteen days before the Income Start Date. You will remain fully responsible for any taxes related to the annuity payments.

Annuity Options

The contract offers the fourteen annuity options described below, but certain of these options may not be available to all groups. We may make other annuity options available subject to our discretion. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

Annuity options 6, 7, 13 and 14 have partial withdrawal rights. Annuity options 8 through 14 have surrender rights. For additional information about these rights, see "Partial Withdrawal Rights" and "Complete Surrender of the Contract (Redemption)." For tax consequences, see "Tax Treatment of Distributions - Qualified Contracts" and "Tax Treatment of Distributions - Non-Qualified Contracts."

Option 1 - Life Annuity

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity With A Guaranteed Number of Years

Under this option , we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Survivor Annuity

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments after the death of the Annuitant so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse.

Option 5 - Life Annuity With Cash Refund

Under this option, we will make annuity payments as long as the Annuitant is alive. If the Annuitant dies before receiving aggregate annuity payments at least equal to the premium paid less any premium tax, the difference will be paid to the beneficiary in a lump sum.

Option 6 - Life Annuity With A Guaranteed Number of Years (partial withdrawal rights)

Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. This option has the additional benefit of partial withdrawal rights.

Option 7 - Joint and Survivor Annuity With A Guaranteed Number of Years (partial withdrawal rights)

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If both the Annuitant and Joint Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments after the death of the Annuitant so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. This option has the additional benefit of partial withdrawal rights.

Option 8 - Life Annuity (surrender rights)

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies. This option has the additional benefit of surrender rights.

Option 9 - Life Annuity With A Guaranteed Number of Years (surrender rights)

Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. This option has the additional benefit of surrender rights.

Option 10 - Joint and Survivor Annuity (surrender rights)

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive. This option has the additional benefit of surrender rights.

Option 11 - Joint and Survivor Annuity With A Guaranteed Number of Years (surrender rights)

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If both the Annuitant and Joint

Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments after the death of the Annuitant so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. This option has the additional benefit of surrender rights.

Option 12 - Life Annuity With Cash Refund (surrender rights)

Under this option, we will make annuity payments as long as the Annuitant is alive. If the Annuitant dies before receiving aggregate annuity payments at least equal to the premium paid less any premium tax, the difference will be paid to the beneficiary in a lump sum. This option has the additional benefit of surrender rights.

Option 13 - Life Annuity With A Guaranteed Number of Years (partial withdrawal and surrender rights)

Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. This option has the additional benefit of partial withdrawal and surrender rights.

Option 14 - Joint and Survivor Annuity With A Guaranteed Number of Years (partial withdrawal and surrender rights)

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If both the Annuitant and Joint Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments after the death of the Annuitant so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. This option has the additional benefit of partial withdrawal and surrender rights.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each portfolio will vary from one Valuation Period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

o the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;
o the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;
o     the age and sex of the Annuitant (and Joint Annuitant, if any);
o     the annuity option selected;
o     the frequency of annuity payments;
o     the deduction of applicable premium taxes; and
o     the time period from the Contract Date to the Income Start Date.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

o If you make a partial withdrawal, as permitted under annuity options 6, 7, 13 and 14, the number of Annuity Units will decrease during the guaranteed period, but will be restored after the guaranteed period ends.

o     If you transfer value from one investment option to another.

o If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the portfolio expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

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                              ACCESS TO YOUR MONEY
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Generally

Depending on the annuity option you select and whether you are the Annuitant, there are three ways to receive money under your contract:

      1. You may receive annuity payments according to the annuity option you select.

      2. If you select annuity option 6, 7, 13 or 14, each of which guarantees that payments will be made for a certain period of time regardless of whether you live or die, you may elect to receive a portion of the present value of the annuity payments remaining in the guaranteed period as long as your continuing periodic payment is at least $100.

      3. If you select any one of annuity options 8 through 14, you may completely surrender your contract for its surrender value within eighteen months after the Contract Date.

Partial Withdrawal Rights

If you select annuity option 6, 7, 13 or 14, at any time after the right to examine period has ended, you may request a partial withdrawal from your contract. Partial withdrawals are only available under annuity options 6, 7, 13 or 14, which are either a single or joint life annuity with payments guaranteed for a minimum number of years (referred to as the guaranteed period). Partial withdrawals are available under both the variable and fixed payouts for these annuity options. To effect a partial withdrawal, the contract must be in force, the guaranteed period must not have expired, and you must meet the minimums described below. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $5,000. The remaining periodic annuity payments after the partial withdrawal must be at least $1,200 on an annualized basis.

Partial Withdrawals Reduce Your Payment During the Guaranteed Period

If you make a partial withdrawal you will still receive a periodic payment, but it will result in a reduction of the remaining periodic payments during the guaranteed period. After the guaranteed period, the amount of the annuity payments will be unaffected by any prior partial withdrawal, but we will make annuity payments only as long as the Annuitant is alive in the case of a single life annuity option and as long as either the Annuitant or the Joint Annuitant is alive in the case of a joint life annuity option.

You tell us how much to reduce the annuity payments during the remaining guaranteed period. We will compute the partial withdrawal payment based on the reduction. Unless you tell us otherwise, we will first reduce the variable component and then the fixed component to the extent needed to meet the requested amount. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

Computing the Partial Withdrawal Amount

If you make a partial withdrawal, we will calculate your partial withdrawal lump sum amount based on the amount by which you reduce your periodic payments. In processing your partial withdrawal request, we determine the amount to be paid to you in a three-part process. First, we determine the amount resulting from a reduction in the variable component of the annuity payment for the remaining annuity payments during the guaranteed period beginning after the next Income Change Date. We calculate this amount using the Annuity Unit value next computed after we receive your request and the current number of Annuity Units for each subaccount as the present value of the reduction in annuity payments using the AIR. Second, we determine the amount resulting from a reduction in the fixed component of the annuity payments for the remaining annuity payments during the guaranteed period beginning after the next Income Change Date. We calculate this amount as the present value of the reduction in annuity payments using an interest rate that reflects the current interest rate environment. We use the commutation interest rate, which is determined each time an amount is allocated to the fixed component, plus the change in the 10 Year Constant Maturity U.S. Treasuries since the allocation was made. If more than one allocation has been made to the fixed component, then we will use a last in-first out accounting method. Third, we deduct a partial withdrawal charge, if any. Currently there is none, but we reserve the right to charge $200 for each partial withdrawal.

Example of Computing a Partial Withdrawal: Suppose you have chosen to receive a life annuity with ten years guaranteed with a 100% variable annuity payment. You have been receiving monthly payments for five years and your last monthly payment was for $1,000. You tell us you want to make a partial withdrawal by reducing your monthly payment to $100. Since the guaranteed period has five years left, we would determine the present value of your five-year reduction and pay that out to you. Your $100 monthly payment would still be subject to a variable payout and could go up or down. Suppose that during the next five years the investment options you selected have done well and at the end of the period you are receiving $150. This means that your payment has increased by 50%. When the guaranteed period is over, you would begin to receive $1,500 per month rather than $1,000 per month (representing the same 50% gain on amounts not withdrawn). However, poor investment results would have the opposite result and reduce your monthly income. This example is hypothetical and we make no representation as to actual performance.

Complete Surrender Of The Contract (Redemption)

If you select any one of annuity options 8 through 14, at any time within eighteen months after the Contract Date you may request a complete surrender of your contract. It is available under both the variable and the fixed payouts under these annuity options. To effect a complete surrender the contract must be in force and the primary Annuitant must be alive. A complete surrender is not available after eighteen months from the Contract Date.

If you surrender your contract, we will pay you a lump sum amount. You will receive no other payments.

Computing the Surrender Value

If you surrender your contract, we determine the amount to be paid to you in a four-part process. First, we determine the amount of the variable component of the remaining annuity payments after the next Income Change Date. We calculate this amount using the Annuity Unit value next computed after we receive your request and the current number of Annuity Units for each subaccount as the present value using the AIR and the mortality rates used to initially determine annuity payments. Second, we determine the present value of variable payments through the next Income Change Date as the present value of those payments using the AIR and the mortality rates used to initially determine annuity payments. Third, we determine the amount attributable to the fixed component of the annuity payments. We calculate this amount as the present value of all future income using an interest rate that reflects the current interest rate environment and the mortality rates used to initially determine annuity payments. We use the commutation interest rate, which is determined each time an amount is allocated to the fixed component, plus the change in the 10 Year Constant Maturity U.S. Treasuries since the allocation was made. Finally, we deduct the $200 charge.

Example of Computing a Complete Surrender: Suppose you have chosen to receive a life annuity and a 100% variable annuity payout and that your last monthly payment was $1,000. You then request a complete surrender within 18 months of your Contract Date. We would calculate the present value of the Annuity Units we would expect to pay over your lifetime using the AIR and mortality tables and pay you that amount, less the $200 transaction charge. You would receive no further benefits.

Deferment of Payments

We may delay making fixed payments from your contract for up to six months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

o the New York Stock Exchange is closed (other than weekend and holiday closings);
o     trading on the New York Stock Exchange is restricted;
o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;
o     the SEC by order so permits for the protection of investors.

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                                  DEATH BENEFIT
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Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant shall be treated as the owner.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

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                                   PERFORMANCE
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Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the portfolio share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

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                                      TAXES
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Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");
o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");
o     Keogh Plans; and
o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income. This additional tax does not apply:

o in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

o     where the taxpayer is age 59 1/2 or older;

o     where payment is made by reason of the death of an owner;

o     where the payment is made on account of the taxpayer's disability;

o where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

o     in some cases, upon separation from service on or after age 55; or

o     certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

      Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA (non-Roth
                  IRA). Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and they are not subject to required distributions. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For annuity payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal - Taxed as Ordinary Income First

As a general rule, partial withdrawals will be taxed to the extent of earnings on the contract and only amounts in excess of earnings will be treated as withdrawal of your investment in the contract, which is generally not subject to taxation.

      Example: Individual A's contract is worth $100,000 and A has remaining investment in the contract of $80,000 when he makes a partial withdrawal of $30,000. In this case, $20,000 would be subject to income taxes in the year of withdrawal and the remaining $10,000 would be treated as a tax-free return of basis.

A Partial Withdrawal or Surrender May Trigger an Additional
10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where:

o the payment is made under an immediate annuity contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

o the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

o     the taxpayer is age 59 1/2 or older;

o     the payment is made on account of the taxpayer's disability;

o     the payment is made by reason of the death of an owner;

o     and in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

      Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

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                               OTHER INFORMATION
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AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each portfolio in whose corresponding subaccount you have value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Income Start Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of AIG. We will not pay any commission to entities that sell the contract. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Financial statements of the variable account are not included because no contracts have been issued using the subaccounts described in this prospectus.

================================================================================
                                    APPENDIX
================================================================================

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 7.23%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 7.23%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the portfolios' management fees and operating expenses at an annual rate of approximately 0.90% of the average daily net assets of the portfolios. Actual fees and expenses of the portfolios associated with your contract may be more or less than 0.90%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.90% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.15%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 60. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed interest rate of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed interest rates. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $776.97

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed interest rate at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

  Payment     Calendar     Attained    Gross:       0.00%     7.23%     6.00%     8.00%     10.00%    12.00%
     Year         Year          Age      Net:      -2.14%     5.00%     3.79%     5.76%      7.74%     9.71%
------------------------------------------------------------------------------------------------------------
        1         2000           65                675.60    675.60    675.60    675.60     675.60    675.60
        2         2001           66                629.67    675.60    667.79    680.50     693.21    705.91
        3         2002           67                586.86    675.60    660.07    685.43     711.27    737.59
        4         2003           68                546.96    675.60    652.44    690.40     729.81    770.68
        5         2004           69                509.77    675.60    644.90    695.41     748.82    805.26
       10         2009           74                358.49    675.60    608.48    720.98     851.61   1002.87
       15         2014           79                252.11    675.60    574.11    747.50     968.51   1248.98
       20         2019           84                177.30    675.60    541.69    774.99    1101.46   1555.48

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $776.97

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed interest rate at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $388.49. The monthly guaranteed payment of $388.49 is being provided by the $50,000 applied under the fixed annuity option.

                     Monthly Payments for Variable Payments
                       With an Assumed Rate of Return of:

Payment     Calendar    Attained      Gross:       0.00%      7.23%     6.00%      8.00%     10.00%     12.00%
   Year         Year         Age        Net:      -2.14%      5.00%     3.79%      5.76%      7.74%      9.71%
---------------------------------------------------------------------------------------------------------------
      1         2000          65                  726.29     726.29    726.29     726.29     726.29     726.29
      2         2001          66                  703.32     726.29    722.38     728.73     735.09     741.44
      3         2002          67                  681.91     726.29    718.52     731.20     744.12     757.28
      4         2003          68                  661.96     726.29    714.71     733.69     753.39     773.83
      5         2004          69                  643.37     726.29    710.93     736.19     762.90     791.12
     10         2009          74                  567.73     726.29    692.72     748.98     814.29     889.92
     15         2014          79                  514.54     726.29    675.54     762.24     872.74    1012.98
     20         2019          84                  477.13     726.29    659.33     775.98     939.21    1166.23

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Female
Age: 60
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $683.08

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed interest rate at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $577.87

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment      Calendar       Attained       Gross:        0.00%      7.23%       6.00%     8.00%      10.00%      12.00%
   Year          Year            Age         Net:       -2.14%      5.00%       3.79%     5.76%       7.74%       9.71%
------------------------------------------------------------------------------------------------------------------------
      1          2000             60                    577.87     577.87      577.87     577.87     577.87      577.87
      2          2001             61                    538.58     577.87      571.19     582.06     592.93      603.80
      3          2002             62                    501.96     577.87      564.59     586.28     608.38      630.89
      4          2003             63                    467.84     577.87      558.06     590.53     624.23      659.20
      5          2004             64                    436.03     577.87      551.61     594.81     640.50      688.78
     10          2009             69                    306.64     577.87      520.46     616.69     728.42      857.80
     15          2014             74                    215.64     577.87      491.06     639.37     828.41     1068.31
     20          2019             79                    151.65     577.87      463.33     662.89     942.13     1330.47

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment: $100,000
Sex: Female
Age: 60
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $683.08

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed interest rate at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $341.54. The monthly guaranteed payment of $341.54 is being provided by the $50,000 applied under the fixed annuity option.

                     Monthly Payments for Variable Payments
                       With an Assumed Rate of Return of:

Payment     Calendar    Attained      Gross:     0.00%      7.23%     6.00%      8.00%     10.00%     12.00%
   Year         Year         Age        Net:    -2.14%      5.00%     3.79%      5.76%      7.74%      9.71%
-------------------------------------------------------------------------------------------------------------
      1         2000          60                630.48     630.48    630.48     630.48     630.48     630.48
      2         2001          61                610.83     630.48    627.14     632.57     638.00     643.44
      3         2002          62                592.52     630.48    623.83     634.68     645.73     656.99
      4         2003          63                575.46     630.48    620.57     636.81     653.66     671.14
      5         2004          64                559.55     630.48    617.35     638.95     661.79     685.93
     10         2009          69                494.86     630.48    601.77     649.88     705.75     770.44
     15         2014          74                449.36     630.48    587.07     661.22     755.75     875.69
     20         2019          79                417.36     630.48    573.20     672.98     812.60    1006.78

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION.....................................................
   AIG Life Insurance Company...........................................
   Independent Accountants..............................................
   Legal Counsel........................................................
   Distributor..........................................................
   Potential Conflicts..................................................

CALCULATION OF PERFORMANCE DATA.........................................
   Yield and Effective Yield Quotations for the Money Market Subaccount.
   Yield Quotations for Other Subaccounts...............................
   Standardized Performance Data........................................

ANNUITY PROVISIONS......................................................
   Variable Annuity Payments............................................
   Annuity Unit Value...................................................
   Net Investment Factor................................................
   Misstatement of Age or Sex...........................................
   Evidence of Survival.................................................

FINANCIAL STATEMENTS....................................................

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the group immediate variable annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2001, call us at (877) 299-1724 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION.......................................................
      AIG Life Insurance Company..........................................
      Independent Accountants.............................................
      Legal Counsel.......................................................
      Distributor.........................................................
      Potential Conflicts.................................................

CALCULATION OF PERFORMANCE DATA...........................................
      Yield and Effective Yield Quotations for the Money Market Subaccount
      Yield Quotations for Other Subaccounts..............................
      Standardized Performance Data.......................................

ANNUITY PROVISIONS........................................................
      Variable Annuity Payments...........................................
      Annuity Unit Value..................................................
      Net Investment Factor...............................................
      Misstatement of Age or Sex..........................................
      Evidence of Survival................................................

FINANCIAL STATEMENTS......................................................

================================================================================
                               GENERAL INFORMATION
================================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. For the sale of other contracts, commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $42,089,070 in 2000, $46,881,581 in 1999, and $33,398,137 in 1998. Commissions retained by AIGESC were $0 in 2000, 1999, and 1998.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts and qualified pension and retirement plans to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts or plans might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Annuity Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Annuity Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. The yield and effective yield quotations do not reflect the $200 charge that may be assessed at the time of surrender. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Annuity Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                  Yield=2[(a-b+1)^6-1]
                           ---
                           cd

Where: a = net investment income earned during the period by the portfolio attributable to investments owned by the subaccount

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Annuity Units outstanding during the period

            d = the maximum offering price per Annuity Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges. However, they do not reflect the charge of $200 that may be assessed upon surrender of the contract.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations reflecting all aspects of a subaccount's return, including the automatic reinvestment by the variable account of all distributions, any change in the subaccount's value over the period, and the effect of any recurring charge and of the $200 charge assessed upon surrender. This type of performance is referred to as standardized performance and is based on the life of the subaccount. Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

      (b) is the Assumed Investment Return for such Valuation Period.

The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

            (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

            (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      (b) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

            (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to the mortality and expense risk charge rate for the valuation period.

The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Sex

We will require proof of the age and sex of the Annuitant before making any annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our financial statements are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract. Financial statements of Variable Account I are not included because no contracts have been issued as of the date of this statement of additional information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial positions of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, inconformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 2, 2001

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                         December 31,    December 31,
                                                             2000            1999
                                                         ------------    ------------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value        $ 5,951,951     $ 4,702,879
        (cost: 2000 - $6,066,218; 1999 - $4,890,022)
     Equity securities:
        Common stock
        (cost: 2000-$1,142; 1999 - $892)                       3,176           2,233
      Non-redeemable preferred stock
      (cost: 2000 - $48,618; 1999 - $50,794)                  47,919          49,377
Mortgage loans on real estate, net of allowance
  (2000 - $14,000; 1999 - $14,000)                           362,314         345,253
Real estate, net of accumulated
 depreciation of $5,504 in 2000 and $5,041 in 1999            10,990          12,543
Policy loans                                                 602,201         643,815
Other invested assets                                        176,858          77,845
Short-term investments, at cost (approximates market
  value)                                                     162,282         222,677
Cash                                                           4,997              86
                                                         -----------     -----------

    Total investments and cash                             7,322,688       6,056,708

Amounts due from related parties                               5,315           5,465
Investment income due and accrued                            117,343          93,183
Premium and insurance balances receivable                     88,201          64,359
Reinsurance assets                                            76,923          99,850
Deferred policy acquisition costs                            269,188         220,672
Federal income tax receivable                                    236           9,611
Deferred income taxes                                             --          63,568
Separate and variable accounts                             3,321,025       3,220,806
Other assets                                                   4,883           5,363
                                                         -----------     -----------

                                    Total assets         $11,205,802     $ 9,839,585
                                                         ===========     ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                            December 31,      December 31,
                                                                 2000              1999
                                                            ------------      ------------
Liabilities

  Policyholder contract deposits                            $  5,217,103      $  4,612,363
  Future policy benefits for life and accident and
    health insurance contracts                                 1,742,646         1,284,568
  Reserve for unearned premiums                                   24,292            21,100
  Policy and contract claims                                     158,932           212,627
  Reserve for commissions, expenses and taxes                     27,814            19,390
  Insurance balances payable                                      68,722            60,642
  Amounts due to related parties                                   5,907             6,821
  Deferred income taxes                                           17,130                --
  Separate and variable accounts                               3,321,025         3,220,806
  Minority interest                                                5,353             5,837
  Other liabilities                                              152,171            75,039
                                                            ------------      ------------

                                    Total liabilities         10,741,095         9,519,193
                                                            ------------      ------------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                 4,884             4,884
  Additional paid-in capital                                     153,283           153,283
  Retained earnings                                              334,816           283,908
  Accumulated other comprehensive income                         (28,276)         (121,683)
                                                            ------------      ------------

                                    Total capital funds          464,707           320,392
                                                            ------------      ------------

Total liabilities and capital funds                         $ 11,205,802      $  9,839,585
                                                            ============      ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                               Years ended December 31,
                                                    ---------------------------------------------
                                                        2000             1999             1998
                                                    -----------      -----------      -----------
Revenues:
  Premium income                                    $   963,848      $   712,920      $   616,964
  Net investment income                                 495,297          443,863          457,148
  Realized capital losses                               (28,099)         (11,240)            (334)
                                                    -----------      -----------      -----------

                     Total revenues                   1,431,046        1,145,543        1,073,778
                                                    -----------      -----------      -----------

Benefits and expenses:
  Death and other benefits                              387,856          329,888          272,368
  Increase in future policy benefits
   and policyholder contract deposits                   733,681          539,457          547,100
  Acquisition and insurance expenses                    227,827          202,678          168,075
                                                    -----------      -----------      -----------

                    Total benefits and expenses       1,349,364        1,072,023          987,543
                                                    -----------      -----------      -----------

Income before income taxes                               81,682           73,520           86,235
                                                    -----------      -----------      -----------

Income taxes:
   Current                                               (2,105)          15,055           16,218
   Deferred                                              30,401           10,884           15,220
                                                    -----------      -----------      -----------

      Total income taxes                                 28,296           25,939           31,438
                                                    -----------      -----------      -----------

Net income before minority interest                      53,386           47,581           54,797
Minority interest income                                   (113)            (194)            (163)
                                                    -----------      -----------      -----------

Net income                                          $    53,273      $    47,387      $    54,634
                                                    ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                        Years ended December 31,
                                                ---------------------------------------
                                                  2000            1999           1998
                                                ---------      ---------      ---------
Common stock

Balance at beginning of year                    $   4,884      $   4,884      $   4,884
                                                ---------      ---------      ---------
Balance at end of year                              4,884          4,884          4,884
                                                ---------      ---------      ---------

 Additional paid-in capital

Balance at beginning of year                      153,283        153,283        153,283
                                                ---------      ---------      ---------
Balance at end of year                            153,283        153,283        153,283
                                                ---------      ---------      ---------

Retained earnings
  Balance at beginning of year                    283,908        236,521        181,887
  Net income                                       53,273         47,387         54,634
  Dividends to Stockholders                        (2,365)            --             --
                                                ---------      ---------      ---------

  Balance at end of year                          334,816        283,908        236,521
                                                ---------      ---------      ---------

Accumulated other comprehensive income

 Balance at beginning of year                    (121,683)       121,549        114,490
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                 143,703       (374,203)        10,860
  Deferred income tax benefit (expense) on
      changes                                     (50,296)       130,971         (3,801)
                                                ---------      ---------      ---------

  Balance at end of year                          (28,276)      (121,683)       121,549
                                                ---------      ---------      ---------

               Total capital funds              $ 464,707      $ 320,392      $ 516,237
                                                =========      =========      =========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                              ---------------------------------------------
                                                                  2000             1999             1998
                                                              -----------      -----------      -----------
Cash flows from operating activities:
 Net income                                                   $    53,273      $    47,387      $    54,634

 Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
  and losses included in income:
 Change in insurance reserves                                     407,576          294,389          250,810
 Change in premiums and insurance balances
  receivable and payable -net                                     (15,762)          (3,398)            (753)
 Change in reinsurance assets                                      22,928          (27,806)         (11,301)
 Change in deferred policy acquisition costs                      (48,516)         (52,832)         (49,305)
 Change in investment income due and accrued                      (24,160)             846           (8,894)
 Realized capital losses                                           28,099           11,240              334
 Change in current and deferred income taxes -net                  39,777            5,480            9,330
 Change in reserves for commissions, expenses and taxes             8,424           (6,312)           9,599
 Change in other assets and liabilities - net                      56,986           26,888          (61,575)
                                                              -----------      -----------      -----------
         Total adjustments                                        475,352          248,495          138,245
                                                              -----------      -----------      -----------
  Net cash provided by operating activities                       528,625          295,882          192,879
                                                              -----------      -----------      -----------

 Cash flows from investing activities:
 Cost of fixed maturities, at market sold                         346,040          564,697          282,756
 Cost of fixed maturities, at market matured or redeemed          401,669          318,833          340,435
 Cost of equity securities sold                                     2,251            1,032            1,039
 Cost of real estate sold                                              --               --            2,585
 Realized capital (losses) gains                                  (28,099)         (11,240)           1,666
 Purchase of fixed maturities                                  (1,915,221)      (1,685,038)      (1,865,768)
 Purchase of equity securities                                       (326)         (33,567)         (18,559)
 Purchase of real estate                                               --               --             (341)
 Mortgage loans granted                                          (120,167)        (134,988)        (202,484)
 Repayments of mortgage loans                                     103,111          258,159           83,035
 Change in policy loans                                            41,614          367,154          485,868
 Change in short-term investments                                  60,395          (58,973)         504,208
 Change in other invested assets                                  (29,620)         (23,336)         (11,706)
 Other - net                                                       12,264           (2,826)         (27,908)
                                                              -----------      -----------      -----------
  Net cash used in investing activities                        (1,126,089)        (440,093)        (425,174)
                                                              -----------      -----------      -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                         604,740          139,509          231,951
 Dividends to stockholders                                         (2,365)              --               --
                                                              -----------      -----------      -----------
   Net cash provided by financing activities                      602,375          139,509          231,951
                                                              -----------      -----------      -----------

Change in cash                                                      4,911           (4,702)            (344)
Cash at beginning of period                                            86            4,788            5,132
                                                              -----------      -----------      -----------
Cash at end of period                                         $     4,997      $        86      $     4,788
                                                              ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                        Years ended December 31,
                                                --------------------------------------
                                                   2000           1999          1998
                                                ---------      ---------      --------
Comprehensive income

Net income                                      $  53,273      $  47,387      $ 54,634
                                                ---------      ---------      --------

Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                     143,703       (374,203)       10,860
 Changes due to deferred income tax benefit
    (expense) on changes                          (50,296)       130,971        (3,801)
                                                ---------      ---------      --------

 Other comprehensive income                        93,407       (243,232)        7,059
                                                ---------      ---------      --------

 Comprehensive income                           $ 146,680      $(195,845)     $ 61,693
                                                =========      =========      ========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities, fixed maturities available for sale and other invested assets are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment. Unrealized gains and losses from the revaluation of those investments carried at market values are reflected in comprehensive income, net of any related deferred income tax.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   Accounting Standards:

            In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FASB 138).

            Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. FASB 133 and FASB 138 are effective for the Company for the year commencing January 1, 2001. The impact of the adoption of FASB 133 and FASB 138 at January 1, 2001 with respect to the Company's results of operations, financial condition and liquidity is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $2,623,000 and $2,540,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2000 and 1999, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                              2000           1999          1998
                                            --------      --------      --------
Fixed maturities                            $394,705      $330,806      $284,267
Equity securities                              3,638         1,670           622
Mortgage loans                                31,171        37,255        36,464
Real estate                                    2,331         2,253         2,406
Policy loans                                  50,242        55,832       120,927
Cash and short-term investments                9,677         7,349         9,346
Other invested assets                          9,266        15,141         8,015
                                            --------      --------      --------
          Total investment income            501,030       450,306       462,047

Investment expenses                            5,733         6,443         4,899
                                            --------      --------      --------

          Net investment income             $495,297      $443,863      $457,148
                                            ========      ========      ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2000, 1999 and 1998 are summarized below (in thousands):

                                                             Years ended December 31,
                                                     --------------------------------------
                                                        2000           1999          1998
                                                     ---------      ---------      --------
Realized (losses) gains on investments:
    Fixed maturities                                 $ (28,173)     $ (11,100)     $     --
    Equity securities                                      312             86            84
    Mortgage loans                                          --             --        (2,000)
    Real estate                                           (238)            --         1,561
    Other invested assets                                   --           (226)           21
                                                     ---------      ---------      --------
    Realized losses                                  $ (28,099)     $ (11,240)     $   (334)
                                                     =========      =========      ========

Change in unrealized appreciation (depreciation)
of investments:
    Fixed maturities                                 $  72,876      $(344,180)     $ (1,131)
    Equity securities                                    1,411         (2,673)        1,203
    Other invested assets                               69,416        (27,350)       10,788
                                                     ---------      ---------      --------
    Change in unrealized appreciation
    (depreciation) of investments                    $ 143,703      $(374,203)     $ 10,860
                                                     =========      =========      ========

            Proceeds from the sale of investments in fixed maturities during 2000, 1999 and 1998 were $346,040,000, $564,697,000, and
            $282,756,000, respectively.

            During 2000, 1999 and 1998, gross gains of $7,950,000, $8,603,000, and $0, respectively, and gross losses of $36,123,000, $19,703,000, and $0, respectively, were realized on dispositions of fixed maturity investments.

            During 2000, 1999 and 1998, gross gains of $320,000, $87,000, and
            $84,000, respectively, and gross losses of $8,000, $1,000, and $0, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed Maturities and Unrealized Appreciation of
            Investments: At December 31, 2000 and 1999, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,503,000 and $3,635,000 and gross losses of $1,168,000 and $3,711,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2000 and 1999 are as follows (in thousands):

                                                     Gross        Gross       Estimated
2000                                  Amortized    Unrealized   Unrealized      Market
----                                    Cost         Gains        Losses        Value
                                     ----------    ----------   ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   62,620     $ 17,806     $     --     $   80,426
  States, municipalities and
      political subdivisions            224,096       13,133           71        237,158
  Foreign governments                    29,643        2,940           --         32,583
  All other corporate                 5,749,859      105,944      254,019      5,601,784
                                     ----------     --------     --------     ----------

Total fixed maturities               $6,066,218     $139,823     $254,090     $5,951,951
                                     ==========     ========     ========     ==========

                                                     Gross       Gross       Estimated
1999                                  Amortized    Unrealized  Unrealized      Market
                                        Cost         Gains       Losses        Value
                                     ----------    ----------  ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   54,114     $10,611     $    549     $   64,176
  States, municipalities and
      political subdivisions            298,831       8,474        2,777        304,528
  Foreign governments                    20,242         947          109         21,080
  All other corporate                 4,516,835      30,080      233,820      4,313,095
                                     ----------     -------     --------     ----------

Total fixed maturities               $4,890,022     $50,112     $237,255     $4,702,879
                                     ==========     =======     ========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2000, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Estimated
                                                     Amortized          Market
                                                        Cost            Value
                                                     ----------       ----------

Due in one year or less                              $  213,405       $  211,121
Due after one year through five years                 1,987,928        1,963,077
Due after five years through ten years                1,814,045        1,751,665
Due after ten years                                   2,050,840        2,026,088
                                                     ----------       ----------

                                                     $6,066,218       $5,951,951
                                                     ==========       ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2000 and 1999, the market value of the CMO portfolio was $508,585,000 and $577,112,000, respectively; the estimated amortized cost was approximately $501,464,000 in 2000 and $586,925,000 in 1999. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2000 and 1999.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2000 and 1999, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $411,527,000 and $368,018,000, respectively, and an aggregate market value of $312,442,000 and $326,989,000, respectively.

      (g) Non-income Producing Assets: Non-income producing assets were insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2000 (in thousands).

Equity Linked Investors II, L.P.                                         $48,749
Private Equity Investors III, L.P.                                        72,210

3. Deferred Policy Acquisition Costs

            The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                Years ended December 31,
                                        ---------------------------------------
                                           2000           1999           1998
                                        ---------      ---------      ---------
Balance at beginning of year            $ 220,672      $ 167,840      $ 118,535
Acquisition costs deferred                 78,191         73,097         71,430
Amortization charged to income            (29,675)       (20,265)       (22,125)
                                        ---------      ---------      ---------
Balance at end of year                  $ 269,188      $ 220,672      $ 167,840
                                        =========      =========      =========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2000 and 1999 follows (in thousands):

                                                        2000             1999
                                                     ----------       ----------
Future Policy Benefits:
Long duration contracts                              $1,696,237       $1,255,606
Short duration contracts                                 46,409           28,962
                                                     ----------       ----------
                                                     $1,742,646       $1,284,568
                                                     ==========       ==========

Policyholder contract deposits:
Annuities                                            $1,885,285       $1,598,685
Universal life                                          245,343          212,907
Guaranteed investment contracts (GICs)                1,298,067          976,517
Corporate owned life insurance                        1,776,396        1,816,969
   Other investment contracts                            12,012            7,285
                                                     ----------       ----------

                                                     $5,217,103       $4,612,363
                                                     ==========       ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 64.8 percent.

      (c) The liability for policyholder contract deposits has been established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 5.0 percent to 7.6 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2000 was 6.7 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.5 percent to 7.5 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2000, 1999 and 1998. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                    Years ended December 31,
                              ----------------------------------------------------------------
                                      2000                    1999                  1998
                              -------------------      -----------------     -----------------

                                     Percent                 Percent               Percent
                                       of                      of                    of
                                     pre-tax                 pre-tax               pre-tax
                                    operating               operating             operating
                               Amount      Income       Amount    Income      Amount    Income
                              -------------------      -----------------     -----------------
"Expected" income tax
     expense                  $ 28,589      35.0%      $25,732     35.0%     $30,183     35.0%
State income tax                    96       0.1           198      0.3          599      0.7
Other                             (389)     (0.5)            9       --          656      0.8
                              --------      ----       -------     ----      -------     ----
Actual income tax expense     $ 28,296      34.6%      $25,939     35.3%     $31,438     36.5%
                              ========      ====       =======     ====      =======     ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                          2000           1999
                                                        --------      ---------
Deferred tax assets:
    Adjustment to life policy reserves                  $ 59,510      $  74,579
    Unrealized depreciation of investments                15,230         65,527
    Adjustments to mortgage loans and
          investment income due and accrued                5,504          5,009
    Adjustment to policy and contract claims                 716          1,959
    Other                                                  2,603          2,521
                                                        --------      ---------
                                                          83,563        149,595
                                                        --------      ---------
Deferred tax liabilities:
    Deferred policy acquisition costs                   $ 91,274      $  74,247
    Fixed maturities discount                              5,005          7,744
    Other                                                  4,414          4,036
                                                        --------      ---------
                                                         100,693         86,027
                                                        --------      ---------

    Net deferred tax (asset) liability                  $ 17,130      $ (63,568)
                                                        ========      =========

      (c) At December 31, 2000, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes paid (received) in 2000, 1999, and 1998 amounted to $(11,621,000), $20,156,000, and $21,184,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2000, the Company's unused capital commitment was $2,432,000. Contributions totaling $22,526,000 have been made through December 31, 2000.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,993,000. Contributions totaling $2,745,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 2000.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $30,170,000 have been made through December 31, 2000 .

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $6,375,000 have been made through December 31, 2000.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

2000                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  167,279         $  167,279
Fixed maturities                                    5,951,951          5,951,951
Equity securities                                      51,095             51,095
Mortgage and policy loans                             983,517            964,515

Policyholder contract deposits                     $5,282,114         $5,217,103

1999                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  222,763         $  222,763
Fixed maturities                                    4,702,879          4,702,879
Equity securities                                      51,610             51,610
Mortgage and policy loans                             994,825            989,068

Policyholder contract deposits                     $4,627,170         $4,612,363

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,895,000. During 2000, the Company paid a $2,365,000 dividend to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $277,069,000 at December 31, 2000 and $298,955,000 at December 31, 1999. Statutory net income
            (loss) amounted to $(18,742,000), $23,517,000 and $28,789,000 for
            2000, 1999 and 1998, respectively.

      (c) Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(28,099,000), $(11,240,000) and $(334,000) for December 31, 2000,
            1999 and 1998, respectively.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2000, 1999 and 1998 were approximately $1,000, $ 89,000, and $272,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2000 by $146,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2000, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2000, the future minimum lease payments under operating leases were as follows (in thousands):

Year                             Payment
----                             -------

2001                             $ 5,313
2002                               4,574
2003                               3,823
2004                               3,082
Remaining years after 2004             5
                                 -------

Total                            $16,797
                                 =======

            Rent expense approximated $5,579,000, $4,983,000, and $4,450,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                           Percentage
                                                                                            of Amount
December 31, 2000                                                                            Assumed
-----------------                     Gross          Ceded       Assumed          Net        to Net
                                      -----          -----       -------          ---      ----------
Life Insurance in Force           $40,120,366     $6,623,273     $ 20,136     $33,517,229      0.1%
                                  ===========     ==========     ========     ===========

        Premiums:
          Life                        523,382         18,220        1,676         506,838      0.3%
          Accident and Health         241,019        124,806      201,825         318,038     63.5%
          Annuity                     138,972             --           --         138,972       --
                                  -----------     ----------     --------     -----------

        Total Premiums            $   903,373     $  143,026     $203,501     $   963,848     21.1%
                                  ===========     ==========     ========     ===========

                                                                                         Percentage
                                                                                          of Amount
December 31, 1999                                                                          Assumed
-----------------               Gross           Ceded         Assumed          Net          to Net
                                -----           -----         -------          ---       ----------
Life Insurance in Force     $55,097,927     $19,275,199     $   850,313     $36,673,041      2.3%
                            ===========     ===========     ===========     ===========

  Premiums:
    Life                        241,419          52,217           2,449         191,651      1.3%
    Accident and Health         210,592         112,162         171,794         270,224     63.6%
    Annuity                     251,045              --              --         251,045       --
                            -----------     -----------     -----------     -----------

  Total Premiums            $   703,056     $   164,379     $   174,243     $   712,920     24.4%
                            ===========     ===========     ===========     ===========
                                                                                      Percentage
                                                                                       of Amount
December 31, 1998                                                                       Assumed
-----------------               Gross           Ceded         Assumed       Net          to Net
                                -----           -----         -------       ---       ----------
Life Insurance in Force     $53,884,853     $19,921,930     $896,285     $34,859,208      2.6%
                            ===========     ===========     ========     ===========

  Premiums:
    Life                        184,487          54,134        2,022         132,375      1.5%
    Accident and Health         155,199          82,614      142,878         215,463     66.3%
    Annuity                     269,126              --           --         269,126       --
                            -----------     -----------     --------     -----------

  Total Premiums            $   608,812     $   136,748     $144,900     $   616,964     23.5%
                            ===========     ===========     ========     ===========

      (b) The maximum amount retained on any one life by the Company is $1,000,000.

      (c) Reinsurance recoveries, which reduced death and other benefits, approximated $100,746,000, $147,882,000, and $111,580,000, respectively, for each of the years ended December 31, 2000, 1999 and 1998.

            The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,237,000 and $1,000 for the year ended December 31, 1998. Premium income and ceding commission expense assumed from affiliates aggregated $188,893,000 and $39,376,000, respectively, for 2000, compared to
            $158,579,000 and $31,710,000, respectively, for 1999, and
            $131,771,000 and $31,584,000, respectively for 1998.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2000, 1999 and 1998, the Company was charged $46,726,000, $38,845,000 and $40,417,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $24,359,000, $20,604,000 and $23,132,000, respectively, for costs incurred by the Company but attributable to affiliates.

                   [LETTERHEAD OF PRICEWATERHOUSECOOPERS LLP]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of
AIG Life Insurance Company
Variable Account I

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (comprising sixty-six subaccounts, hereafter collectively referred to as "Variable Account I") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account I at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account I's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

February 28, 2001

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

=======================================================================================================

ASSETS:
   Investments at Market Value:
                                                           Shares             Cost         Market Value
                                                      -------------------------------------------------
AIM
  Capital Appreciation Fund                               104,507.661     $  3,488,915     $  3,223,017
  International Equity Fund                               245,903.353        5,971,132        4,947,579
Alliance
  Money Market Portfolio                              110,092,258.030      110,092,258      110,092,258
  Premier Growth Portfolio                             18,370,929.020      577,733,370      588,662,565
  Growth & Income Portfolio                            21,178,844.706      457,323,049      490,137,775
  International Portfolio                               4,167,352.582       81,288,776       66,719,315
  Short-Term Multi-Market Portfolio                       165,191.088        1,635,950        1,572,617
  Global Bond Portfolio                                   689,367.352        7,702,378        7,555,461
  U.S. Government/High Grade Securities Portfolio       4,486,929.659       51,983,842       52,401,299
  Global Dollar Government Portfolio                      694,237.512        7,422,367        7,469,997
  North American Government Income Portfolio            1,998,508.705       24,815,592       25,421,032
  Utility Income Portfolio                              2,331,255.242       44,906,646       52,802,932
  Conservative Investors Portfolio                      1,479,482.347       19,294,562       18,404,760
  Growth Investors Portfolio                              912,821.365       13,021,913       11,748,011
  Growth Portfolio                                     13,202,303.264      348,066,781      331,249,877
  Total Return Portfolio                                4,327,052.737       74,608,459       77,930,219
  Worldwide Privatization Portfolio                     3,015,421.553       50,500,249       47,161,192
  Technology Portfolio                                 12,555,257.024      423,972,735      313,210,908
  Quasar Portfolio                                      5,691,422.726       65,474,636       67,386,444
  Real Estate Investment Portfolio                      1,495,250.449       15,723,695       16,073,940
  High Yield Portfolio                                  2,544,178.518       23,614,410       20,124,451
Dreyfus
  Stock Index Fund                                        529,891.753       16,794,393       18,016,321
  Small Company Stock Portfolio                           105,604.360        1,685,821        1,909,327
Fidelity
  Money Market Portfolio                               12,721,114.490       12,721,114       12,721,114
  Asset Manager Portfolio                                 765,411.501       12,978,930       12,246,586
  Growth Portfolio                                        450,208.526       20,983,848       19,651,600
  High Income Portfolio                                   366,001.936        3,705,418        2,993,893
  Investment Grade Bond Portfolio                         357,702.797        4,282,278        4,503,475
  Overseas Portfolio                                       44,876.142          905,865          897,075
  Contrafund Portfolio                                    248,166.188        6,182,978        5,891,467
Mercury HW
  International VIP Portfolio                              78,799.603          889,683          920,382
  Low Duration VIP Portfolio                               38,148.775          371,021          372,711
Mercury
  U.S. Large Cap Fund                                      76,151.959          865,512          757,714
Merrill Lynch
  Basic Value Focus Fund                                  683,832.039        9,451,646        9,375,334
  Capital Focus Fund                                        1,171.067           11,361           12,296
  Developing Capital Markets Fund                          21,982.086          188,139          160,911
  Domestic Money Market Fund                            1,503,748.070        1,503,748        1,503,748
  Global Growth Focus Fund                                 96,672.801        1,371,110        1,131,073
  Global Strategy Focus Fund                              104,049.748        1,392,563        1,128,945
  Utilities & Telecommunications Focus Fund               120,554.226        1,716,418        1,242,913
  High Current Income Fund                                 82,902.599          815,608          668,193
  International Equity Focus Fund                         115,631.790        1,325,476        1,255,758
  Natural Resources Focus Fund                              4,254.487           39,075           55,946
  Prime Bond Fund                                          58,269.918          688,064          669,517
  Quality Equity Fund                                      72,983.382        2,477,358        1,869,104
  Small Cap Value Focus Fund                               95,473.021        2,091,524        1,983,928

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                                DECEMBER 31, 2000

==========================================================================================================
ASSETS:
   Investments at Market Value:
                                                       Shares                Cost            Market Value
                                                   -------------------------------------------------------
     Mitchell Hutchins
       Balanced Portfolio                            156,521.481           1,699,127             1,555,826
       Global Income Portfolio                        39,093.506             417,308               419,866
       Growth Portfolio                              143,934.967           2,786,245             2,157,585
       Growth & Income Portfolio                     447,650.912           6,725,543             6,499,894
       High Income Portfolio                          77,569.426             916,266               688,817
       Small Cap Portfolio                            54,279.394             791,748               750,143
       Strategic Income Portfolio                     73,777.178             863,714               834,417
       Tactical Allocation Portfolio               2,561,392.404          41,649,197            40,546,846
     Van Eck
       Worldwide Hard Assets Fund                     21,378.315             231,784               258,036
       Worldwide Emerging Markets Fund                69,257.717             819,117               574,146
                                                                     ---------------       ---------------
       Total Investments                                             $ 2,570,980,715       $ 2,470,520,556
            Total Assets                                                                   $ 2,470,520,556
                                                                                           ===============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
     CONTRACT HOLDERS:
            Accumulation Reserves                                                          $ 2,466,322,275
            Annuity Reserves                                                               $     4,198,281
                                                                                           ---------------
                                                                                           $ 2,470,520,556
                                                                                           ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2000 and December 31, 1999

                                                                  2000
                                                                              AIM                AIM
                                                                            Capital         International
                                                                          Appreciation         Equity
                                                          Total               Fund              Fund
                                                          -----               ----              ----
Investment Income (Loss):
    Dividends ...................................     $ 178,189,327      $      91,184      $     342,022
Expenses:
    Mortality & Expense Risk Fees ...............        32,590,959             44,923             60,785
    Daily Administrative Charges ................         3,908,117              5,393              7,297
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................       141,690,251             40,868            273,940
                                                      -------------      -------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       246,310,254            593,328            754,956
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (659,597,921)        (1,110,539)        (2,097,647)
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............      (413,287,667)          (517,211)        (1,342,691)
                                                      -------------      -------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $(271,597,416)     $    (476,343)     $  (1,068,751)
                                                      =============      =============      =============

                                                                                              Alliance
                                                         Alliance           Alliance           Growth
                                                          Money             Premier              &
                                                          Market            Growth             Income
                                                        Portfolio          Portfolio          Portfolio
                                                        ---------          ---------          ---------
Investment Income (Loss):
    Dividends ...................................     $   5,253,004      $  34,522,272      $  30,335,212
Expenses:
    Mortality & Expense Risk Fees ...............         1,143,738          8,294,256          5,491,452
    Daily Administrative Charges ................           137,208            994,240            658,628
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................         3,972,058         25,233,776         24,185,132
                                                      -------------      -------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 0         70,637,928         36,409,375
    Change in Unrealized Appreciation
        (Depreciation) ..........................                 0       (222,393,450)        (8,745,747)
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............                 0       (151,755,522)        27,663,628
                                                      -------------      -------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $   3,972,058      $(126,521,746)     $  51,848,760
                                                      =============      =============      =============

                                                                            Alliance          Alliance
                                                         Alliance          Short-Term          Global
                                                       International      Multi-Market          Bond
                                                         Portfolio         Portfolio          Portfolio
                                                         ---------         ---------          ---------
Investment Income (Loss):
    Dividends ...................................     $   6,205,857      $     161,147      $     287,167
Expenses:
    Mortality & Expense Risk Fees ...............           892,970             25,662             94,635
    Daily Administrative Charges ................           107,131              3,081             11,359
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................         5,205,756            132,404            181,173
                                                      -------------      -------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         9,762,380            (44,869)          (164,344)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (31,527,839)           (37,201)           (56,259)
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............       (21,765,459)           (82,070)          (220,603)
                                                      -------------      -------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $ (16,559,703)     $      50,334      $     (39,430)
                                                      =============      =============      =============

                                                        Alliance
                                                          U.S.                                 Alliance
                                                       Government/           Alliance            North
                                                          High                Global            American
                                                          Grade               Dollar           Government
                                                        Securities          Government           Income
                                                        Portfolio           Portfolio          Portfolio
                                                        ---------           ---------          ---------
Investment Income (Loss):
    Dividends ...................................     $   2,923,515      $     887,148      $   2,024,616
Expenses:
    Mortality & Expense Risk Fees ...............           621,360             95,885            293,817
    Daily Administrative Charges ................            74,545             11,505             35,262
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................         2,227,610            779,758          1,695,537
                                                      -------------      -------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (882,000)        (1,009,549)          (185,991)
    Change in Unrealized Appreciation
        (Depreciation) ..........................         3,207,745          1,124,178            934,672
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............         2,325,745            114,629            748,681
                                                      -------------      -------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $   4,553,355      $     894,387      $   2,444,218
                                                      =============      =============      =============

                                                      Alliance       Alliance       Alliance
                                                      Utility      Conservative      Growth
                                                      Income        Investors      Investors
                                                     Portfolio      Portfolio      Portfolio
                                                     ---------      ---------      ---------
Investment Income (Loss):
    Dividends ...................................   $ 2,573,768    $ 2,739,879    $ 3,261,106
Expenses:
    Mortality & Expense Risk Fees ...............       544,188        263,530        169,371
    Daily Administrative Charges ................        65,248         31,639         20,334
                                                    -----------    -----------    -----------
Net Investment Income (Loss) ....................     1,964,332      2,444,710      3,071,401
                                                    -----------    -----------    -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................     2,803,965        279,246        486,984
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (463,602)    (1,836,875)    (4,055,896)
                                                    -----------    -----------    -----------
    Net Gain (Loss) on Investments ..............     2,340,363     (1,557,629)    (3,568,912)
                                                    -----------    -----------    -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $ 4,304,695    $   887,081    $  (497,511)
                                                    ===========    ===========    ===========

                                                                       Alliance        Alliance
                                                       Alliance          Total         Worldwide
                                                        Growth          Return       Privatization
                                                       Portfolio       Portfolio       Portfolio
                                                       ---------       ---------       ---------
Investment Income (Loss):
    Dividends ...................................   $  37,791,357    $   5,876,098   $   3,597,099
Expenses:
    Mortality & Expense Risk Fees ...............       4,725,802          858,153         660,590
    Daily Administrative Charges ................         566,809          102,909          79,225
                                                    -------------    -------------   -------------
Net Investment Income (Loss) ....................      32,498,746        4,915,036       2,857,284
                                                    -------------    -------------   -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................      38,780,438        1,912,302       1,858,390
    Change in Unrealized Appreciation
        (Depreciation) ..........................    (147,394,118)         496,891     (19,490,506)
                                                    -------------    -------------   -------------
    Net Gain (Loss) on Investments ..............    (108,613,680)       2,409,193     (17,632,116)
                                                    -------------    -------------   -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $ (76,114,934)   $   7,324,229   $ (14,774,832)
                                                    =============    =============   =============

                                                                                        Alliance
                                                                                          Real
                                                      Alliance         Alliance          Estate
                                                     Technology         Quasar         Investment
                                                     Portfolio         Portfolio       Portfolio
                                                     ---------         ---------       ---------
Investment Income (Loss):
    Dividends ...................................   $  22,797,911    $   2,157,626    $     533,097
Expenses:
    Mortality & Expense Risk Fees ...............       4,925,729          963,533          160,018
    Daily Administrative Charges ................         590,373          115,532           19,178
                                                    -------------    -------------    -------------
Net Investment Income (Loss) ....................      17,281,809        1,078,561          353,901
                                                    -------------    -------------    -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................      79,813,312        3,100,780         (253,917)
    Change in Unrealized Appreciation
        (Depreciation) ..........................    (200,477,833)      (4,997,624)       2,714,096
                                                    -------------    -------------    -------------
    Net Gain (Loss) on Investments ..............    (120,664,521)      (1,896,844)       2,460,179
                                                    -------------    -------------    -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(103,382,712)   $    (818,283)   $   2,814,080
                                                    =============    =============    =============

                                                                                    Dreyfus
                                                     Alliance        Dreyfus         Zero
                                                       High           Stock         Coupon
                                                       Yield          Index          2000
                                                     Portfolio        Fund         Portfolio
                                                     ---------        ----         ---------
Investment Income (Loss):
    Dividends ...................................   $ 1,849,796    $   487,356    $     3,957
Expenses:
    Mortality & Expense Risk Fees ...............       261,693        258,827            932
    Daily Administrative Charges ................        31,372         31,073            112
                                                    -----------    -----------    -----------
Net Investment Income (Loss) ....................     1,556,731        197,456          2,913
                                                    -----------    -----------    -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................    (1,371,067)     1,559,717           (749)
    Change in Unrealized Appreciation
        (Depreciation) ..........................    (1,570,763)    (3,987,035)         1,016
                                                    -----------    -----------    -----------
    Net Gain (Loss) on Investments ..............    (2,941,830)    (2,427,318)           267
                                                    -----------    -----------    -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(1,385,099)   $(2,229,862)   $     3,180
                                                    ===========    ===========    ===========

                                                         Dreyfus
                                                          Small            Fidelity        Fidelity
                                                         Company            Money            Asset
                                                          Stock             Market          Manager
                                                        Portfolio         Portfolio        Portfolio
                                                        ---------         ---------        ---------
Investment Income (Loss):
    Dividends ...................................      $     3,042       $   683,836      $ 1,192,656
Expenses:
    Mortality & Expense Risk Fees ...............           22,656           138,785          148,107
    Daily Administrative Charges ................            2,720            16,663           17,781
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          (22,334)          528,388        1,026,768
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           33,055                 0          (96,920)
    Change in Unrealized Appreciation
        (Depreciation) ..........................           93,092                 0       (1,577,357)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............          126,147                 0       (1,674,277)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   103,813       $   528,388      $  (647,509)
                                                       ===========       ===========      ===========

                                                                                            Fidelity
                                                                           Fidelity        Investment
                                                        Fidelity             High            Grade
                                                         Growth             Income            Bond
                                                        Portfolio          Portfolio       Portfolio
                                                        ---------          ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $ 2,545,668       $   481,806      $   326,160
Expenses:
    Mortality & Expense Risk Fees ...............          291,443            51,761           57,559
    Daily Administrative Charges ................           34,990             6,214            6,910
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................        2,219,235           423,831          261,691
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        2,145,954        (1,040,156)        (169,921)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (7,281,103)         (401,612)         320,671
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............       (5,135,149)       (1,441,768)         150,750
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $(2,915,914)      $(1,017,937)     $   412,441
                                                       ===========       ===========      ===========

                                                                                             Mercury
                                                                                               HW
                                                        Fidelity           Fidelity       International
                                                        Overseas          Contrafund           VIP
                                                        Portfolio         Portfolio         Portfolio
                                                        ---------         ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $   137,099       $   867,430      $    12,728
Expenses:
    Mortality & Expense Risk Fees ...............           14,329            80,838            6,457
    Daily Administrative Charges ................            1,720             9,705              774
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          121,050           776,887            5,497
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           43,059           196,398            2,336
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (412,012)       (1,498,459)          24,903
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (368,953)       (1,302,061)          27,239
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (247,903)      $  (525,174)     $    32,736
                                                       ===========       ===========      ===========

                                                                                            Merrill
                                                          Mercury          Mercury           Lynch
                                                            Low              U.S.            Basic
                                                         Duration           Large            Value
                                                            VIP              Cap             Focus
                                                         Portfolio          Fund              Fund
                                                         ---------          ----              ----
Investment Income (Loss):
    Dividends ...................................      $    12,868       $    11,738      $   943,415
Expenses:
    Mortality & Expense Risk Fees ...............            2,304             5,225          102,463
    Daily Administrative Charges ................              277               627           12,250
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           10,287             5,886          828,702
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               59              (311)         (68,158)
    Change in Unrealized Appreciation
        (Depreciation) ..........................            2,957          (110,100)         171,317
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............            3,016          (110,411)         103,159
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    13,303       $  (104,525)     $   931,861
                                                       ===========       ===========      ===========

                                                                           Merrill          Merrill
                                                         Merrill            Lynch            Lynch
                                                          Lynch           Developing        Domestic
                                                         Capital           Capital           Money
                                                          Focus            Markets           Market
                                                          Fund               Fund            Fund
                                                          ----               ----            ----
Investment Income (Loss):
    Dividends ...................................      $       365       $     1,471      $    89,899
Expenses:
    Mortality & Expense Risk Fees ...............              632             2,509           19,318
    Daily Administrative Charges ................               76               298            2,312
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................             (343)           (1,336)          68,269
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            6,901               175                0
    Change in Unrealized Appreciation
        (Depreciation) ..........................            1,022           (69,116)               0
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............            7,923           (68,941)               0
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $     7,580       $   (70,277)     $    68,269
                                                       ===========       ===========      ===========

                                                                                             Merrill
                                                         Merrill           Merrill            Lynch
                                                          Lynch             Lynch           Utilities
                                                         Global             Global              &
                                                         Growth            Strategy     Telecommunications
                                                          Focus             Focus             Focus
                                                          Fund               Fund              Fund
                                                          ----               ----              ----
Investment Income (Loss):
    Dividends ...................................      $    75,598       $   169,850      $   473,843
Expenses:
    Mortality & Expense Risk Fees ...............           10,387            13,685           13,967
    Daily Administrative Charges ................            1,247             1,635            1,677
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           63,964           154,530          458,199
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            3,162                76           24,275
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (280,498)         (286,192)        (533,387)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (277,336)         (286,116)        (509,112)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (213,372)      $  (131,586)     $   (50,913)
                                                       ===========       ===========      ===========

                                                           Merrill          Merrill          Merrill
                                                            Lynch            Lynch            Lynch
                                                            High         International       Natural
                                                           Current           Equity         Resources
                                                           Income            Focus            Focus
                                                            Fund              Fund            Fund
                                                            ----              ----            ----
Investment Income (Loss):
    Dividends ...................................      $    71,223       $    76,713      $       186
Expenses:
    Mortality & Expense Risk Fees ...............            8,887            16,571              693
    Daily Administrative Charges ................            1,065             1,979               82
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           61,271            58,163             (589)
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (18,318)           36,819            7,057
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (104,240)         (370,075)          10,862
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (122,558)         (333,256)          17,919
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   (61,287)      $  (275,093)     $    17,330
                                                       ===========       ===========      ===========

                                                                                            Merrill
                                                                                             Lynch
                                                          Merrill          Merrill           Small
                                                           Lynch            Lynch             Cap
                                                           Prime           Quality           Value
                                                           Bond             Equity           Focus
                                                           Fund              Fund             Fund
                                                           ----              ----             ----
Investment Income (Loss):
    Dividends ...................................      $    40,643       $   555,946      $   440,187
Expenses:
    Mortality & Expense Risk Fees ...............            7,887            24,580           22,191
    Daily Administrative Charges ................              944             2,944            2,645
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           31,812           528,422          415,351
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           (3,593)           11,396           26,560
    Change in Unrealized Appreciation
        (Depreciation) ..........................           24,258          (774,459)        (252,706)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............           20,665          (763,063)        (226,146)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    52,477       $  (234,641)     $   189,205
                                                       ===========       ===========      ===========

                                                                            Mitchell
                                                         Mitchell           Hutchins       Mitchell
                                                         Hutchins            Global        Hutchins
                                                         Balanced            Income         Growth
                                                         Portfolio         Portfolio       Portfolio
                                                         ---------         ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $   209,093       $    11,971      $   517,038
Expenses:
    Mortality & Expense Risk Fees ...............           17,954             4,958           29,797
    Daily Administrative Charges ................            2,145               595            3,572
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          188,994             6,418          483,669
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (26,912)           (5,338)          37,063
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (168,142)           13,773       (1,085,963)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (195,054)            8,435       (1,048,900)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    (6,060)      $    14,853      $  (565,231)
                                                       ===========       ===========      ===========

                                                         Mitchell
                                                         Hutchins          Mitchell         Mitchell
                                                          Growth           Hutchins         Hutchins
                                                             &               High            Small
                                                          Income            Income            Cap
                                                         Portfolio        Portfolio        Portfolio
                                                         ---------        ---------        ---------
Investment Income (Loss):
    Dividends ...................................      $   454,708       $    75,736      $   163,655
Expenses:
    Mortality & Expense Risk Fees ...............           84,518            13,246            9,110
    Daily Administrative Charges ................           10,467             1,580            1,086
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          359,723            60,910          153,459
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           72,678          (135,854)          20,354
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (866,945)         (106,251)         (88,361)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (794,267)         (242,105)         (68,007)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (434,544)      $  (181,195)     $    85,452
                                                       ===========       ===========      ===========

                                                         Mitchell          Mitchell         Van Eck
                                                         Hutchins          Hutchins        Worldwide
                                                        Strategic          Tactical           Hard
                                                          Income          Allocation         Assets
                                                        Portfolio          Portfolio          Fund
                                                        ---------          ---------          ----
Investment Income (Loss):
    Dividends ...................................      $    37,721       $   800,866      $     1,975
Expenses:
    Mortality & Expense Risk Fees ...............           13,863           484,138            2,958
    Daily Administrative Charges ................            1,659            57,829              355
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           22,199           258,899           (1,338)
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (42,010)          351,372            4,225
    Change in Unrealized Appreciation
        (Depreciation) ..........................           20,369        (1,923,915)          18,184
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............          (21,641)       (1,572,543)          22,409
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $       558       $(1,313,644)     $    21,071
                                                       ===========       ===========      ===========

                                                          Van Eck           WP&G             WP&G
                                                         Worldwide        Tomorrow         Tomorrow
                                                         Emerging          Short            Medium
                                                          Markets           Term             Term
                                                           Fund           Portfolio        Portfolio
                                                           ----           ---------        ---------
Investment Income (Loss):
    Dividends ...................................      $         0       $         0      $         0
Expenses:
    Mortality & Expense Risk Fees ...............            6,629             2,538            2,814
    Daily Administrative Charges ................              796               305              338
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           (7,425)           (2,843)          (3,152)
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            1,518            (7,380)          13,268
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (326,999)           15,865             (942)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (325,481)            8,485           12,326
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (332,906)      $     5,642      $     9,174
                                                       ===========       ===========      ===========

                                                                         WP&G
                                                                       Tomorrow
                                                                         Long
                                                                         Term
                                                                       Portfolio
                                                                       ---------
Investment Income (Loss):
    Dividends ...............................................          $      0
Expenses:
    Mortality & Expense Risk Fees ...........................             3,353
    Daily Administrative Charges ............................               402
                                                                       --------
Net Investment Income (Loss) ................................            (3,755)
                                                                       --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ............................................            46,750
    Change in Unrealized Appreciation
        (Depreciation) ......................................           (32,024)
                                                                       --------
    Net Gain (Loss) on Investments ..........................            14,726
                                                                       --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...............................          $ 10,971
                                                                       ========

         See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2000 and December 31, 1999

                                                                  1999
                                                                             AIM                AIM
                                                                           Capital         International
                                                                         Appreciation         Equity
                                                           Total             Fund              Fund
                                                           -----             ----              ----
Investment Income (Loss):
    Dividends ...................................      $104,087,321      $     60,650      $    230,553
Expenses:
    Mortality & Expense Risk Fees ...............        24,354,915            22,931            43,591
    Daily Administrative Charges ................         2,915,325             2,750             5,226
                                                       ------------      ------------      ------------
Net Investment Income (Loss) ....................        76,817,081            34,969           181,736
                                                       ------------      ------------      ------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       137,236,532            52,210         1,090,840
    Change in Unrealized Appreciation
        (Depreciation) ..........................       246,453,532           733,681         1,071,125
                                                       ------------      ------------      ------------
    Net Gain (Loss) on Investments ..............       383,690,064           785,891         2,161,965
                                                       ------------      ------------      ------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $460,507,145      $    820,860      $  2,343,701
                                                       ============      ============      ============

                                                                                                Alliance
                                                          Alliance           Alliance            Growth
                                                            Money            Premier                &
                                                           Market            Growth              Income
                                                          Portfolio         Portfolio           Portfolio
                                                          ---------         ---------           ---------
Investment Income (Loss):
    Dividends ...................................      $   4,689,577      $   6,372,729       $  36,321,210
Expenses:
    Mortality & Expense Risk Fees ...............          1,290,708          5,941,849           4,480,413
    Daily Administrative Charges ................            153,100            712,949             536,629
                                                       -------------      -------------       -------------
Net Investment Income (Loss) ....................          3,245,769           (282,069)         31,304,168
                                                       -------------      -------------       -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  0         19,960,434           8,345,783
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0        115,978,034          (8,113,047)
                                                       -------------      -------------       -------------
    Net Gain (Loss) on Investments ..............                  0        135,938,468             232,736
                                                       -------------      -------------       -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   3,245,769      $ 135,656,399       $  31,536,904
                                                       =============      =============       =============

                                                                          Alliance          Alliance
                                                         Alliance        Short-Term          Global
                                                       International    Multi-Market          Bond
                                                         Portfolio       Portfolio         Portfolio
                                                         ---------       ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $ 1,853,639      $   244,566       $   308,945
Expenses:
    Mortality & Expense Risk Fees ...............          659,413           57,586           111,232
    Daily Administrative Charges ................           77,811            6,905            13,392
                                                       -----------      -----------       -----------
Net Investment Income (Loss) ....................        1,116,415          180,075           184,321
                                                       -----------      -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        3,732,621         (146,929)           68,327
    Change in Unrealized Appreciation
        (Depreciation) ..........................       13,605,889           65,684          (955,620)
                                                       -----------      -----------       -----------
    Net Gain (Loss) on Investments ..............       17,338,510          (81,245)         (887,293)
                                                       -----------      -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $18,454,925      $    98,830       $  (702,972)
                                                       ===========      ===========       ===========

                                                         Alliance
                                                           U.S.                             Alliance
                                                        Government/        Alliance           North
                                                           High             Global          American
                                                           Grade            Dollar         Government
                                                        Securities        Government         Income
                                                         Portfolio        Portfolio         Portfolio
                                                         ---------        ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $ 3,192,505       $ 1,068,563       $ 2,031,573
Expenses:
    Mortality & Expense Risk Fees ...............          629,999            89,262           290,418
    Daily Administrative Charges ................           75,735            10,713            34,728
                                                       -----------       -----------       -----------
Net Investment Income (Loss) ....................        2,486,771           968,588         1,706,427
                                                       -----------       -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          360,738        (1,419,253)           11,362
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (4,680,190)        1,985,996           (47,771)
                                                       -----------       -----------       -----------
    Net Gain (Loss) on Investments ..............       (4,319,452)          566,743           (36,409)
                                                       -----------       -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $(1,832,681)      $ 1,535,331       $ 1,670,018
                                                       ===========       ===========       ===========

                                                        Alliance          Alliance         Alliance
                                                         Utility        Conservative        Growth
                                                         Income          Investors         Investors
                                                        Portfolio        Portfolio         Portfolio
                                                        ---------        ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $ 1,299,750      $ 2,357,709       $ 1,431,813
Expenses:
    Mortality & Expense Risk Fees ...............          397,880          330,788           185,967
    Daily Administrative Charges ................           47,702           39,744            22,405
                                                       -----------      -----------       -----------
Net Investment Income (Loss) ....................          854,168        1,987,177         1,223,441
                                                       -----------      -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        2,196,833          981,607           695,455
    Change in Unrealized Appreciation
        (Depreciation) ..........................        2,178,597       (2,058,748)          124,297
                                                       -----------      -----------       -----------
    Net Gain (Loss) on Investments ..............        4,375,430       (1,077,141)          819,752
                                                       -----------      -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 5,229,598      $   910,036       $ 2,043,193
                                                       ===========      ===========       ===========

                                                                          Alliance         Alliance
                                                        Alliance           Total           Worldwide
                                                         Growth           Return        Privatization
                                                        Portfolio        Portfolio         Portfolio
                                                        ---------        ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $24,452,751      $ 5,008,217       $ 2,649,459
Expenses:
    Mortality & Expense Risk Fees ...............        3,854,000          703,933           476,141
    Daily Administrative Charges ................          461,477           84,058            56,793
                                                       -----------      -----------       -----------
Net Investment Income (Loss) ....................       20,137,274        4,220,226         2,116,525
                                                       -----------      -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       28,107,912        1,525,428         2,110,797
    Change in Unrealized Appreciation
        (Depreciation) ..........................       45,463,387       (3,201,588)       14,194,001
                                                       -----------      -----------       -----------
    Net Gain (Loss) on Investments ..............       73,571,299       (1,676,160)       16,304,798
                                                       -----------      -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $93,708,573      $ 2,544,066       $18,421,323
                                                       ===========      ===========       ===========

                                                                                                  Alliance
                                                                                                    Real
                                                          Alliance            Alliance             Estate
                                                         Technology            Quasar            Investment
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................      $     305,135       $     210,479       $     589,335
Expenses:
    Mortality & Expense Risk Fees ...............          2,125,104             816,282             155,885
    Daily Administrative Charges ................            254,942              97,204              18,353
                                                       -------------       -------------       -------------
Net Investment Income (Loss) ....................         (2,074,911)           (703,007)            415,097
                                                       -------------       -------------       -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         68,971,993            (522,595)           (836,292)
    Change in Unrealized Appreciation
        (Depreciation) ..........................         50,181,571          11,800,725            (460,189)
                                                       -------------       -------------       -------------
    Net Gain (Loss) on Investments ..............        119,153,564          11,278,130          (1,296,481)
                                                       -------------       -------------       -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 117,078,653       $  10,575,123       $    (881,384)
                                                       =============       =============       =============

                                                                                        Dreyfus
                                                        Alliance           Dreyfus        Zero
                                                          High              Stock        Coupon
                                                          Yield             Index         2000
                                                        Portfolio            Fund       Portfolio
                                                        ---------            ----       ---------
Investment Income (Loss):
    Dividends ...................................      $   990,643       $  392,416      $ 9,198
Expenses:
    Mortality & Expense Risk Fees ...............          230,870          237,359        2,357
    Daily Administrative Charges ................           27,806           28,463          273
                                                       -----------       ----------      -------
Net Investment Income (Loss) ....................          731,967          126,594        6,568
                                                       -----------       ----------      -------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         (667,836)         731,343        1,880
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (778,377)       2,502,878       (6,726)
                                                       -----------       ----------      -------
    Net Gain (Loss) on Investments ..............       (1,446,213)       3,234,221       (4,846)
                                                       -----------       ----------      -------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (714,246)      $3,360,815      $ 1,722
                                                       ===========       ==========      =======

                                                          Dreyfus
                                                           Small         Fidelity      Fidelity
                                                          Company          Money         Asset
                                                           Stock           Market       Manager
                                                         Portfolio        Portfolio    Portfolio
                                                         ---------        ---------    ---------
Investment Income (Loss):
    Dividends ...................................        $       0         $423,960     $580,673
Expenses:
    Mortality & Expense Risk Fees ...............           18,765          105,203      115,472
    Daily Administrative Charges ................            2,251           12,585       13,865
                                                         ---------         --------     --------
Net Investment Income (Loss) ....................          (21,016)         306,172      451,336
                                                         ---------         --------     --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (80,077)               0      100,465
    Change in Unrealized Appreciatio
        (Depreciation) ..........................          232,597                0      364,435
                                                         ---------         --------     --------
    Net Gain (Loss) on Investments ..............          152,520                0      464,900
                                                         ---------         --------     --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 131,504         $306,172     $916,236
                                                         =========         ========     ========

                                                                                       Fidelity
                                                                       Fidelity        Investment
                                                       Fidelity          High            Grade
                                                        Growth          Income            Bond
                                                       Portfolio       Portfolio       Portfolio
                                                       ---------       ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $1,369,728      $ 357,625       $ 250,067
Expenses:
    Mortality & Expense Risk Fees ...............         198,445         62,450          65,007
    Daily Administrative Charges ................          23,791          7,485           7,822
                                                       ----------      ---------       ---------
Net Investment Income (Loss) ....................       1,147,492        287,690         177,238
                                                       ----------      ---------       ---------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         554,625        (69,241)        (23,043)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       3,655,811         11,174        (296,942)
                                                       ----------      ---------       ---------
    Net Gain (Loss) on Investments ..............       4,210,436        (58,067)       (319,985)
                                                       ----------      ---------       ---------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $5,357,928      $ 229,623       $(142,747)
                                                       ==========      =========       =========

                                                                                     Hotchkis
                                                                                        &
                                                                                      Wiley
                                                       Fidelity       Fidelity    International
                                                       Overseas      Contrafund        VIP
                                                       Portfolio      Portfolio     Portfolio
                                                       ---------      ---------     ---------
Investment Income (Loss):
    Dividends ...................................      $ 45,346      $  135,302      $  596
Expenses:
    Mortality & Expense Risk Fees ...............        14,592          62,306         247
    Daily Administrative Charges ................         1,750           7,492          29
                                                       --------      ----------      ------
Net Investment Income (Loss) ....................        29,004          65,504         320
                                                       --------      ----------      ------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        25,449         186,090           8
    Change in Unrealized Appreciation
        (Depreciation) ..........................       363,319         850,009       5,793
                                                       --------      ----------      ------
    Net Gain (Loss) on Investments ..............       388,768       1,036,099       5,801
                                                       --------      ----------      ------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $417,772      $1,101,603      $6,121
                                                       ========      ==========      ======

                                                      Hotchkis
                                                          &                        Merrill
                                                        Wiley        Mercury        Lynch
                                                         Low           U.S.         Basic
                                                      Duration        Large         Value
                                                         VIP           Cap          Focus
                                                      Portfolio       Fund          Fund
                                                      ---------       ----          ----
Investment Income (Loss):
    Dividends ...................................      $ 2,268       $  235      $ 1,275,566
Expenses:
    Mortality & Expense Risk Fees ...............          441           54           72,036
    Daily Administrative Charges ................           53            6            8,587
                                                       -------       ------      -----------
Net Investment Income (Loss) ....................        1,774          175        1,194,943
                                                       -------       ------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (26)           8          (80,446)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (1,264)       2,299         (237,545)
                                                       -------       ------      -----------
    Net Gain (Loss) on Investments ..............       (1,290)       2,307         (317,991)
                                                       -------       ------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   484       $2,482      $   876,952
                                                       =======       ======      ===========

                                                                     Merrill       Merrill
                                                        Merrill       Lynch         Lynch
                                                         Lynch      Developing    Domestic
                                                        Capital      Capital        Money
                                                         Focus       Markets       Market
                                                         Fund          Fund         Fund
                                                         ----          ----         ----
Investment Income (Loss):
    Dividends ...................................      $   188      $  2,253      $ 90,288
Expenses:
    Mortality & Expense Risk Fees ...............           58         1,235        24,532
    Daily Administrative Charges ................            7           144         2,921
                                                       -------      --------      --------
Net Investment Income (Loss) ....................          123           874        62,835
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            0        (1,774)            0
    Change in Unrealized Appreciation
        (Depreciation) ..........................          (87)       51,211             0
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............          (87)       49,437             0
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    36      $ 50,311      $ 62,835
                                                       =======      ========      ========

                                                        Merrill     Merrill        Merrill
                                                         Lynch       Lynch          Lynch
                                                        Global       Global        Global
                                                        Growth      Strategy       Utility
                                                         Focus       Focus          Focus
                                                         Fund         Fund          Fund
                                                         ----         ----          ----
Investment Income (Loss):
    Dividends ...................................      $ 2,938      $113,484      $108,275
Expenses:
    Mortality & Expense Risk Fees ...............          459         6,175         8,495
    Daily Administrative Charges ................           52           734         1,022
                                                       -------      --------      --------
Net Investment Income (Loss) ....................        2,427       106,575        98,758
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          936         1,159         4,838
    Change in Unrealized Appreciation
        (Depreciation) ..........................       40,459        18,590         4,581
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............       41,395        19,749         9,419
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $43,822      $126,324      $108,177
                                                       =======      ========      ========

                                                        Merrill      Merrill        Merrill
                                                         Lynch        Lynch          Lynch
                                                         High     International     Natural
                                                        Current       Equity       Resources
                                                        Income        Focus          Focus
                                                         Fund          Fund          Fund
                                                         ----          ----          ----
Investment Income (Loss):
    Dividends ...................................      $68,306      $ 39,800      $    912
Expenses:
    Mortality & Expense Risk Fees ...............        7,727        11,680           681
    Daily Administrative Charges ................          925         1,390            81
                                                       -------      --------      --------
Net Investment Income (Loss) ....................       59,654        26,730           150
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       (9,667)        2,517         1,537
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (22,846)      287,142         9,258
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............      (32,513)      289,659        10,795
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $27,141      $316,389      $ 10,945
                                                       =======      ========      ========

                                                                                   Merrill
                                                        Merrill     Merrill         Lynch
                                                         Lynch       Lynch         Special
                                                         Prime      Quality         Value
                                                         Bond        Equity         Focus
                                                         Fund         Fund          Fund
                                                         ----         ----          ----
Investment Income (Loss):
    Dividends ...................................      $41,396      $286,442      $ 93,108
Expenses:
    Mortality & Expense Risk Fees ...............        7,309        16,543         8,203
    Daily Administrative Charges ................          876         1,976           968
                                                       -------      --------      --------
Net Investment Income (Loss) ....................       33,211       267,923        83,937
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       (9,495)        8,451       (37,134)
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (45,725)      110,512       177,235
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............      (55,220)      118,963       140,101
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $(22,009)    $386,886      $224,038
                                                       ========     ========      ========

                                                                      Mitchell
                                                       Mitchell       Hutchins       Mitchell
                                                       Hutchins        Global        Hutchins
                                                       Balanced        Income         Growth
                                                       Portfolio      Portfolio      Portfolio
                                                       ---------      ---------      ---------
Investment Income (Loss):
    Dividends ...................................      $     20       $      0       $      28
Expenses:
    Mortality & Expense Risk Fees ...............        12,204          3,385          13,316
    Daily Administrative Charges ................         1,390            404           1,570
                                                       --------       --------       ---------
Net Investment Income (Loss) ....................       (13,574)        (3,789)        (14,858)
                                                       --------       --------       ---------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        (3,739)        (1,721)         13,091
    Change in Unrealized Appreciation
        (Depreciation) ..........................        44,396         (9,476)        449,569
                                                       --------       --------       ---------
    Net Gain (Loss) on Investments ..............        40,657        (11,197)        462,660
                                                       --------       --------       ---------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 27,083       $(14,986)      $ 447,802
                                                       ========       ========       =========

                                                       Mitchell
                                                       Hutchins         Mitchell      Mitchell
                                                        Growth          Hutchins      Hutchins
                                                           &              High          Small
                                                        Income           Income          Cap
                                                       Portfolio       Portfolio      Portfolio
                                                       ---------       ---------      ---------
Investment Income (Loss):
    Dividends ...................................      $      69       $ 145,396       $21,076
Expenses:
    Mortality & Expense Risk Fees ...............         51,989          18,588         5,989
    Daily Administrative Charges ................          6,124           2,239           691
                                                       ---------       ---------       -------
Net Investment Income (Loss) ....................        (58,044)        124,569        14,396
                                                       ---------       ---------       -------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         31,065          27,590         9,051
    Change in Unrealized Appreciation
        (Depreciation) ..........................        580,137        (111,345)       16,783
                                                       ---------       ---------       -------
    Net Gain (Loss) on Investments ..............        611,202         (83,755)       25,834
                                                       ---------       ---------       -------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 553,158       $  40,814       $40,230
                                                       =========       =========       =======

                                                       Mitchell        Mitchell         Van Eck
                                                       Hutchins        Hutchins        Worldwide
                                                       Strategic       Tactical          Hard
                                                        Income        Allocation        Assets
                                                       Portfolio      Portfolio          Fund
                                                       ---------      ---------          ----
Investment Income (Loss):
    Dividends ...................................      $ 52,707       $2,391,585      $  1,959
Expenses:
    Mortality & Expense Risk Fees ...............         7,145          277,838         2,041
    Daily Administrative Charges ................           854           33,399           245
                                                       --------       ----------      --------
Net Investment Income (Loss) ....................        44,708        2,080,348          (327)
                                                       --------       ----------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         1,517        1,198,834       (48,791)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (50,021)         277,248        78,945
                                                       --------       ----------      --------
    Net Gain (Loss) on Investments ..............       (48,504)       1,476,082        30,154
                                                       --------       ----------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ (3,796)      $3,556,430      $ 29,827
                                                       ========       ==========      ========

                                                         Van Eck         WP&G           WP&G
                                                        Worldwide      Tomorrow       Tomorrow
                                                        Emerging        Short          Medium
                                                         Markets         Term           Term
                                                          Fund        Portfolio       Portfolio
                                                          ----        ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $       0       $ 30,422       $ 36,366
Expenses:
    Mortality & Expense Risk Fees ...............          2,302          6,280          5,773
    Daily Administrative Charges ................            275            754            693
                                                       ---------       --------       --------
Net Investment Income (Loss) ....................         (2,577)        23,388         29,900
                                                       ---------       --------       --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         48,508          3,736          6,399
    Change in Unrealized Appreciation
        (Depreciation) ..........................         85,772        (21,387)       (23,450)
                                                       ---------       --------       --------
    Net Gain (Loss) on Investments ..............        134,280        (17,651)       (17,051)
                                                       ---------       --------       --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 131,703       $  5,737       $ 12,849
                                                       =========       ========       ========

                                                                         WP&G
                                                                       Tomorrow
                                                                         Long
                                                                         Term
                                                                       Portfolio
                                                                       ---------
Investment Income (Loss):
    Dividends ...............................................          $ 47,522
Expenses:
    Mortality & Expense Risk Fees ...........................             5,982
    Daily Administrative Charges ............................               717
                                                                       --------
Net Investment Income (Loss) ................................            40,823
                                                                       --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ............................................            23,154
    Change in Unrealized Appreciation
        (Depreciation) ......................................           (27,264)
                                                                       --------
    Net Gain (Loss) on Investments ..........................            (4,110)
                                                                       --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...............................          $ 36,713
                                                                       ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
          For The Years Ended December 31, 2000 and December 31, 1999

                                                                   2000
                                                                                AIM              AIM
                                                                              Capital        International
                                                                            Appreciation        Equity
                                                          Total                Fund             Fund
                                                          -----                ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   141,690,251       $    40,868       $   273,940
    Realized Gain (Loss) on Investment Activity          246,310,254           593,328           754,956
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (659,597,921)       (1,110,539)       (2,097,647)
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         (271,597,416)         (476,343)       (1,068,751)
                                                     ---------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................          444,132,974           328,162           200,329
    Administrative Charges ....................           (2,064,777)           (1,442)           (1,094)
    Transfers .................................          221,035,563         1,122,581         2,578,909
    Contract Withdrawals ......................         (372,930,318)         (525,905)         (376,534)
    Deferred Sales Charges ....................           (8,263,318)          (16,961)          (10,711)
    Death Benefits ............................          (29,203,285)          (13,512)                0
    Annuity Payments ..........................             (966,395)           (2,279)                0
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          251,740,444           890,644         2,390,899
                                                     ---------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          (19,856,972)          414,301         1,322,148
Net Assets, at Beginning of Year ..............        2,490,377,528         2,808,716         3,625,431
                                                     ---------------       -----------       -----------
Net Assets, at End of Year ....................      $ 2,470,520,556       $ 3,223,017       $ 4,947,579
                                                     ===============       ===========       ===========


                                                                                               Alliance
                                                        Alliance            Alliance             Growth
                                                          Money              Premier               &
                                                         Market              Growth              Income
                                                        Portfolio           Portfolio          Portfolio
                                                        ---------           ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   3,972,058       $  25,233,776       $  24,185,132
    Realized Gain (Loss) on Investment Activity                  0          70,637,928          36,409,375
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0        (222,393,450)         (8,745,747)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          3,972,058        (126,521,746)         51,848,760
                                                     -------------       -------------       -------------

Capital Transactions:
    Contract Deposits .........................         24,047,152         120,162,970          65,701,483
    Administrative Charges ....................            (62,640)           (577,779)           (335,830)
    Transfers .................................         22,969,841          40,750,178          22,144,312
    Contract Withdrawals ......................        (38,223,470)        (80,363,133)        (61,079,083)
    Deferred Sales Charges ....................           (937,462)         (1,825,297)         (1,297,568)
    Death Benefits ............................         (2,425,935)         (7,373,534)         (6,234,308)
    Annuity Payments ..........................           (215,032)           (234,209)           (129,605)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          5,152,454          70,539,196          18,769,401
                                                     -------------       -------------       -------------
Total Increase (Decrease) in Net Assets .......          9,124,512         (55,982,550)         70,618,161
Net Assets, at Beginning of Year ..............        100,967,746         644,645,115         419,519,614
                                                     -------------       -------------       -------------
Net Assets, at End of Year ....................      $ 110,092,258       $ 588,662,565       $ 490,137,775
                                                     =============       =============       =============

                                                                          Alliance         Alliance
                                                       Alliance          Short-Term         Global
                                                     International      Multi-Market         Bond
                                                       Portfolio          Portfolio        Portfolio
                                                       ---------          ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  5,205,756       $   132,404       $   181,173
    Realized Gain (Loss) on Investment Activity         9,762,380           (44,869)         (164,344)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (31,527,839)          (37,201)          (56,259)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................       (16,559,703)           50,334           (39,430)
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................        15,325,079             1,468           562,736
    Administrative Charges ....................           (47,046)             (934)           (4,361)
    Transfers .................................        12,315,143        (1,029,272)         (130,839)
    Contract Withdrawals ......................       (10,011,409)         (645,834)       (1,286,656)
    Deferred Sales Charges ....................          (184,722)          (10,407)          (21,523)
    Death Benefits ............................          (568,893)           (1,131)         (100,744)
    Annuity Payments ..........................           (19,191)                0            (4,267)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        16,808,961        (1,686,110)         (985,654)
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......           249,258        (1,635,776)       (1,025,084)
Net Assets, at Beginning of Year ..............        66,470,057         3,208,393         8,580,545
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 66,719,315       $ 1,572,617       $ 7,555,461
                                                     ============       ===========       ===========

                                                        Alliance
                                                           U.S.                             Alliance
                                                       Government/        Alliance            North
                                                          High             Global           American
                                                          Grade            Dollar          Government
                                                       Securities        Government           Income
                                                        Portfolio         Portfolio         Portfolio
                                                        ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  2,227,610       $   779,758       $  1,695,537
    Realized Gain (Loss) on Investment Activity          (882,000)       (1,009,549)          (185,991)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         3,207,745         1,124,178            934,672
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         4,553,355           894,387          2,444,218
                                                     ------------       -----------       ------------

Capital Transactions:
    Contract Deposits .........................         5,320,732           331,035          5,593,229
    Administrative Charges ....................           (38,820)           (4,042)           (18,662)
    Transfers .................................        (1,738,919)       (1,008,005)            46,872
    Contract Withdrawals ......................        (7,821,874)       (1,073,709)        (4,888,832)
    Deferred Sales Charges ....................          (233,740)          (20,214)          (102,127)
    Death Benefits ............................          (547,412)          (51,022)          (400,232)
    Annuity Payments ..........................           (23,997)           (1,444)            (5,966)
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (5,084,030)       (1,827,401)           224,282
                                                     ------------       -----------       ------------
Total Increase (Decrease) in Net Assets .......          (530,675)         (933,014)         2,668,500
Net Assets, at Beginning of Year ..............        52,931,974         8,403,011         22,752,532
                                                     ------------       -----------       ------------
Net Assets, at End of Year ....................      $ 52,401,299       $ 7,469,997       $ 25,421,032
                                                     ============       ===========       ============

                                                       Alliance           Alliance           Alliance
                                                        Utility         Conservative          Growth
                                                        Income           Investors           Investors
                                                       Portfolio         Portfolio           Portfolio
                                                       ---------         ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  1,964,332       $  2,444,710       $  3,071,401
    Realized Gain (Loss) on Investment Activity         2,803,965            279,246            486,984
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (463,602)        (1,836,875)        (4,055,896)
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         4,304,695            887,081           (497,511)
                                                     ------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         9,318,424                518             10,303
    Administrative Charges ....................           (34,611)           (10,058)            (6,404)
    Transfers .................................         7,052,959         (1,130,690)          (478,121)
    Contract Withdrawals ......................        (4,921,697)        (5,490,111)        (2,482,501)
    Deferred Sales Charges ....................           (96,676)          (102,684)           (48,194)
    Death Benefits ............................          (776,487)          (320,357)          (169,815)
    Annuity Payments ..........................                 0             (3,223)            (7,093)
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        10,541,912         (7,056,605)        (3,181,825)
                                                     ------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        14,846,607         (6,169,524)        (3,679,336)
Net Assets, at Beginning of Year ..............        37,956,325         24,574,284         15,427,347
                                                     ------------       ------------       ------------
Net Assets, at End of Year ....................      $ 52,802,932       $ 18,404,760       $ 11,748,011
                                                     ============       ============       ============

                                                                           Alliance            Alliance
                                                       Alliance             Total             Worldwide
                                                        Growth             Return           Privatization
                                                       Portfolio          Portfolio           Portfolio
                                                       ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  32,498,746       $  4,915,036       $  2,857,284
    Realized Gain (Loss) on Investment Activity         38,780,438          1,912,302          1,858,390
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (147,394,118)           496,891        (19,490,506)
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (76,114,934)         7,324,229        (14,774,832)
                                                     -------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         58,034,533         11,139,399         11,065,190
    Administrative Charges ....................           (262,818)           (55,548)           (33,849)
    Transfers .................................         24,348,802          4,179,940          6,401,806
    Contract Withdrawals ......................        (59,054,351)        (8,256,494)        (6,362,570)
    Deferred Sales Charges ....................         (1,210,875)          (172,817)          (133,576)
    Death Benefits ............................         (3,508,805)        (1,108,441)          (493,811)
    Annuity Payments ..........................            (57,246)           (25,690)           (31,896)
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         18,289,240          5,700,349         10,411,294
                                                     -------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        (57,825,694)        13,024,578         (4,363,538)
Net Assets, at Beginning of Year ..............        389,075,571         64,905,641         51,524,730
                                                     -------------       ------------       ------------
Net Assets, at End of Year ....................      $ 331,249,877       $ 77,930,219       $ 47,161,192
                                                     =============       ============       ============

                                                                                        Alliance
                                                                                          Real
                                                     Alliance         Alliance           Estate
                                                    Technology         Quasar          Investment
                                                     Portfolio        Portfolio        Portfolio
                                                     ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $  17,281,809    $   1,078,561    $     353,901
    Realized Gain (Loss) on Investment Activity      79,813,312        3,100,780         (253,917)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........    (200,477,833)      (4,997,624)       2,714,096
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................    (103,382,712)        (818,283)       2,814,080
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................      89,113,680        8,762,913        1,967,655
    Administrative Charges ....................        (319,901)         (54,028)         (10,726)
    Transfers .................................      77,566,229       (4,009,574)       2,169,973
    Contract Withdrawals ......................     (51,705,922)      (9,797,086)      (1,835,683)
    Deferred Sales Charges ....................      (1,150,132)        (222,981)         (46,441)
    Death Benefits ............................      (2,806,785)        (514,450)        (163,443)
    Annuity Payments ..........................        (102,735)         (26,295)         (10,645)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................     110,594,434       (5,861,501)       2,070,690
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......       7,211,722       (6,679,784)       4,884,770
Net Assets, at Beginning of Year ..............     305,999,186       74,066,228       11,189,170
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $ 313,210,908    $  67,386,444    $  16,073,940
                                                  =============    =============    =============

                                                                                      Dreyfus
                                                     Alliance          Dreyfus          Zero
                                                       High             Stock          Coupon
                                                       Yield            Index           2000
                                                     Portfolio          Fund          Portfolio
                                                     ---------          ----          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $   1,556,731    $     197,456    $       2,913
    Realized Gain (Loss) on Investment Activity      (1,371,067)       1,559,717             (749)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      (1,570,763)      (3,987,035)           1,016
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................      (1,385,099)      (2,229,862)           3,180
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................       2,538,812          549,967                0
    Administrative Charges ....................         (21,437)         (11,039)             (58)
    Transfers .................................        (487,939)         550,572          (79,817)
    Contract Withdrawals ......................      (1,827,305)      (3,357,434)          (4,828)
    Deferred Sales Charges ....................         (52,333)         (88,946)             (92)
    Death Benefits ............................        (224,630)         (36,992)               0
    Annuity Payments ..........................         (44,959)          (5,995)               0
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (119,791)      (2,399,867)         (84,795)
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......      (1,504,890)      (4,629,729)         (81,615)
Net Assets, at Beginning of Year ..............      21,629,341       22,646,050           81,615
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $  20,124,451    $  18,016,321    $           0
                                                  =============    =============    =============

                                                       Dreyfus
                                                        Small            Fidelity           Fidelity
                                                       Company             Money             Asset
                                                        Stock             Market            Manager
                                                      Portfolio          Portfolio         Portfolio
                                                      ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (22,334)      $    528,388       $  1,026,768
    Realized Gain (Loss) on Investment Activity           33,055                  0            (96,920)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           93,092                  0         (1,577,357)
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          103,813            528,388           (647,509)
                                                     -----------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................           23,573            516,063            489,125
    Administrative Charges ....................             (648)            (3,753)            (5,336)
    Transfers .................................          459,474          2,381,622          2,633,819
    Contract Withdrawals ......................         (343,218)        (2,888,906)        (1,143,655)
    Deferred Sales Charges ....................          (11,588)           (75,733)           (25,775)
    Death Benefits ............................                0                  0            (20,556)
    Annuity Payments ..........................                0                  0             (2,125)
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          127,593            (70,707)         1,925,497
                                                     -----------       ------------       ------------
Total Increase (Decrease) in Net Assets .......          231,406            457,681          1,277,988
Net Assets, at Beginning of Year ..............        1,677,921         12,263,433         10,968,598
                                                     -----------       ------------       ------------
Net Assets, at End of Year ....................      $ 1,909,327       $ 12,721,114       $ 12,246,586
                                                     ===========       ============       ============

                                                                                            Fidelity
                                                                         Fidelity          Investment
                                                       Fidelity            High              Grade
                                                        Growth            Income              Bond
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  2,219,235       $   423,831       $   261,691
    Realized Gain (Loss) on Investment Activity         2,145,954        (1,040,156)         (169,921)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (7,281,103)         (401,612)          320,671
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (2,915,914)       (1,017,937)          412,441
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         1,249,287            23,261           119,034
    Administrative Charges ....................           (10,788)           (1,254)           (1,851)
    Transfers .................................         1,849,047        (3,031,262)         (527,948)
    Contract Withdrawals ......................        (3,264,226)         (326,025)         (310,978)
    Deferred Sales Charges ....................           (75,925)           (7,696)           (5,621)
    Death Benefits ............................            (8,804)                0           (17,883)
    Annuity Payments ..........................            (3,736)                0            (4,142)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          (265,145)       (3,342,976)         (749,389)
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        (3,181,059)       (4,360,913)         (336,948)
Net Assets, at Beginning of Year ..............        22,832,659         7,354,806         4,840,423
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 19,651,600       $ 2,993,893       $ 4,503,475
                                                     ============       ===========       ===========

                                                                                 Mercury
                                                                                    HW
                                                    Fidelity       Fidelity    International
                                                    Overseas      Contrafund        VIP
                                                    Portfolio      Portfolio     Portfolio
                                                    ---------      ---------     ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $   121,050    $   776,887    $     5,497
    Realized Gain (Loss) on Investment Activity        43,059        196,398          2,336
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      (412,012)    (1,498,459)        24,903
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................      (247,903)      (525,174)        32,736
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................         5,008        312,656        220,445
    Administrative Charges ....................          (599)        (2,789)          (898)
    Transfers .................................       (63,926)       325,956        570,249
    Contract Withdrawals ......................      (166,800)      (881,792)        (5,226)
    Deferred Sales Charges ....................        (2,786)       (32,831)           (10)
    Death Benefits ............................             0        (38,647)       (15,477)
    Annuity Payments ..........................             0         (1,975)             0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................      (229,103)      (319,422)       769,083
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......      (477,006)      (844,596)       801,819
Net Assets, at Beginning of Year ..............     1,374,081      6,736,063        118,563
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $   897,075    $ 5,891,467    $   920,382
                                                  ===========    ===========    ===========

                                                                                   Merrill
                                                    Mercury         Mercury         Lynch
                                                      Low             U.S.          Basic
                                                   Duration          Large          Value
                                                      VIP             Cap           Focus
                                                   Portfolio         Fund            Fund
                                                   ---------         ----            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $    10,287    $     5,886    $   828,702
    Realized Gain (Loss) on Investment Activity            59           (311)       (68,158)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         2,957       (110,100)       171,317
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        13,303       (104,525)       931,861
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................        21,980        512,152        533,345
    Administrative Charges ....................           (13)          (401)       (14,615)
    Transfers .................................       273,462        286,799        910,787
    Contract Withdrawals ......................       (22,070)       (10,793)      (146,995)
    Deferred Sales Charges ....................             0              0         (2,208)
    Death Benefits ............................             0              0        (51,247)
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................       273,359        787,757      1,229,067
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......       286,662        683,232      2,160,928
Net Assets, at Beginning of Year ..............        86,049         74,482      7,214,406
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $   372,711    $   757,714    $ 9,375,334
                                                  ===========    ===========    ===========

                                                                    Merrill       Merrill
                                                     Merrill         Lynch         Lynch
                                                      Lynch       Developing      Domestic
                                                     Capital        Capital        Money
                                                      Focus         Markets        Market
                                                      Fund           Fund           Fund
                                                      ----           ----           ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $      (343)   $    (1,336)   $    68,269
    Realized Gain (Loss) on Investment Activity         6,901            175              0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         1,022        (69,116)             0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         7,580        (70,277)        68,269
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................             0         55,622        664,882
    Administrative Charges ....................           (16)          (247)        (1,912)
    Transfers .................................         6,347         39,299       (122,340)
    Contract Withdrawals ......................        (9,373)        (1,077)      (301,802)
    Deferred Sales Charges ....................             0            (44)       (12,693)
    Death Benefits ............................             0              0        (71,457)
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (3,042)        93,553        154,678
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......         4,538         23,276        222,947
Net Assets, at Beginning of Year ..............         7,758        137,635      1,280,801
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $    12,296    $   160,911    $ 1,503,748
                                                  ===========    ===========    ===========

                                                                                   Merrill
                                                      Merrill       Merrill         Lynch
                                                       Lynch         Lynch        Utilities
                                                      Global        Global            &
                                                      Growth       Strategy    Telecommunications
                                                       Focus         Focus          Focus
                                                       Fund          Fund           Fund
                                                       ----          ----           ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $    63,964    $   154,530    $   458,199
    Realized Gain (Loss) on Investment Activity         3,162             76         24,275
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      (280,498)      (286,192)      (533,387)
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................      (213,372)      (131,586)       (50,913)
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................       666,207         69,460        162,219
    Administrative Charges ....................        (1,032)        (1,354)        (1,778)
    Transfers .................................       433,526        214,128        108,911
    Contract Withdrawals ......................        (9,498)        (5,090)       (15,194)
    Deferred Sales Charges ....................           (40)           (10)          (539)
    Death Benefits ............................             0              0              0
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................     1,089,163        277,134        253,619
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......       875,791        145,548        202,706
Net Assets, at Beginning of Year ..............       255,282        983,397      1,040,207
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $ 1,131,073    $ 1,128,945    $ 1,242,913
                                                  ===========    ===========    ===========

                                                       Merrill          Merrill         Merrill
                                                        Lynch            Lynch           Lynch
                                                        High         International      Natural
                                                       Current          Equity         Resources
                                                       Income            Focus           Focus
                                                        Fund             Fund             Fund
                                                        ----             ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  61,271       $    58,163       $   (589)
    Realized Gain (Loss) on Investment Activity        (18,318)           36,819          7,057
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (104,240)         (370,075)        10,862
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (61,287)         (275,093)        17,330
                                                     ---------       -----------       --------

Capital Transactions:
    Contract Deposits .........................         40,020           143,387          5,073
    Administrative Charges ....................           (962)           (2,380)          (116)
    Transfers .................................        (43,284)          120,894        (28,273)
    Contract Withdrawals ......................        (17,679)          (33,386)        (1,494)
    Deferred Sales Charges ....................           (510)           (1,067)           (55)
    Death Benefits ............................         (4,378)           (2,417)             0
    Annuity Payments ..........................              0                 0              0
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (26,793)          225,031        (24,865)
                                                     ---------       -----------       --------
Total Increase (Decrease) in Net Assets .......        (88,080)          (50,062)        (7,535)
Net Assets, at Beginning of Year ..............        756,273         1,305,820         63,481
                                                     ---------       -----------       --------
Net Assets, at End of Year ....................      $ 668,193       $ 1,255,758       $ 55,946
                                                     =========       ===========       ========

                                                                                         Merrill
                                                                                          Lynch
                                                       Merrill          Merrill           Small
                                                        Lynch            Lynch             Cap
                                                        Prime           Quality           Value
                                                        Bond            Equity            Focus
                                                        Fund             Fund             Fund
                                                        ----             ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  31,812       $   528,422       $   415,351
    Realized Gain (Loss) on Investment Activity         (3,593)           11,396            26,560
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         24,258          (774,459)         (252,706)
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         52,477          (234,641)          189,205
                                                     ---------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         18,711           268,129           355,108
    Administrative Charges ....................           (625)           (3,404)           (3,766)
    Transfers .................................        (12,130)           34,049           282,819
    Contract Withdrawals ......................         (2,905)          (77,247)         (120,609)
    Deferred Sales Charges ....................              0            (1,519)           (5,303)
    Death Benefits ............................         (5,942)                0            (1,370)
    Annuity Payments ..........................              0                 0                 0
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         (2,891)          220,008           506,879
                                                     ---------       -----------       -----------
Total Increase (Decrease) in Net Assets .......         49,586           (14,633)          696,084
Net Assets, at Beginning of Year ..............        619,931         1,883,737         1,287,844
                                                     ---------       -----------       -----------
Net Assets, at End of Year ....................      $ 669,517       $ 1,869,104       $ 1,983,928
                                                     =========       ===========       ===========

                                                                       Mitchell
                                                      Mitchell         Hutchins         Mitchell
                                                      Hutchins          Global          Hutchins
                                                      Balanced          Income           Growth
                                                      Portfolio        Portfolio        Portfolio
                                                      ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   188,994       $   6,418       $   483,669
    Realized Gain (Loss) on Investment Activity          (26,912)         (5,338)           37,063
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (168,142)         13,773        (1,085,963)
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           (6,060)         14,853          (565,231)
                                                     -----------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................          187,545          32,169           423,594
    Administrative Charges ....................           (2,308)           (557)           (4,955)
    Transfers .................................           42,085         (18,874)          146,904
    Contract Withdrawals ......................          (78,358)         (6,959)         (112,194)
    Deferred Sales Charges ....................           (1,321)           (125)               (2)
    Death Benefits ............................                0               0           (30,345)
    Annuity Payments ..........................                0               0              (638)
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          147,643           5,654           422,364
                                                     -----------       ---------       -----------
Total Increase (Decrease) in Net Assets .......          141,583          20,507          (142,867)
Net Assets, at Beginning of Year ..............        1,414,243         399,359         2,300,452
                                                     -----------       ---------       -----------
Net Assets, at End of Year ....................      $ 1,555,826       $ 419,866       $ 2,157,585
                                                     ===========       =========       ===========

                                                      Mitchell
                                                      Hutchins          Mitchell          Mitchell
                                                       Growth           Hutchins          Hutchins
                                                          &               High             Small
                                                       Income            Income             Cap
                                                      Portfolio         Portfolio        Portfolio
                                                      ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   359,723       $    60,910       $ 153,459
    Realized Gain (Loss) on Investment Activity           72,678          (135,854)         20,354
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (866,945)         (106,251)        (88,361)
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         (434,544)         (181,195)         85,452
                                                     -----------       -----------       ---------

Capital Transactions:
    Contract Deposits .........................        1,069,954            33,983          95,931
    Administrative Charges ....................          (13,224)           (1,644)         (1,467)
    Transfers .................................         (770,921)         (566,414)         25,336
    Contract Withdrawals ......................         (132,165)          (29,676)        (46,568)
    Deferred Sales Charges ....................           (1,173)             (997)         (1,207)
    Death Benefits ............................         (109,194)           (4,295)        (24,212)
    Annuity Payments ..........................           (1,330)                0               0
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           41,947          (569,043)         47,813
                                                     -----------       -----------       ---------
Total Increase (Decrease) in Net Assets .......         (392,597)         (750,238)        133,265
Net Assets, at Beginning of Year ..............        6,892,491         1,439,055         616,878
                                                     -----------       -----------       ---------
Net Assets, at End of Year ....................      $ 6,499,894       $   688,817       $ 750,143
                                                     ===========       ===========       =========

                                                    Mitchell       Mitchell          Van Eck
                                                    Hutchins       Hutchins         Worldwide
                                                    Strategic      Tactical           Hard
                                                     Income       Allocation         Assets
                                                    Portfolio      Portfolio          Fund
                                                    ---------      ---------          ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     22,199    $    258,899    $     (1,338)
    Realized Gain (Loss) on Investment Activity        (42,010)        351,372           4,225
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         20,369      (1,923,915)         18,184
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            558      (1,313,644)         21,071
                                                  ------------    ------------    ------------

Capital Transactions:
    Contract Deposits .........................         48,991       5,606,741          27,943
    Administrative Charges ....................         (2,517)        (63,735)           (109)
    Transfers .................................       (117,581)      1,838,165         (25,925)
    Contract Withdrawals ......................        (20,907)       (930,055)         (8,271)
    Deferred Sales Charges ....................             (2)         (8,158)           (116)
    Death Benefits ............................        (34,962)       (921,360)              0
    Annuity Payments ..........................              0            (682)              0
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................       (126,978)      5,520,916          (6,478)
                                                  ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .......       (126,420)      4,207,272          14,593
Net Assets, at Beginning of Year ..............        960,837      36,339,574         243,443
                                                  ------------    ------------    ------------
Net Assets, at End of Year ....................   $    834,417    $ 40,546,846    $    258,036
                                                  ============    ============    ============

                                                     Van Eck          WP&G            WP&G
                                                    Worldwide       Tomorrow        Tomorrow
                                                    Emerging          Short          Medium
                                                     Markets          Term            Term
                                                      Fund          Portfolio      Portfolio
                                                      ----          ---------      ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     (7,425)   $     (2,843)   $     (3,152)
    Realized Gain (Loss) on Investment Activity          1,518          (7,380)         13,268
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (326,999)         15,865            (942)
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................       (332,906)          5,642           9,174
                                                  ------------    ------------    ------------

Capital Transactions:
    Contract Deposits .........................         52,607               0             400
    Administrative Charges ....................           (277)            (82)           (122)
    Transfers .................................        584,384        (403,666)       (423,234)
    Contract Withdrawals ......................        (15,315)        (21,988)        (19,390)
    Deferred Sales Charges ....................           (275)           (530)           (724)
    Death Benefits ............................              0               0               0
    Annuity Payments ..........................              0               0               0
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        621,124        (426,266)       (443,070)
                                                  ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .......        288,218        (420,624)       (433,896)
Net Assets, at Beginning of Year ..............        285,928         420,624         433,896
                                                  ------------    ------------    ------------
Net Assets, at End of Year ....................   $    574,146    $          0    $          0
                                                  ============    ============    ============

                                                                         WP&G
                                                                       Tomorrow
                                                                         Long
                                                                         Term
                                                                       Portfolio
                                                                       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..........................           $  (3,755)
    Net Investment Income (Loss) ..........................              46,750
    Change in Unrealized Appreciation
        (Depreciation) of Investments .....................             (32,024)
                                                                      ---------
Increase (Decrease) in Net Assets Resulting
    From Operations .......................................              10,971
                                                                      ---------

Capital Transactions:
    Contract Deposits .....................................               2,600
    Administrative Charges ................................                (116)
    Transfers .............................................            (481,662)
    Contract Withdrawals ..................................             (10,013)
    Deferred Sales Charges ................................                (256)
    Death Benefits A521 ...................................                   0
    Annuity Payments ......................................                   0
                                                                      ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .............................            (489,447)
                                                                      ---------
Total Increase (Decrease) in Net Assets ...................            (478,476)
Net Assets, at Beginning of Year ..........................             478,476
                                                                      ---------
Net Assets, at End of Year ................................           $       0
                                                                      =========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
          For The Years Ended December 31, 2000 and December 31, 1999

                                                                   1999
                                                                                AIM               AIM
                                                                              Capital       International
                                                                           Appreciation         Equity
                                                         Total                 Fund              Fund
                                                         -----                 ----              ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    76,817,081       $    34,969       $   181,736
    Realized Gain (Loss) on Investment Activity          137,236,532            52,210         1,090,840
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          246,453,532           733,681         1,071,125
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          460,507,145           820,860         2,343,701
                                                     ---------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................          508,164,540           312,206           371,168
    Administrative Charges ....................           (1,219,471)             (800)             (773)
    Transfers .................................          170,625,741           442,136           186,108
    Contract Withdrawals ......................         (206,246,970)         (134,587)          (46,095)
    Deferred Sales Charges ....................           (5,346,186)           (4,753)           (1,807)
    Death Benefits ............................          (25,942,061)                0                 0
    Annuity Payments ..........................             (490,615)           (1,725)                0
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          439,544,978           612,477           508,601
                                                     ---------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          900,052,123         1,433,337         2,852,302
Net Assets, at Beginning of Year ..............        1,590,325,405         1,375,379           773,129
                                                     ---------------       -----------       -----------
Net Assets, at End of Year ....................      $ 2,490,377,528       $ 2,808,716       $ 3,625,431
                                                     ===============       ===========       ===========

                                                                                                Alliance
                                                       Alliance             Alliance             Growth
                                                         Money               Premier               &
                                                        Market               Growth              Income
                                                       Portfolio            Portfolio          Portfolio
                                                       ---------            ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   3,245,769       $    (282,069)      $  31,304,168
    Realized Gain (Loss) on Investment Activity                  0          19,960,434           8,345,783
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0         115,978,034          (8,113,047)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          3,245,769         135,656,399          31,536,904
                                                     -------------       -------------       -------------

Capital Transactions:
    Contract Deposits .........................         58,954,763         147,668,565          92,427,346
    Administrative Charges ....................            (78,791)           (315,287)           (209,117)
    Transfers .................................         (1,241,800)         60,927,636          37,652,567
    Contract Withdrawals ......................        (42,756,164)        (39,422,187)        (29,930,762)
    Deferred Sales Charges ....................         (1,222,139)           (974,680)           (745,689)
    Death Benefits ............................         (3,361,857)         (5,876,182)         (5,301,312)
    Annuity Payments ..........................            (36,417)            (89,868)            (81,647)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         10,257,595         161,917,997          93,811,386
                                                     -------------       -------------       -------------
Total Increase (Decrease) in Net Assets .......         13,503,364         297,574,396         125,348,290
Net Assets, at Beginning of Year ..............         87,464,382         347,070,719         294,171,324
                                                     -------------       -------------       -------------
Net Assets, at End of Year ....................      $ 100,967,746       $ 644,645,115       $ 419,519,614
                                                     =============       =============       =============

                                                                          Alliance         Alliance
                                                        Alliance         Short-Term         Global
                                                      International     Multi-Market         Bond
                                                        Portfolio         Portfolio        Portfolio
                                                        ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  1,116,415       $   180,075       $   184,321
    Realized Gain (Loss) on Investment Activity         3,732,621          (146,929)           68,327
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        13,605,889            65,684          (955,620)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        18,454,925            98,830          (702,972)
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         4,619,098           132,833           512,524
    Administrative Charges ....................           (27,325)           (1,494)           (4,716)
    Transfers .................................        (1,746,251)         (997,987)          154,797
    Contract Withdrawals ......................        (4,871,850)         (301,797)         (857,464)
    Deferred Sales Charges ....................          (118,831)           (2,750)          (15,994)
    Death Benefits ............................        (1,021,452)          (65,074)         (121,221)
    Annuity Payments ..........................           (16,413)                0            (4,724)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (3,183,024)       (1,236,269)         (336,798)
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        15,271,901        (1,137,439)       (1,039,770)
Net Assets, at Beginning of Year ..............        51,198,156         4,345,832         9,620,315
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 66,470,057       $ 3,208,393       $ 8,580,545
                                                     ============       ===========       ===========

                                                       Alliance
                                                          U.S.                               Alliance
                                                      Government/         Alliance            North
                                                         High              Global            American
                                                         Grade             Dollar           Government
                                                      Securities         Government           Income
                                                       Portfolio          Portfolio         Portfolio
                                                       ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  2,486,771       $   968,588       $  1,706,427
    Realized Gain (Loss) on Investment Activity           360,738        (1,419,253)            11,362
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (4,680,190)        1,985,996            (47,771)
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (1,832,681)        1,535,331          1,670,018
                                                     ------------       -----------       ------------

Capital Transactions:
    Contract Deposits .........................         5,163,602           266,100          3,422,160
    Administrative Charges ....................           (32,357)           (3,671)           (13,269)
    Transfers .................................         8,007,641          (585,137)        (3,404,029)
    Contract Withdrawals ......................        (3,143,754)         (752,079)        (3,447,102)
    Deferred Sales Charges ....................           (76,055)          (13,806)           (88,086)
    Death Benefits ............................        (1,409,708)          (83,249)          (370,961)
    Annuity Payments ..........................            (6,065)           (1,223)            (1,609)
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         8,503,304        (1,173,065)        (3,902,896)
                                                     ------------       -----------       ------------
Total Increase (Decrease) in Net Assets .......         6,670,623           362,266         (2,232,878)
Net Assets, at Beginning of Year ..............        46,261,351         8,040,745         24,985,410
                                                     ------------       -----------       ------------
Net Assets, at End of Year ....................      $ 52,931,974       $ 8,403,011       $ 22,752,532
                                                     ============       ===========       ============

                                                       Alliance           Alliance            Alliance
                                                        Utility         Conservative           Growth
                                                        Income            Investors          Investors
                                                       Portfolio          Portfolio          Portfolio
                                                       ---------          ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    854,168       $  1,987,177       $  1,223,441
    Realized Gain (Loss) on Investment Activity         2,196,833            981,607            695,455
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         2,178,597         (2,058,748)           124,297
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         5,229,598            910,036          2,043,193
                                                     ------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         7,285,288            128,584             34,336
    Administrative Charges ....................           (19,852)           (11,154)            (5,996)
    Transfers .................................         2,544,296           (988,770)           (81,220)
    Contract Withdrawals ......................        (3,252,017)        (2,532,286)        (1,382,830)
    Deferred Sales Charges ....................           (86,843)           (61,028)           (26,235)
    Death Benefits ............................          (506,238)          (829,638)          (236,120)
    Annuity Payments ..........................            (9,036)            (3,260)            (6,977)
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         5,955,598         (4,297,552)        (1,705,042)
                                                     ------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        11,185,196         (3,387,516)           338,151
Net Assets, at Beginning of Year ..............        26,771,129         27,961,800         15,089,196
                                                     ------------       ------------       ------------
Net Assets, at End of Year ....................      $ 37,956,325       $ 24,574,284       $ 15,427,347
                                                     ============       ============       ============

                                                                          Alliance             Alliance
                                                        Alliance            Total             Worldwide
                                                         Growth            Return           Privatization
                                                       Portfolio          Portfolio           Portfolio
                                                       ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  20,137,274       $  4,220,226       $  2,116,525
    Realized Gain (Loss) on Investment Activity         28,107,912          1,525,428          2,110,797
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         45,463,387         (3,201,588)        14,194,001
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         93,708,573          2,544,066         18,421,323
                                                     -------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         51,101,343         14,773,354          3,237,440
    Administrative Charges ....................           (167,093)           (35,127)           (19,112)
    Transfers .................................         12,311,937          7,985,533         (1,998,982)
    Contract Withdrawals ......................        (32,405,468)        (4,779,088)        (5,111,962)
    Deferred Sales Charges ....................           (828,340)          (105,015)          (136,980)
    Death Benefits ............................         (3,117,092)          (890,215)          (256,687)
    Annuity Payments ..........................            (32,523)           (22,652)           (27,281)
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         26,862,764         16,926,790         (4,313,564)
                                                     -------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        120,571,337         19,470,856         14,107,759
Net Assets, at Beginning of Year ..............        268,504,234         45,434,785         37,416,971
                                                     -------------       ------------       ------------
Net Assets, at End of Year ....................      $ 389,075,571       $ 64,905,641       $ 51,524,730
                                                     =============       ============       ============

                                                                                       Alliance
                                                                                         Real
                                                     Alliance         Alliance          Estate
                                                    Technology         Quasar         Investment
                                                     Portfolio        Portfolio       Portfolio
                                                     ---------        ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $  (2,074,911)   $    (703,007)   $     415,097
    Realized Gain (Loss) on Investment Activity      68,971,993         (522,595)        (836,292)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      50,181,571       11,800,725         (460,189)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................     117,078,653       10,575,123         (881,384)
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................      58,996,081        8,756,721        1,369,943
    Administrative Charges ....................        (104,157)         (39,658)          (9,183)
    Transfers .................................      36,798,049       (5,911,538)      (1,488,125)
    Contract Withdrawals ......................     (16,053,483)      (6,476,542)        (976,596)
    Deferred Sales Charges ....................        (422,258)        (175,062)         (30,293)
    Death Benefits ............................      (1,226,670)        (477,569)         (76,993)
    Annuity Payments ..........................         (42,394)         (37,459)          (7,350)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................      77,945,168       (4,361,107)      (1,218,597)
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......     195,023,821        6,214,016       (2,099,981)
Net Assets, at Beginning of Year ..............     110,975,365       67,852,212       13,289,151
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $ 305,999,186    $  74,066,228    $  11,189,170
                                                  =============    =============    =============

                                                                                        Dreyfus
                                                     Alliance          Dreyfus            Zero
                                                       High             Stock            Coupon
                                                       Yield            Index             2000
                                                     Portfolio          Fund           Portfolio
                                                     ---------          ----           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     731,967    $     126,594    $       6,568
    Realized Gain (Loss) on Investment Activity        (667,836)         731,343            1,880
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (778,377)       2,502,878           (6,726)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (714,246)       3,360,815            1,722
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................       7,414,143        2,938,350                0
    Administrative Charges ....................         (16,659)          (9,132)            (111)
    Transfers .................................       1,120,912        2,083,844          (92,714)
    Contract Withdrawals ......................      (1,059,095)      (1,038,316)        (110,897)
    Deferred Sales Charges ....................         (19,784)         (29,248)          (3,889)
    Death Benefits ............................        (368,859)         (39,164)               0
    Annuity Payments ..........................         (56,650)          (1,840)               0
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................       7,014,008        3,904,494         (207,611)
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......       6,299,762        7,265,309         (205,889)
Net Assets, at Beginning of Year ..............      15,329,579       15,380,741          287,504
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $  21,629,341    $  22,646,050    $      81,615
                                                  =============    =============    =============

                                                        Dreyfus
                                                         Small          Fidelity            Fidelity
                                                        Company           Money              Asset
                                                         Stock           Market             Manager
                                                       Portfolio        Portfolio          Portfolio
                                                       ---------        ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (21,016)      $    306,172       $    451,336
    Realized Gain (Loss) on Investment Activity          (80,077)                 0            100,465
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          232,597                  0            364,435
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          131,504            306,172            916,236
                                                     -----------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................           97,770          2,639,740          1,493,433
    Administrative Charges ....................             (565)            (2,822)            (3,739)
    Transfers .................................          257,595            558,531          1,449,897
    Contract Withdrawals ......................         (155,716)        (1,452,604)          (568,160)
    Deferred Sales Charges ....................           (3,609)           (43,785)           (16,115)
    Death Benefits ............................           (7,372)           (20,288)           (19,635)
    Annuity Payments ..........................                0                  0                  0
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          188,103          1,678,772          2,335,681
                                                     -----------       ------------       ------------
Total Increase (Decrease) in Net Assets .......          319,607          1,984,944          3,251,917
Net Assets, at Beginning of Year ..............        1,358,314         10,278,489          7,716,681
                                                     -----------       ------------       ------------
Net Assets, at End of Year ....................      $ 1,677,921       $ 12,263,433       $ 10,968,598
                                                     ===========       ============       ============

                                                                                            Fidelity
                                                                         Fidelity          Investment
                                                       Fidelity            High              Grade
                                                        Growth            Income              Bond
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  1,147,492       $   287,690       $   177,238
    Realized Gain (Loss) on Investment Activity           554,625           (69,241)          (23,043)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         3,655,811            11,174          (296,942)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         5,357,928           229,623          (142,747)
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         3,040,725           581,955           511,293
    Administrative Charges ....................            (7,764)           (1,405)           (1,826)
    Transfers .................................         3,720,791         3,148,187            18,874
    Contract Withdrawals ......................          (980,774)         (208,149)         (228,363)
    Deferred Sales Charges ....................           (29,299)           (5,309)           (5,077)
    Death Benefits ............................           (21,032)           (8,380)           (9,424)
    Annuity Payments ..........................                 0                 0            (1,614)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         5,722,647         3,506,899           283,863
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        11,080,575         3,736,522           141,116
Net Assets, at Beginning of Year ..............        11,752,084         3,618,284         4,699,307
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 22,832,659       $ 7,354,806       $ 4,840,423
                                                     ============       ===========       ===========

                                                                                 Hotchkis
                                                                                     &
                                                                                   Wiley
                                                    Fidelity       Fidelity    International
                                                    Overseas      Contrafund        VIP
                                                    Portfolio      Portfolio     Portfolio
                                                    ---------      ---------     ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $    29,004    $    65,504    $       320
    Realized Gain (Loss) on Investment Activity        25,449        186,090              8
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       363,319        850,009          5,793
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................       417,772      1,101,603          6,121
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................        10,267      1,561,946         91,474
    Administrative Charges ....................          (623)        (1,554)           (12)
    Transfers .................................      (188,509)     1,539,892         20,980
    Contract Withdrawals ......................       (51,468)      (235,226)             0
    Deferred Sales Charges ....................        (1,573)        (6,164)             0
    Death Benefits ............................             0        (15,786)             0
    Annuity Payments ..........................             0         (1,888)             0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................      (231,906)     2,841,220        112,442
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......       185,866      3,942,823        118,563
Net Assets, at Beginning of Year ..............     1,188,215      2,793,240              0
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $ 1,374,081    $ 6,736,063    $   118,563
                                                  ===========    ===========    ===========

                                                   Hotchkis
                                                       &                          Merrill
                                                     Wiley         Mercury         Lynch
                                                      Low            U.S.          Basic
                                                   Duration         Large          Value
                                                      VIP            Cap           Focus
                                                   Portfolio        Fund            Fund
                                                   ---------        ----            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     1,774    $       175    $ 1,194,943
    Realized Gain (Loss) on Investment Activity           (26)             8        (80,446)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (1,264)         2,299       (237,545)
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           484          2,482        876,952
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................        87,815         69,462      1,620,425
    Administrative Charges ....................             0              0        (10,335)
    Transfers .................................             0          2,538        925,943
    Contract Withdrawals ......................        (2,250)             0       (194,787)
    Deferred Sales Charges ....................             0              0         (4,672)
    Death Benefits ............................             0              0       (194,226)
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        85,565         72,000      2,142,348
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......        86,049         74,482      3,019,300
Net Assets, at Beginning of Year ..............             0              0      4,195,106
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $    86,049    $    74,482    $ 7,214,406
                                                  ===========    ===========    ===========

                                                                    Merrill          Merrill
                                                      Merrill        Lynch            Lynch
                                                       Lynch       Developing        Domestic
                                                      Capital        Capital          Money
                                                       Focus         Markets          Market
                                                       Fund           Fund             Fund
                                                       ----           ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   123       $     874       $    62,835
    Realized Gain (Loss) on Investment Activity            0          (1,774)                0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (87)         51,211                 0
                                                     -------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           36          50,311            62,835
                                                     -------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................        7,722          10,423           803,173
    Administrative Charges ....................            0            (148)           (3,056)
    Transfers .................................            0          12,381        (3,108,559)
    Contract Withdrawals ......................            0               0          (104,605)
    Deferred Sales Charges ....................            0               0            (4,902)
    Death Benefits ............................            0               0                 0
    Annuity Payments ..........................            0               0                 0
                                                     -------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        7,722          22,656        (2,417,949)
                                                     -------       ---------       -----------
Total Increase (Decrease) in Net Assets .......        7,758          72,967        (2,355,114)
Net Assets, at Beginning of Year ..............            0          64,668         3,635,915
                                                     -------       ---------       -----------
Net Assets, at End of Year ....................      $ 7,758       $ 137,635       $ 1,280,801
                                                     =======       =========       ===========

                                                       Merrill         Merrill         Merrill
                                                        Lynch           Lynch           Lynch
                                                       Global          Global           Global
                                                       Growth         Strategy         Utility
                                                        Focus           Focus           Focus
                                                        Fund            Fund             Fund
                                                        ----            ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   2,427       $ 106,575       $    98,758
    Realized Gain (Loss) on Investment Activity            936           1,159             4,838
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         40,459          18,590             4,581
                                                     ---------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         43,822         126,324           108,177
                                                     ---------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................        209,167         552,042           144,293
    Administrative Charges ....................            (14)           (690)           (1,205)
    Transfers .................................          2,307          11,274           313,932
    Contract Withdrawals ......................              0          (5,584)           (1,480)
    Deferred Sales Charges ....................              0               0                 0
    Death Benefits ............................              0               0                 0
    Annuity Payments ..........................              0               0                 0
                                                     ---------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        211,460         557,042           455,540
                                                     ---------       ---------       -----------
Total Increase (Decrease) in Net Assets .......        255,282         683,366           563,717
Net Assets, at Beginning of Year ..............              0         300,031           476,490
                                                     ---------       ---------       -----------
Net Assets, at End of Year ....................      $ 255,282       $ 983,397       $ 1,040,207
                                                     =========       =========       ===========

                                                       Merrill          Merrill         Merrill
                                                        Lynch            Lynch           Lynch
                                                        High         International      Natural
                                                       Current          Equity         Resources
                                                       Income            Focus           Focus
                                                        Fund             Fund            Fund
                                                        ----             ----            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  59,654       $    26,730       $    150
    Realized Gain (Loss) on Investment Activity         (9,667)            2,517          1,537
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (22,846)          287,142          9,258
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         27,141           316,389         10,945
                                                     ---------       -----------       --------

Capital Transactions:
    Contract Deposits .........................        142,275           152,830          1,500
    Administrative Charges ....................           (780)           (1,835)          (104)
    Transfers .................................        101,603           179,357         22,008
    Contract Withdrawals ......................         (6,021)           (5,730)             0
    Deferred Sales Charges ....................              0                 0              0
    Death Benefits ............................              0            (2,211)             0
    Annuity Payments ..........................              0                 0              0
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        237,077           322,411         23,404
                                                     ---------       -----------       --------
Total Increase (Decrease) in Net Assets .......        264,218           638,800         34,349
Net Assets, at Beginning of Year ..............        492,055           667,020         29,132
                                                     ---------       -----------       --------
Net Assets, at End of Year ....................      $ 756,273       $ 1,305,820       $ 63,481
                                                     =========       ===========       ========

                                                                                         Merrill
                                                       Merrill         Merrill            Lynch
                                                        Lynch           Lynch            Special
                                                        Prime          Quality            Value
                                                        Bond           Equity             Focus
                                                        Fund            Fund               Fund
                                                        ----            ----               ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  33,211       $   267,923       $    83,937
    Realized Gain (Loss) on Investment Activity         (9,495)            8,451           (37,134)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (45,725)          110,512           177,235
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (22,009)          386,886           224,038
                                                     ---------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................        248,967           509,382           524,123
    Administrative Charges ....................           (576)           (2,331)           (1,386)
    Transfers .................................        (35,467)          287,462           (38,310)
    Contract Withdrawals ......................           (837)          (77,091)           (1,702)
    Deferred Sales Charges ....................              0            (3,696)              (11)
    Death Benefits ............................              0                 0              (969)
    Annuity Payments ..........................              0                 0                 0
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        212,087           713,726           481,745
                                                     ---------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        190,078         1,100,612           705,783
Net Assets, at Beginning of Year ..............        429,853           783,125           582,061
                                                     ---------       -----------       -----------
Net Assets, at End of Year ....................      $ 619,931       $ 1,883,737       $ 1,287,844
                                                     =========       ===========       ===========

                                                                        Mitchell
                                                      Mitchell          Hutchins         Mitchell
                                                      Hutchins           Global          Hutchins
                                                      Balanced           Income           Growth
                                                      Portfolio         Portfolio       Portfolio
                                                      ---------         ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (13,574)      $  (3,789)      $   (14,858)
    Realized Gain (Loss) on Investment Activity           (3,739)         (1,721)           13,091
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           44,396          (9,476)          449,569
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           27,083         (14,986)          447,802
                                                     -----------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................          389,596         226,658           649,845
    Administrative Charges ....................           (1,474)           (349)           (2,635)
    Transfers .................................          417,297         157,078         1,039,427
    Contract Withdrawals ......................          (11,308)         (1,420)          (27,312)
    Deferred Sales Charges ....................                0               0            (1,324)
    Death Benefits ............................                0               0                 0
    Annuity Payments ..........................                0               0                 0
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          794,111         381,967         1,658,001
                                                     -----------       ---------       -----------
Total Increase (Decrease) in Net Assets .......          821,194         366,981         2,105,803
Net Assets, at Beginning of Year ..............          593,049          32,378           194,649
                                                     -----------       ---------       -----------
Net Assets, at End of Year ....................      $ 1,414,243       $ 399,359       $ 2,300,452
                                                     ===========       =========       ===========

                                                       Mitchell
                                                       Hutchins         Mitchell          Mitchell
                                                        Growth          Hutchins          Hutchins
                                                           &              High             Small
                                                        Income           Income             Cap
                                                       Portfolio        Portfolio        Portfolio
                                                       ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (58,044)      $   124,569       $  14,396
    Realized Gain (Loss) on Investment Activity           31,065            27,590           9,051
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          580,137          (111,345)         16,783
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          553,158            40,814          40,230
                                                     -----------       -----------       ---------

Capital Transactions:
    Contract Deposits .........................        3,183,950         1,161,234         235,324
    Administrative Charges ....................           (7,694)           (1,983)           (689)
    Transfers .................................        1,643,784          (362,114)         20,752
    Contract Withdrawals ......................         (105,529)           (7,148)        (29,159)
    Deferred Sales Charges ....................           (2,210)                0          (1,092)
    Death Benefits ............................           (3,958)           (2,519)              0
    Annuity Payments ..........................                0                 0               0
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        4,708,343           787,470         225,136
                                                     -----------       -----------       ---------
Total Increase (Decrease) in Net Assets .......        5,261,501           828,284         265,366
Net Assets, at Beginning of Year ..............        1,630,990           610,771         351,512
                                                     -----------       -----------       ---------
Net Assets, at End of Year ....................      $ 6,892,491       $ 1,439,055       $ 616,878
                                                     ===========       ===========       =========

                                                      Mitchell        Mitchell           Van Eck
                                                      Hutchins        Hutchins          Worldwide
                                                      Strategic       Tactical             Hard
                                                       Income        Allocation           Assets
                                                      Portfolio       Portfolio            Fund
                                                      ---------       ---------            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  44,708       $  2,080,348       $    (327)
    Realized Gain (Loss) on Investment Activity          1,517          1,198,834         (48,791)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (50,021)           277,248          78,945
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         (3,796)         3,556,430          29,827
                                                     ---------       ------------       ---------

Capital Transactions:
    Contract Deposits .........................        382,695         16,908,446             420
    Administrative Charges ....................         (1,123)           (34,768)           (105)
    Transfers .................................        437,084          6,176,066         118,884
    Contract Withdrawals ......................        (21,673)          (559,460)        (36,131)
    Deferred Sales Charges ....................           (796)           (14,933)         (1,518)
    Death Benefits ............................              0                  0               0
    Annuity Payments ..........................              0                  0               0
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        796,187         22,475,351          81,550
                                                     ---------       ------------       ---------
Total Increase (Decrease) in Net Assets .......        792,391         26,031,781         111,377
Net Assets, at Beginning of Year ..............        168,446         10,307,793         132,066
                                                     ---------       ------------       ---------
Net Assets, at End of Year ....................      $ 960,837       $ 36,339,574       $ 243,443
                                                     =========       ============       =========

                                                                        Van Eck             WP&G
                                                       Van Eck         Worldwide          Tomorrow
                                                      Worldwide        Emerging            Short
                                                      Balanced          Markets             Term
                                                        Fund             Fund            Portfolio
                                                        ----             ----            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $       0       $     (2,577)      $  23,388
    Realized Gain (Loss) on Investment Activity              0             48,508           3,736
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              0             85,772         (21,387)
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................              0            131,703           5,737
                                                     ---------       ------------       ---------

Capital Transactions:
    Contract Deposits .........................              0             21,037               0
    Administrative Charges ....................              0               (141)           (245)
    Transfers .................................              0            121,704          17,804
    Contract Withdrawals ......................              0             (7,371)       (171,051)
    Deferred Sales Charges ....................              0                  0          (5,366)
    Death Benefits ............................              0                  0               0
    Annuity Payments ..........................              0                  0               0
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................              0            135,229        (158,858)
                                                     ---------       ------------       ---------
Total Increase (Decrease) in Net Assets .......              0            266,932        (153,121)
Net Assets, at Beginning of Year ..............              0             18,996         573,745
                                                     ---------       ------------       ---------
Net Assets, at End of Year ....................      $       0       $    285,928       $ 420,624
                                                     =========       ============       =========

                                                         WP&G            WP&G
                                                       Tomorrow        Tomorrow
                                                        Medium           Long
                                                         Term            Term
                                                       Portfolio       Portfolio
                                                       ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ...............      $  29,900       $  40,823
    Realized Gain (Loss) on Investment Activity           6,399          23,154
    Change in Unrealized Appreciation
        (Depreciation) of Investments ..........        (23,450)        (27,264)
                                                      ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ............................         12,849          36,713
                                                      ---------       ---------
Capital Transactions:
    Contract Deposits ..........................          3,469           3,716
    Administrative Charges .....................           (311)           (350)
    Transfers ..................................        (35,873)         (7,762)
    Contract Withdrawals .......................        (52,759)        (93,681)
    Deferred Sales Charges .....................         (1,637)         (3,533)
    Death Benefits .............................              0               0
    Annuity Payments ...........................              0               0
                                                      ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ..................        (87,111)       (101,610)
                                                      ---------       ---------
Total Increase (Decrease) in Net Assets ........        (74,262)        (64,897)
Net Assets, at Beginning of Year ...............        508,158         543,373
                                                      ---------       ---------
Net Assets, at End of Year .....................      $ 433,896       $ 478,476
                                                      =========       =========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Profile, Ovation, Ovation Plus, Trilogy and Paradigm. The Alliance Gallery product has been discontinued as of April 30, 2000. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance Fund B"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Investments Variable Insurance Products Fund II ("Fidelity Trust II"), Mercury HW Variable Trust ("Mercury HW Trust", formerly Hotchkis & Wiley Variable Trust, "Hotchkis & Wiley Trust"), Mercury Asset Management V.I. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund"), Mitchell Hutchins Series Trust ("Mitchell Hutchins Trust") and Van Eck Investment Trust ("Van Eck Trust"). Investment by the Account in shares of Weiss, Peck & Greer ("WP&G Tomorrow Fund") has been discontinued as of July 31, 2000. The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                         Fidelity Trust II:
              Capital Appreciation Fund                                        Asset Manager Portfolio
              International Equity Fund                                        Contrafund Portfolio
                                                                               Investment Grade Bond Portfolio
Alliance Fund:
              Conservative Investors Portfolio                    Mercury HW Trust:
              Global Bond Portfolio                                            International VIP Portfolio
              Global Dollar Government Portfolio                               Low Duration VIP Portfolio
              Growth Portfolio
              Growth & Income Portfolio                           Mercury Fund:
              Growth Investors Portfolio                                       U.S. Large Cap Fund
              High Yield Portfolio
              International Portfolio                             Merrill Lynch Fund:
              Money Market Portfolio                                           Basic Value Focus Fund
              North American Government Income Portfolio                       Capital Focus Fund
              Premier Growth Portfolio                                         Developing Capital Markets Fund
              Quasar Portfolio                                                 Domestic Money Market Fund
              Real Estate Investment Portfolio                                 Global Growth Focus Fund
              Short-Term Multi-Market Portfolio                                Global Strategy Focus Fund
              Technology Portfolio                                             Utilities & Telecommunications Focus Fund
              Total Return Portfolio                                           High Current Income Fund
              U.S. Government/High Grade Securities Portfolio                  International Equity Focus Fund
              Utility Income Portfolio                                         Natural Resources Focus Fund
              Worldwide Privatization Portfolio                                Prime Bond Fund
                                                                               Quality Equity Fund
Alliance Fund B:                                                               Small Cap Value Focus Fund
              Growth Portfolio
              Growth & Income Portfolio                           Mitchell Hutchins Trust:
              Money Market Portfolio                                           Balanced Portfolio
              Premier Growth Portfolio                                         Global Income Portfolio
              Technology Portfolio                                             Growth Portfolio
              U.S. Government/High Grade Securities Portfolio                  Growth & Income Portfolio
                                                                               High Income Portfolio
Dreyfus Fund:                                                                  Small Cap Portfolio
              Small Company Stock Portfolio                                    Strategic Income Portfolio
              Stock Index Fund                                                 Tactical Allocation Portfolio
              Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)
                                                                  Van Eck Trust:
Fidelity Trust:                                                                Worldwide Emerging Markets Fund
              Growth Portfolio                                                 Worldwide Hard Assets Fund
              High Income Portfolio
              Money Market Portfolio                              WP&G Tomorrow Fund:
              Overseas Portfolio                                               Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
                                                                               Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)
                                                                               Tomorrow Short Term Portfolio (Fund Closed 07/31/00)

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract holder may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent on an annual basis to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent on an annual basis to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent on an annual basis to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent to a maximum 0.20% on an annual basis of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The contracts provide that in the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:

                                                              Cost of          Proceeds
                                                             Purchases        From Sales
                                                             ---------        ----------
Shares of
AIM
        Capital Appreciation Fund                           $  2,594,155     $  1,663,339
        International Equity Fund                             20,026,907       17,362,069
Alliance
        Money Market Portfolio                               638,091,569      628,967,059
        Premier Growth Portfolio                             214,787,063      119,018,273
        Growth & Income Portfolio                            201,707,753      158,752,300
        International Portfolio                               75,415,653       53,401,257
        Short-Term Multi-Market Portfolio                        316,827        1,870,534
        Global Bond Portfolio                                  1,594,127        2,398,577
        U.S. Government/High Grade Securities Portfolio       11,062,249       13,919,001
        Global Dollar Government Portfolio                     2,066,185        3,113,816
        North American Government Income Portfolio             9,374,483        7,454,230
        Utility Income Portfolio                              18,966,434        6,460,181
        Conservative Investors Portfolio                       3,205,238        7,817,094
        Growth Investors Portfolio                             3,476,793        3,587,133
        Growth Portfolio                                     137,583,351       86,788,703
        Total Return Portfolio                                20,534,808        9,919,455
        Worldwide Privatization Portfolio                     20,712,669        7,443,740
        Technology Portfolio                                 352,337,808      224,458,139
        Quasar Portfolio                                     479,887,663      484,670,225
        Real Estate Investment Portfolio                       6,697,125        4,272,392
        High Yield Portfolio                                   6,341,784        4,904,597
Dreyfus
        Stock Index Fund                                       2,836,546        5,038,610
        Zero Coupon 2000 Portfolio                                 3,956           84,428
        Small Company Stock Portfolio                            716,825          611,559
Fidelity
        Money Market Portfolio                                46,053,175       45,595,494
        Asset Manager Portfolio                                4,817,652        1,865,160
        Growth Portfolio                                       9,986,048        8,031,615
        High Income Portfolio                                  3,052,127        5,971,272
        Investment Grade Bond Portfolio                        3,901,312        4,388,759
        Overseas Portfolio                                       254,849          362,902
        Contrafund Portfolio                                   1,821,871        1,364,335
Mercury HW
        International VIP Portfolio                              808,650           34,071
        Low Duration VIP Portfolio                               360,969           76,442
Mercury
        U.S. Large Cap Fund                                      810,191           16,549
Merrill Lynch
        Basic Value Focus Fund                                 2,643,246          585,468
        Capital Focus Fund                                       102,331          105,717
        Developing Capital Markets Fund                          107,424           15,208
        Domestic Money Market Fund                             3,191,039        2,968,092
        Global Growth Focus Fund                               1,172,546           19,419
        Global Strategy Focus Fund                               451,854           20,191
        Utilities & Telecommunications Focus Fund                934,057          222,234
        High Current Income Fund                                 128,020           93,542
        International Equity Focus Fund                          507,532          224,337
        Natural Resources Focus Fund                              14,780           40,235
        Prime Bond Fund                                           67,347           38,425
        Quality Equity Fund                                      943,633          195,199
        Small Cap Value Focus Fund                             1,107,664          185,435

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                       Cost of         Proceeds
                                                      Purchases       From Sales
                                                      ---------       ----------
Mitchell Hutchins
        Balanced Portfolio                              599,121          262,436
        Global Income Portfolio                          65,993           53,920
        Growth Portfolio                              1,517,537          610,737
        Growth & Income Portfolio                     1,690,094        1,287,552
        High Income Portfolio                           272,062          780,195
        Small Cap Portfolio                             342,845          141,461
        Strategic Income Portfolio                      689,601          794,379
        Tactical Allocation Portfolio                11,923,385        6,143,116
Van Eck
        Worldwide Hard Assets Fund                      127,698          135,514
        Worldwide Emerging Markets Fund                 655,530           41,833
Weiss, Peck & Greer
        Tomorrow Short Term Portfolio                         0          428,755
        Tomorrow Medium Term Portfolio                      737          446,648
        Tomorrow Long Term Portfolio                      7,980          500,687

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 1999, investment activity in the Account was as follows:

                                                               Cost of         Proceeds
                                                              Purchases       From Sales
                                                              ---------       ----------
Shares of
AIM Fund:
        Capital Appreciation  Fund                          $    881,622     $    234,175
        International Equity Fund                              4,249,966        3,559,631
Alliance Fund:
        Money Market Portfolio                               227,285,666      213,782,303
        Premier Growth Portfolio                             205,118,956       43,450,728
        Growth & Income Portfolio                            158,944,744       33,820,220
        International Portfolio                               17,876,267       19,942,876
        Short-Term Multi-Market Portfolio                      1,699,692        2,755,887
        Global Bond Portfolio                                  1,922,254        2,074,731
        U.S. Government/High Grade Securities Portfolio       30,096,641       19,108,706
        Global Dollar Government Portfolio                     2,599,868        2,804,346
        North American Government Income Portfolio             6,882,641        9,079,109
        Utility Income Portfolio                              12,554,867        5,745,102
        Conservative Investors Portfolio                       4,511,490        6,821,864
        Growth Investors Portfolio                             2,179,110        2,660,710
        Growth Portfolio                                     103,602,480       56,593,184
        Total Return Portfolio                                27,403,781        6,256,767
        Worldwide Privatization Portfolio                      7,851,872       10,048,911
        Technology Portfolio                                 209,010,540      133,120,925
        Quasar Portfolio                                     118,143,929      123,208,043
        Real Estate Investment Portfolio                       3,739,059        4,542,557
        High Yield Portfolio                                  11,838,570        4,092,594
Dreyfus Fund:
        Stock Index Fund                                       6,082,305        2,051,218
        Zero Coupon 2000 Portfolio                                 9,197          210,241
        Small Company Stock Portfolio                            813,911          646,825
Fidelity Trust:
        Money Market Portfolio                                11,996,280       10,011,337
        Asset Manager Portfolio                                4,473,275        1,686,264
        Growth Portfolio                                       8,764,848        1,894,711
        High Income Portfolio                                  4,559,533          764,945
        Investment Grade Bond Portfolio                        2,656,542        2,195,442
        Overseas Portfolio                                        93,822          296,725
        Contrafund Portfolio                                   3,897,177          990,453
Hotchkis & Wiley Trust:
        International VIP Portfolio                              112,915              155
        Low Duration VIP Portfolio                                90,083            2,744
Mercury Fund:
        U.S. Large Cap Fund                                       72,234               60
Merrill Lynch Fund:
        Basic Value Focus Fund                                 4,166,900          829,608
        Capital Focus Fund                                         7,910               65
        Developing Capital Markets Fund                           35,335           11,808
        Domestic Money Market Fund                             1,271,815        3,626,931
        Global Growth Focus Fund                                 217,829            3,943
        Global Strategy Focus Fund                               688,049           24,434
        Global Utility Focus Fund                                648,744           94,446
        High Current Income Fund                                 364,887           68,156
        International Equity Focus Fund                          393,417           44,275
        Natural Resources Focus Fund                              44,418           20,864
        Prime Bond Fund                                          439,973          194,674
        Quality Equity Fund                                    1,118,841          137,192
        Special Value Focus Fund                                 698,870          133,186

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                       Cost of         Proceeds
                                                      Purchases       From Sales
                                                      ---------       ----------
Mitchell Hutchins Trust:
        Balanced Portfolio                              839,250           58,136
        Global Income Portfolio                         401,284           23,116
        Growth Portfolio                              1,782,827          139,478
        Growth & Income Portfolio                     4,998,045          346,914
        High Income Portfolio                         2,762,079        1,850,068
        Small Cap Portfolio                             366,902          127,201
        Strategic Income Portfolio                      885,778           44,889
        Tactical Allocation Portfolio                35,039,258       10,483,347
Van Eck Trust:
        Worldwide Hard Assets Fund                      203,012          121,789
        Worldwide Emerging Markets Fund                 355,024          222,372
WP&G Tomorrow Fund:
        Tomorrow Short Term Portfolio                    48,220          183,690
        Tomorrow Medium Term Portfolio                   60,358          117,569
        Tomorrow Long Term Portfolio                     51,183          111,971

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

6. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2000, transactions in accumulation units of the account were as follows:

                                               AIM                 AIM                   AIM
                                              Capital             Capital           International
                                            Appreciation        Appreciation            Equity
                                           3    Fund          2     Fund           3     Fund
         VARIABLE ANNUITY                  --------------     ----------------     --------------
Units Purchased ....................            18,920.94               458.84          12,501.97
Units Withdrawn ....................           (33,153.94)               (0.30)        (24,815.10)
Units Transferred Between Funds ....            30,284.71              (108.87)        168,466.57
Units Transferred From (To) AIG Life            37,087.74                 0.00          25,206.49
                                           --------------     ----------------     --------------
Net Increase (Decrease) ............            53,139.45               349.67         181,359.93
Units, at Beginning of the Year ....           171,824.23               108.87         206,083.30
                                           --------------     ----------------     --------------
Units, at End of the Year ..........           224,963.68               458.54         387,443.23
                                           ==============     ================     ==============

Unit Value at December 31, 2000 ....       $        14.17     $          14.15     $        12.77
                                           ==============     ================     ==============

                                                 AIM              Alliance             Alliance
                                            International           Money                Money
                                               Equity              Market                Market
                                           2    Fund          1   Portfolio        2   Portfolio
         VARIABLE ANNUITY                  --------------     ----------------     --------------
Units Purchased ....................                57.73         1,207,149.18          48,102.61
Units Withdrawn ....................                (0.03)       (3,141,967.60)        (93,191.69)
Units Transferred Between Funds ....                 0.00         1,202,151.46          49,001.49
Units Transferred From (To) AIG Life                 0.00           508,343.14         (35,661.96)
                                           --------------     ----------------     --------------
Net Increase (Decrease) ............                57.70          (224,323.82)        (31,749.55)
Units, at Beginning of the Year ....                 0.00         7,969,839.42         168,972.77
                                           --------------     ----------------     --------------
Units, at End of the Year ..........                57.70         7,745,515.60         137,223.22
                                           ==============     ================     ==============

Unit Value at December 31, 2000 ....       $        12.75     $          12.69     $        12.67
                                           ==============     ================     ==============

                                              Alliance             Alliance            Alliance
                                               Money                 Money             Premier
                                               Market               Market             Growth
                                           4  Portfolio       5    Portfolio       1  Portfolio
         VARIABLE ANNUITY                  --------------     ----------------     --------------
Units Purchased ....................           700,632.48             4,016.60       1,960,832.52
Units Withdrawn ....................           (82,776.48)           (9,580.22)     (2,058,112.79)
Units Transferred Between Funds ....            35,309.59             5,640.96        (345,397.21)
Units Transferred From (To) AIG Life            13,007.79             2,703.43       1,047,544.33
                                           --------------     ----------------     --------------
Net Increase (Decrease) ............           666,173.38             2,780.77         604,866.85
Units, at Beginning of the Year ....            62,489.67            33,382.28      13,968,927.64
                                           --------------     ----------------     --------------
Units, at End of the Year ..........           728,663.05            36,163.05      14,573,794.49
                                           ==============     ================     ==============

Unit Value at December 31, 2000 ....       $        12.64     $          12.62     $        36.38
                                           ==============     ================     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
      Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
      Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                 Alliance            Alliance            Alliance
                                                                  Premier            Premier             Premier
                                                                  Growth              Growth              Growth
                                                              2  Portfolio        3  Portfolio        4  Portfolio
                     VARIABLE ANNUITY                         --------------      --------------      --------------
Units Purchased .......................................            74,186.49              980.57          727,359.63
Units Withdrawn .......................................           (33,611.21)         (20,415.23)          (7,282.42)
Units Transferred Between Funds .......................           (27,443.21)          20,615.32          161,528.12
Units Transferred From (To) AIG Life ..................            44,427.01              546.03                0.00
                                                              --------------      --------------      --------------
Net Increase (Decrease) ...............................            57,559.08            1,726.69          881,605.33
Units, at Beginning of the Year .......................           547,410.16          113,961.76                0.00
                                                              --------------      --------------      --------------
Units, at End of the Year .............................           604,969.24          115,688.45          881,605.33
                                                              ==============      ==============      ==============

Unit Value at December 31, 2000 .......................       $        36.31      $        16.41      $        36.31
                                                              ==============      ==============      ==============

                                                                                      Alliance            Alliance
                                                                 Alliance              Growth              Growth
                                                                  Premier                &                   &
                                                                  Growth               Income              Income
                                                              5  Portfolio        1   Portfolio       2  Portfolio
                     VARIABLE ANNUITY                         --------------      --------------      --------------
Units Purchased .......................................            38,136.59        1,233,387.54           39,785.20
Units Withdrawn .......................................            (1,174.89)      (1,972,891.59)         (26,225.36)
Units Transferred Between Funds .......................             2,686.14         (684,686.25)         (35,043.23)
Units Transferred From (To) AIG Life ..................                 0.00        1,072,619.53           44,073.97
                                                              --------------      --------------      --------------
Net Increase (Decrease) ...............................            39,647.84         (351,570.77)          22,590.58
Units, at Beginning of the Year .......................                 0.00       12,326,350.55          300,651.04
                                                              --------------      --------------      --------------
Units, at End of the Year .............................            39,647.84       11,974,779.78          323,241.62
                                                              ==============      ==============      ==============

Unit Value at December 31, 2000 .......................       $        36.25      $        35.69      $        35.63
                                                              ==============      ==============      ==============

                                                                 Alliance            Alliance            Alliance
                                                                  Growth              Growth              Growth
                                                                    &                   &                   &
                                                                  Income              Income              Income
                                                              3  Portfolio        4  Portfolio        5  Portfolio
                     VARIABLE ANNUITY                         --------------      --------------      --------------

Units Purchased .......................................             2,693.42          664,588.66           45,571.14
Units Withdrawn .......................................           (86,048.88)         (12,037.83)          (1,528.22)
Units Transferred Between Funds .......................           (17,303.18)         128,159.03           (2,591.95)
Units Transferred From (To) AIG Life ..................               259.34           97,074.75            4,689.38
                                                              --------------      --------------      --------------
Net Increase (Decrease) ...............................          (100,399.30)         877,784.61           46,140.35
Units, at Beginning of the Year .......................           620,940.44          164,974.93           10,170.35
                                                              --------------      --------------      --------------
Units, at End of the Year .............................           520,541.14        1,042,759.54           56,310.70
                                                              ==============      ==============      ==============

Unit Value at December 31, 2000 .......................       $        22.14      $        35.55      $        35.49
                                                              ==============      ==============      ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
      Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
      Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                                                Alliance
                                                                        Alliance              Alliance         Short-Term
                                                                     International         International      Multi-Market
                                                                   1   Portfolio         2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            ---------------       ---------------    -------------
Units Purchased ...........................................             839,917.72             29,689.51           123.27
Units Withdrawn ...........................................            (618,111.74)            (3,938.77)      (54,766.14)
Units Transferred Between Funds ...........................             286,229.21             10,504.88       (86,464.78)
Units Transferred From (To) AIG Life ......................             374,201.30             13,278.87             0.00
                                                                   ---------------       ---------------    -------------
Net Increase (Decrease) ...................................             882,236.49             49,534.49      (141,107.65)
Units, at Beginning of the Year ...........................           3,403,423.52             43,930.65       269,432.57
                                                                   ---------------       ---------------    -------------
Units, at End of the Year .................................           4,285,660.01             93,465.14       128,324.92
                                                                   ===============       ===============    =============

Unit Value at December 31, 2000 ...........................        $         15.22       $         15.19    $       12.25
                                                                   ===============       ===============    =============

                                                                       Alliance              Alliance          Alliance
                                                                        Global                Global            Global
                                                                         Bond                  Bond              Bond
                                                                   1   Portfolio         2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            ---------------       ---------------    -------------
Units Purchased ...........................................              44,164.77                  0.00             0.00
Units Withdrawn ...........................................            (106,357.51)               (10.18)         (557.16)
Units Transferred Between Funds ...........................             (24,800.97)            (2,705.63)          752.10
Units Transferred From (To) AIG Life ......................              16,261.14                  0.00             0.00
                                                                   ---------------       ---------------    -------------
Net Increase (Decrease) ...................................             (70,732.57)            (2,715.81)          194.94
Units, at Beginning of the Year ...........................             607,165.47              5,549.91        17,089.96
                                                                   ---------------       ---------------    -------------
Units, at End of the Year .................................             536,432.90              2,834.10        17,284.90
                                                                   ===============       ===============    =============

Unit Value at December 31, 2000 ...........................        $         13.66       $         13.64    $       10.25
                                                                   ===============       ===============    =============

                                                                       Alliance               Alliance         Alliance
                                                                          U.S.                  U.S.             U.S.
                                                                      Government/            Government/      Government/
                                                                       High Grade            High Grade       High Grade
                                                                       Securities            Securities       Securities
                                                                   1   Portfolio         2   Portfolio      4  Portfolio
                       VARIABLE ANNUITY                            ---------------       ---------------    -------------
Units Purchased ...........................................             363,333.31              8,414.11        48,516.78
Units Withdrawn ...........................................            (633,602.36)           (15,345.37)      (28,222.92)
Units Transferred Between Funds ...........................            (304,316.92)           (22,568.82)      (24,501.06)
Units Transferred From (To) AIG Life ......................             178,665.76             (7,889.76)       29,465.70
                                                                   ---------------       ---------------    -------------
Net Increase (Decrease) ...................................            (395,920.21)           (37,389.84)       25,258.50
Units, at Beginning of the Year ...........................           4,082,327.72             97,322.86       102,108.55
                                                                   ---------------       ---------------    -------------
Units, at End of the Year .................................           3,686,407.51             59,933.02       127,367.05
                                                                   ===============       ===============    =============

Unit Value at December 31, 2000 ...........................        $         13.49       $         13.47    $       13.44
                                                                   ===============       ===============    =============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Alliance
                                                                         U.S.                 Alliance         Alliance
                                                                      Government/              Global            Global
                                                                      High Grade               Dollar            Dollar
                                                                      Securities             Government        Government
                                                                   5   Portfolio         1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    539.09             18,358.20           1,611.37
Units Withdrawn .......................................                    (31.47)           (69,063.93)            (13.99)
Units Transferred Between Funds .......................                 (4,733.09)           (72,860.96)           (802.63)
Units Transferred From (To) AIG Life ..................                    908.45              8,187.20           1,732.70
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 (3,317.02)          (115,379.49)          2,527.45
Units, at Beginning of the Year .......................                  6,766.01            532,628.44           5,425.36
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  3,448.99            417,248.95           7,952.81
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.42        $        17.55     $        17.52
                                                                   ==============        ==============     ==============

                                                                        Alliance             Alliance
                                                                         North                North
                                                                        American             American           Alliance
                                                                       Government           Government          Utility
                                                                        Income                Income            Income
                                                                   1   Portfolio         2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                365,926.78              4,280.79         385,993.74
Units Withdrawn .......................................               (350,481.85)              (298.21)       (245,969.01)
Units Transferred Between Funds .......................                (95,898.50)            (8,766.58)         77,894.38
Units Transferred From (To) AIG Life ..................                 96,834.88                  0.00         203,789.03
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 16,381.31             (4,784.00)        421,708.14
Units, at Beginning of the Year .......................              1,532,276.68             15,672.48       1,646,240.96
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................              1,548,657.99             10,888.48       2,067,949.10
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        16.27        $        16.25     $        24.64
                                                                   ==============        ==============     ==============

                                                                       Alliance              Alliance          Alliance
                                                                        Utility            Conservative      Conservative
                                                                        Income               Investors         Investors
                                                                   2   Portfolio         1   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 17,576.53                 33.22               0.00
Units Withdrawn .......................................                 (3,197.05)          (381,098.48)         (5,491.62)
Units Transferred Between Funds .......................                  7,018.53            (67,066.32)        (11,334.27)
Units Transferred From (To) AIG Life ..................                  6,913.59              3,185.32               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 28,311.60           (444,946.26)        (16,825.89)
Units, at Beginning of the Year .......................                 46,917.82          1,576,035.87          51,047.99
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 75,229.42          1,131,089.61          34,222.10
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        24.60        $        15.84     $        14.11
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Alliance              Alliance
                                                                        Growth                Growth           Alliance
                                                                       Investors             Investors          Growth
                                                                   1   Portfolio         3   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    507.22                 20.43         961,003.98
Units Withdrawn .......................................               (125,377.59)           (14,329.94)     (1,709,309.48)
Units Transferred Between Funds .......................                (24,213.64)              (672.22)        (50,050.46)
Units Transferred From (To) AIG Life ..................                      0.00                  0.00         499,604.15
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................               (149,084.01)           (14,981.73)       (298,751.81)
Units, at Beginning of the Year .......................                717,170.78             63,467.20       9,548,163.15
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                568,086.77             48,485.47       9,249,411.34
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        19.22        $        16.65     $        31.08
                                                                   ==============        ==============     ==============

                                                                      Alliance                Alliance          Alliance
                                                                       Growth                 Growth            Growth
                                                                   2  Portfolio          3   Portfolio      4  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 29,313.05              2,167.55         605,945.15
Units Withdrawn .......................................                (13,226.51)           (51,910.02)        (11,845.83)
Units Transferred Between Funds .......................                 (5,308.75)           (38,236.59)         77,620.86
Units Transferred From (To) AIG Life ..................                 26,818.23                190.59          91,076.25
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 37,596.02            (87,788.47)        762,796.43
Units, at Beginning of the Year .......................                214,137.86            401,094.74         136,639.29
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                251,733.88            313,306.27         899,435.72
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        31.02        $        21.48     $        30.94
                                                                   ==============        ==============     ==============

                                                                                             Alliance          Alliance
                                                                        Alliance               Total            Total
                                                                        Growth                Return            Return
                                                                   5   Portfolio         1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 30,077.64            544,811.47          10,654.93
Units Withdrawn .......................................                 (2,081.31)          (471,476.02)         (5,712.52)
Units Transferred Between Funds .......................                  2,281.66           (136,817.99)          7,378.56
Units Transferred From (To) AIG Life ..................                  4,386.27            306,395.72          14,327.22
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 34,664.26            242,913.18          26,648.19
Units, at Beginning of the Year .......................                  5,302.64          3,271,109.60          77,779.70
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 39,966.90          3,514,022.78         104,427.89
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        30.89        $        21.48     $        21.44
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                        Alliance              Alliance        Alliance
                                                                         Total               Worldwide        Worldwide
                                                                        Return             Privatization    Privatization
                                                                   3   Portfolio         1   Portfolio      2 Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00            483,819.05          22,419.12
Units Withdrawn .......................................                     (2.45)          (323,943.44)         (8,181.74)
Units Transferred Between Funds .......................                  8,705.31             34,549.02           2,149.69
Units Transferred From (To) AIG Life ..................                      0.00            211,316.72          15,114.80
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  8,702.86            405,741.35          31,501.87
Units, at Beginning of the Year .......................                      0.00          2,092,530.42          50,147.73
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  8,702.86          2,498,271.77          81,649.60
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        10.74        $        18.22     $        18.19
                                                                   ==============        ==============     ==============

                                                                       Alliance               Alliance         Alliance
                                                                      Technology             Technology       Technology
                                                                   1  Portfolio          2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................              1,796,672.62             64,453.09           2,745.41
Units Withdrawn .......................................             (1,533,540.29)           (28,889.86)        (55,953.80)
Units Transferred Between Funds .......................                943,287.71             15,398.56          55,690.92
Units Transferred From (To) AIG Life ..................                904,059.14             47,880.24             878.43
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................              2,110,479.18             98,842.03           3,360.96
Units, at Beginning of the Year .......................              8,948,085.57            394,003.35         219,615.79
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................             11,058,564.75            492,845.38         222,976.75
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        24.77        $        24.72     $        23.97
                                                                   ==============        ==============     ==============

                                                                       Alliance              Alliance          Alliance
                                                                      Technology            Technology          Quasar
                                                                   4   Portfolio         5   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                669,197.62             55,595.63         609,942.90
Units Withdrawn .......................................                 (6,802.34)            (1,810.23)       (766,646.59)
Units Transferred Between Funds .......................                136,766.81              7,811.56        (235,983.21)
Units Transferred From (To) AIG Life ..................                      0.00                  0.00         282,907.23
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                799,162.09             61,596.96        (109,779.67)
Units, at Beginning of the Year .......................                      0.00                  0.00       5,239,451.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                799,162.09             61,596.96       5,129,672.13
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        24.74        $        24.69     $        12.46
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                                                Alliance
                                                                                                                  Real
                                                                       Alliance              Alliance            Estate
                                                                        Quasar                 Quasar          Investment
                                                                   2   Portfolio         3   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 39,185.07                372.26         182,400.25
Units Withdrawn .......................................                (10,237.17)           (10,520.99)       (195,908.07)
Units Transferred Between Funds .......................                 (1,313.18)           (15,232.01)        109,886.78
Units Transferred From (To) AIG Life ..................                 12,105.99                  0.00          81,119.49
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 39,740.71            (25,380.74)        177,498.45
Units, at Beginning of the Year .......................                160,640.34             99,569.25       1,173,826.98
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                200,381.05             74,188.51       1,351,325.43
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.44        $        12.11     $        11.35
                                                                   ==============        ==============     ==============

                                                                        Alliance
                                                                          Real                 Alliance        Alliance
                                                                         Estate                 High             High
                                                                       Investment               Yield            Yield
                                                                   2   Portfolio         1    Portfolio     2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  7,549.09            267,332.20           8,397.23
Units Withdrawn .......................................                 (2,363.79)          (228,347.53)         (2,069.15)
Units Transferred Between Funds .......................                 (1,028.76)          (157,404.48)        (40,844.07)
Units Transferred From (To) AIG Life ..................                  3,902.49            139,700.83           5,943.38
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  8,059.03             21,281.02         (28,572.61)
Units, at Beginning of the Year .......................                 51,592.67          2,178,459.79         107,341.19
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 59,651.70          2,199,740.81          78,768.58
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.33        $         8.79     $         8.78
                                                                   ==============        ==============     ==============

                                                                                                                Dreyfus
                                                                      Dreyfus                Dreyfus             Zero
                                                                       Stock                  Stock             Coupon
                                                                       Index                  Index              2000
                                                                   3    Fund             2     Fund         3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 24,518.97                  0.00               0.00
Units Withdrawn .......................................               (159,292.41)                (0.99)           (418.54)
Units Transferred Between Funds .......................                (49,977.85)              (806.89)         (6,490.41)
Units Transferred From (To) AIG Life ..................                 75,046.04                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................               (109,705.25)              (807.88)         (6,908.95)
Units, at Beginning of the Year .......................                975,476.18              1,623.82           6,908.95
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                865,770.93                815.94               0.00
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        20.70        $        20.66     $        12.32
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                        Dreyfus               Dreyfus
                                                                         Small                 Small           Fidelity
                                                                        Company               Company           Money
                                                                         Stock                 Stock            Market
                                                                   3   Portfolio         2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,101.02                  0.00          44,151.19
Units Withdrawn .......................................                (32,014.37)                 0.00        (252,760.86)
Units Transferred Between Funds .......................                  4,537.80                  0.00         186,493.37
Units Transferred From (To) AIG Life ..................                 35,314.86                  0.00          10,596.68
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  9,939.31                  0.00         (11,519.62)
Units, at Beginning of the Year .......................                156,175.36              1,042.70       1,062,555.12
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                166,114.67              1,042.70       1,051,035.50
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.42        $        11.40     $        12.10
                                                                   ==============        ==============     ==============

                                                                        Fidelity              Fidelity         Fidelity
                                                                         Money                 Asset             Asset
                                                                         Market               Manager           Manager
                                                                   2   Portfolio         3   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00             30,363.87               0.00
Units Withdrawn .......................................                     (3.19)           (75,566.79)              0.00
Units Transferred Between Funds .......................                    362.14            (11,092.36)           (737.26)
Units Transferred From (To) AIG Life ..................                      0.00            174,031.80               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    358.95            117,736.52            (737.26)
Units, at Beginning of the Year .......................                      0.00            666,289.59             737.26
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                    358.95            784,026.11               0.00
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.08        $        15.58     $        15.55
                                                                   ==============        ==============     ==============

                                                                                                               Fidelity
                                                                       Fidelity              Fidelity            High
                                                                        Growth                Growth            Income
                                                                   3   Portfolio         2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 49,125.47                 79.48           1,968.72
Units Withdrawn .......................................               (137,935.37)                (0.05)        (28,161.89)
Units Transferred Between Funds .......................                  4,585.27                (32.51)       (273,031.24)
Units Transferred From (To) AIG Life ..................                 63,723.07                  0.00          29,210.55
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                (20,501.56)                46.92        (270,013.86)
Units, at Beginning of the Year .......................                920,831.84                 32.51         576,557.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                900,330.28                 79.43         306,543.94
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        21.77        $        21.73     $         9.73
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                             Fidelity
                                                                       Fidelity             Investment
                                                                         High                  Grade           Fidelity
                                                                        Income                 Bond            Overseas
                                                                   2   Portfolio         3   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              9,703.26             288.06
Units Withdrawn .......................................                      0.00            (30,903.14)         (9,777.00)
Units Transferred Between Funds .......................                   (204.43)           (56,876.51)         (3,982.91)
Units Transferred From (To) AIG Life ..................                      0.00             12,668.45               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (204.43)           (65,407.94)        (13,471.85)
Units, at Beginning of the Year .......................                  1,376.09            407,761.56          74,184.01
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  1,171.66            342,353.62          60,712.16
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         9.71        $        12.95     $        14.78
                                                                   ==============        ==============     ==============

                                                                                                               Mercury
                                                                                                                  HW
                                                                       Fidelity              Fidelity       International
                                                                      Contrafund            Contrafund            VIP
                                                                   3   Portfolio         2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 19,951.98                125.97          19,892.99
Units Withdrawn .......................................                (60,807.37)                (0.42)         (1,981.13)
Units Transferred Between Funds .......................                 (5,287.69)              (421.50)          2,425.85
Units Transferred From (To) AIG Life ..................                 25,358.22                  0.00          50,388.46
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                (20,784.86)              (295.95)         70,726.17
Units, at Beginning of the Year .......................                419,876.63                421.84          10,868.39
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                399,091.77                125.89          81,594.56
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        14.69        $        14.66     $        11.07
                                                                   ==============        ==============     ==============

                                                                        Mercury               Mercury           Mercury
                                                                          HW                    Low               U.S.
                                                                    International            Duration           Large
                                                                          VIP                   VIP               Cap
                                                                   2   Portfolio         1   Portfolio      1    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    998.54              2,146.74          44,437.66
Units Withdrawn .......................................                    (41.55)            (2,183.79)         (1,038.84)
Units Transferred Between Funds .......................                    619.85             12,619.54          19,405.00
Units Transferred From (To) AIG Life ..................                      0.00             13,823.64           7,273.91
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  1,576.84             26,406.13          70,077.73
Units, at Beginning of the Year .......................                      0.00              8,544.08           6,216.43
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  1,576.84             34,950.21          76,294.16
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.06        $        10.66     $         9.93
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Merrill              Merrill
                                                                        Lynch                Lynch              Merrill
                                                                        Basic                Basic               Lynch
                                                                        Value                Value              Capital
                                                                        Focus                Focus               Focus
                                                                   1     Fund            2    Fund          1     Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 42,325.71                 85.64               0.00
Units Withdrawn .......................................                (15,285.36)            (1,158.28)           (990.53)
Units Transferred Between Funds .......................                 (7,714.26)            (7,749.60)          1,395.12
Units Transferred From (To) AIG Life ..................                 81,726.67              4,094.72               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                101,052.76             (4,727.52)            404.59
Units, at Beginning of the Year .......................                499,921.42             67,393.71             793.26
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                600,974.18             62,666.19           1,197.85
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        14.13        $        14.11     $        10.27
                                                                   ==============        ==============     ==============

                                                                       Merrill               Merrill            Merrill
                                                                        Lynch                 Lynch              Lynch
                                                                      Developing            Developing          Domestic
                                                                       Capital               Capital             Money
                                                                       Markets               Markets             Market
                                                                   1    Fund             2     Fund         1     Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  4,833.79                  0.00          60,849.48
Units Withdrawn .......................................                   (115.65)                (6.18)        (32,898.08)
Units Transferred Between Funds .......................                      0.00                442.38          (7,731.45)
Units Transferred From (To) AIG Life ..................                  1,997.50              1,040.51           1,433.06
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  6,715.64              1,476.71          21,653.01
Units, at Beginning of the Year .......................                  9,105.34              3,256.75         106,527.64
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 15,820.98              4,733.46         128,180.65
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         7.83        $         7.82     $        11.28
                                                                   ==============        ==============     ==============

                                                                      Merrill                Merrill           Merrill
                                                                       Lynch                  Lynch             Lynch
                                                                      Domestic                Global            Global
                                                                       Money                  Growth            Growth
                                                                       Market                 Focus             Focus
                                                                   2    Fund             1     Fund         2    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00             50,150.42               0.00
Units Withdrawn .......................................                 (2,267.25)              (892.09)             (0.26)
Units Transferred Between Funds .......................                 (4,812.31)            15,234.06               0.00
Units Transferred From (To) AIG Life ..................                      0.00             18,693.43           1,060.37
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 (7,079.56)            83,185.82           1,060.11
Units, at Beginning of the Year .......................                 12,240.36             19,656.99               0.00
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,160.80            102,842.81           1,060.11
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.26        $        10.89     $        10.88
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                                                     Merrill
                                                                         Merrill                  Merrill             Lynch
                                                                         Lynch                     Lynch            Utilities
                                                                         Global                    Global               &
                                                                        Strategy                  Strategy      Telecommunications
                                                                          Focus                    Focus              Focus
                                                                   1      Fund                 2    Fund        1     Fund
                       VARIABLE ANNUITY                            ------------------        --------------     ------------------
Units Purchased .......................................                      5,376.44                  0.00              10,537.57
Units Withdrawn .......................................                       (499.91)               (27.02)               (927.28)
Units Transferred Between Funds .......................                      8,749.17                135.32              (2,470.35)
Units Transferred From (To) AIG Life ..................                      3,197.33              5,147.13               8,910.93
                                                                   ------------------        --------------     ------------------
Net Increase (Decrease) ...............................                     16,823.03              5,255.43              16,050.87
Units, at Beginning of the Year .......................                     68,558.75              8,057.40              66,695.54
                                                                   ------------------        --------------     ------------------
Units, at End of the Year .............................                     85,381.78             13,312.83              82,746.41
                                                                   ==================        ==============     ==================

Unit Value at December 31, 2000 .......................            $            11.44        $        11.42     $            14.70
                                                                   ==================        ==============     ==================

                                                                        Merrill
                                                                         Lynch                    Merrill              Merrill
                                                                       Utilities                   Lynch                Lynch
                                                                           &                       High                  High
                                                                   Telecommunications            Current               Current
                                                                         Focus                    Income               Income
                                                                   2     Fund                1     Fund         2       Fund
                       VARIABLE ANNUITY                            ------------------        --------------     ------------------
Units Purchased .......................................                          0.00              4,116.16                   0.00
Units Withdrawn .......................................                       (223.06)            (2,460.99)                 (3.32)
Units Transferred Between Funds .......................                          6.81             (4,449.17)                 19.57
Units Transferred From (To) AIG Life ..................                        824.04                 41.55                   0.00
                                                                   ------------------        --------------     ------------------
Net Increase (Decrease) ...............................                        607.79             (2,752.45)                 16.25
Units, at Beginning of the Year .......................                      1,181.51             73,498.12               3,065.21
                                                                   ------------------        --------------     ------------------
Units, at End of the Year .............................                      1,789.30             70,745.67               3,081.46
                                                                   ==================        ==============     ==================

Unit Value at December 31, 2000 .......................            $            14.68        $         9.05     $             9.04
                                                                   ==================        ==============     ==================

                                                                          Merrill                Merrill              Merrill
                                                                           Lynch                  Lynch                Lynch
                                                                       International          International           Natural
                                                                          Equity                 Equity              Resources
                                                                           Focus                  Focus                Focus
                                                                   1       Fund              2    Fund          1      Fund
                       VARIABLE ANNUITY                            ------------------        --------------     ------------------
Units Purchased .......................................                     10,841.62                  0.00                 526.25
Units Withdrawn .......................................                     (3,077.32)               (21.66)               (139.71)
Units Transferred Between Funds .......................                      3,247.24                350.15                 897.05
Units Transferred From (To) AIG Life ..................                      5,552.31                  0.00              (2,451.17)
                                                                   ------------------        --------------     ------------------
Net Increase (Decrease) ...............................                     16,563.85                328.49              (1,167.58)
Units, at Beginning of the Year .......................                     81,182.98             13,224.77               4,914.21
                                                                   ------------------        --------------     ------------------
Units, at End of the Year .............................                     97,746.83             13,553.26               3,746.63
                                                                   ==================        ==============     ==================

Unit Value at December 31, 2000 .......................            $            11.28        $        11.27     $            12.94
                                                                   ==================        ==============     ==================

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Merril
                                                                        Lynch                Merrill           Merrill
                                                                       Natural                Lynch             Lynch
                                                                      Resources               Prime             Prime
                                                                        Focus                 Bond               Bond
                                                                   2    Fund             1    Fund          2    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              1,812.06               0.00
Units Withdrawn .......................................                     (1.10)              (908.52)             (5.14)
Units Transferred Between Funds .......................                 (1,241.95)            (1,543.22)            373.56
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 (1,243.05)              (639.68)            368.42
Units, at Beginning of the Year .......................                  1,820.63             55,477.15           4,849.43
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                    577.58             54,837.47           5,217.85
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.92        $        11.15     $        11.13
                                                                   ==============        ==============     ==============

                                                                                                                Merrill
                                                                                                                 Lynch
                                                                       Merrill               Merrill             Small
                                                                        Lynch                 Lynch               Cap
                                                                       Quality               Quality             Value
                                                                       Equity                Equity              Focus
                                                                   1    Fund             2    Fund          1    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 17,609.30                  0.00          27,781.25
Units Withdrawn .......................................                 (5,204.63)              (236.01)        (10,120.06)
Units Transferred Between Funds .......................                 (4,045.33)                16.96           4,299.55
Units Transferred From (To) AIG Life ..................                  6,475.41                  0.00          11,068.18
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 14,834.75               (219.05)         33,028.92
Units, at Beginning of the Year .......................                118,296.37              7,542.12          91,234.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                133,131.12              7,323.07         124,263.72
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.31        $        13.29     $        13.07
                                                                   ==============        ==============     ==============

                                                                       Merrill
                                                                        Lynch
                                                                        Small
                                                                         Cap                 Mitchell           Mitchell
                                                                        Value                Hutchins           Hutchins
                                                                        Focus                Balanced           Balanced
                                                                   2    Fund             1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00             14,400.57               0.00
Units Withdrawn .......................................                    (54.88)            (5,960.20)           (396.42)
Units Transferred Between Funds .......................                 (1,172.77)            (9,152.06)           (540.28)
Units Transferred From (To) AIG Life ..................                  8,522.77             12,930.94               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  7,295.12             12,219.25            (936.70)
Units, at Beginning of the Year .......................                 20,318.66             93,364.49          13,689.20
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 27,613.78            105,583.74          12,752.50
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.05        $        13.15     $        13.13
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                      Mitchell               Mitchell
                                                                      Hutchins               Hutchins           Mitchell
                                                                       Global                 Global            Hutchins
                                                                       Income                 Income             Growth
                                                                   1  Portfolio          2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,987.65                  0.00          14,912.57
Units Withdrawn .......................................                   (663.07)               (30.70)         (3,861.93)
Units Transferred Between Funds .......................                 (3,834.44)                 0.00          (9,266.82)
Units Transferred From (To) AIG Life ..................                  2,069.94                  0.00           9,458.75
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    560.08                (30.70)         11,242.57
Units, at Beginning of the Year .......................                 30,287.27              5,795.21          82,485.97
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 30,847.35              5,764.51          93,728.54
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.47        $        11.46     $        21.22
                                                                   ==============        ==============     ==============

                                                                                              Mitchell          Mitchell
                                                                                              Hutchins          Hutchins
                                                                       Mitchell                Growth            Growth
                                                                       Hutchins                   &                &
                                                                        Growth                 Income            Income
                                                                   2  Portfolio          1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  1,133.97             61,932.44             146.29
Units Withdrawn .......................................                 (4,216.98)           (19,621.67)           (252.91)
Units Transferred Between Funds .......................                  5,303.07            (42,882.25)         (9,539.01)
Units Transferred From (To) AIG Life ..................                      0.00              6,432.73             170.60
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  2,220.06              5,861.25          (9,475.03)
Units, at Beginning of the Year .......................                  4,080.88            372,045.91          27,925.44
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  6,300.94            377,907.16          18,450.41
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        21.20        $        16.22     $        16.20
                                                                   ==============        ==============     ==============

                                                                      Mitchell               Mitchell           Mitchell
                                                                      Hutchins               Hutchins           Hutchins
                                                                        High                   High              Small
                                                                       Income                 Income              Cap
                                                                   1  Portfolio          2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,684.52                  0.00           3,748.55
Units Withdrawn .......................................                 (2,785.40)              (271.45)         (3,877.51)
Units Transferred Between Funds .......................                (49,744.24)            (5,235.39)          2,265.33
Units Transferred From (To) AIG Life ..................                  4,856.39              3,326.04           1,368.61
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                (44,988.73)            (2,180.80)          3,504.98
Units, at Beginning of the Year .......................                 95,983.74             14,244.45          32,175.25
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 50,995.01             12,063.65          35,680.23
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        10.93        $        10.91     $        18.38
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                      Mitchell               Mitchell            Mitchell
                                                                      Hutchins               Hutchins            Hutchins
                                                                        Small                Strategic          Strategic
                                                                         Cap                  Income              Income
                                                                   2  Portfolio          1   Portfolio      2   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  1,915.74              4,012.90               0.00
Units Withdrawn .......................................                   (339.53)            (4,768.79)            (17.66)
Units Transferred Between Funds .......................                 (3,039.68)           (24,035.73)         (2,524.81)
Units Transferred From (To) AIG Life ..................                    911.66             17,100.45             263.31
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (551.81)            (7,691.17)         (2,279.16)
Units, at Beginning of the Year .......................                  5,698.74             69,191.82           8,667.37
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,146.93             61,500.65           6,388.21
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        18.35        $        12.29     $        12.28
                                                                   ==============        ==============     ==============

                                                                       Mitchell              Mitchell            Van Eck
                                                                       Hutchins              Hutchins           Worldwide
                                                                       Tactical              Tactical              Hard
                                                                      Allocation            Allocation            Assets
                                                                   1   Portfolio         2   Portfolio      3      Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                287,902.92             35,501.54           3,312.26
Units Withdrawn .......................................               (108,552.98)            (4,557.15)         (1,033.79)
Units Transferred Between Funds .......................                 (6,612.18)           (61,357.17)         (3,347.89)
Units Transferred From (To) AIG Life ..................                163,637.48             11,032.86               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                336,375.24            (19,379.92)         (1,069.42)
Units, at Beginning of the Year .......................              1,787,232.93            296,313.76          30,383.48
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................              2,123,608.17            276,933.84          29,314.06
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        16.88        $        16.86     $         8.80
                                                                   ==============        ==============     ==============

                                                                        Van Eck                WP&G                WP&G
                                                                       Worldwide             Tomorrow            Tomorrow
                                                                       Emerging                Short              Medium
                                                                        Markets                Term                Term
                                                                   3     Fund            3   Portfolio      3   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  4,715.28                  0.00              26.70
Units Withdrawn .......................................                 (1,630.97)            (1,607.96)         (1,328.05)
Units Transferred Between Funds .......................                 13,384.62            (28,182.54)        (27,827.13)
Units Transferred From (To) AIG Life ..................                 43,660.77                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 60,129.70            (29,790.50)        (29,128.48)
Units, at Beginning of the Year .......................                 24,026.58             29,790.50          29,128.48
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 84,156.28                  0.00               0.00
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         6.82        $        13.86     $        15.18
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                        WP&G
                                                                      Tomorrow
                                                                        Long
                                                                        Term
                                                                  3   Portfolio
                      VARIABLE ANNUITY                            -------------
Units Purchased ........................................                151.41
Units Withdrawn ........................................               (637.76)
Units Transferred Between Funds ........................            (27,837.06)
Units Transferred From (To) AIG Life ...................                  0.00
                                                                  ------------
Net Increase (Decrease) ................................            (28,323.41)
Units, at Beginning of the Year ........................             28,323.41
                                                                  ------------
Units, at End of the Year ..............................                  0.00
                                                                  ============

Unit Value at December 31, 2000 ........................          $      17.22
                                                                  ============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

7. Net Increase (Decrease) in Annuity Units

For the year ended December 31, 2000, transactions in annuity units of the account were as follows:

                                                                          AIM               Alliance           Alliance
                                                                        Capital              Money             Premier
                                                                     Appreciation            Market             Growth
                                                                   2      Fund           1  Portfolio       1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00                  0.00          24,577.83
Units Withdrawn .......................................                    (98.55)           (48,037.08)              0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    (98.55)           (48,037.08)         24,577.83
Units, at Beginning of the Year .......................                  2,375.15             87,069.55          14,048.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  2,276.60             39,032.47          38,626.63
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.44        $        10.64     $        30.50
                                                                   ==============        ==============     ==============

                                                                                              Alliance           Alliance
                                                                       Alliance                Growth             Growth
                                                                        Premier                  &                  &
                                                                        Growth                 Income             Income
                                                                   2   Portfolio         1   Portfolio      2   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,539.26             3,466.61            1,289.80
Units Withdrawn .......................................                      0.00                 0.00                0.00
Units Transferred Between Funds .......................                      0.00                 0.00                0.00
Units Transferred From (To) AIG Life ..................                      0.00                 0.00                0.00
                                                                   --------------       --------------      --------------
Net Increase (Decrease) ...............................                  2,539.26             3,466.61            1,289.80
Units, at Beginning of the Year .......................                      0.00            15,582.29            1,980.97
                                                                   --------------       --------------      --------------
Units, at End of the Year .............................                  2,539.26            19,048.90            3,270.77
                                                                   ==============       ==============      ==============

Unit Value at December 31, 2000 .......................            $        14.41       $        29.92      $        19.44
                                                                   ==============       ==============      ==============

                                                                                                                Alliance
                                                                                                                   U.S.
                                                                                                               Government/
                                                                                             Alliance             High
                                                                       Alliance               Global              Grade
                                                                    International              Bond            Securities
                                                                   1  Portfolio          1  Portfolio       1   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    748.40                  0.00               0.00
Units Withdrawn .......................................                      0.00               (316.01)         (1,974.65)
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    748.40               (316.01)         (1,974.65)
Units, at Beginning of the Year .......................                  4,784.64              1,373.94          10,527.93
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,533.04              1,057.93           8,553.28
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.76        $        11.45     $        11.31
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                                                                              Alliance
                                                                      Alliance                 North
                                                                       Global                 American          Alliance
                                                                       Dollar                Government       Conservative
                                                                     Government               Income           Investors
                                                                   1  Portfolio          1   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              1,175.72               0.00
Units Withdrawn .......................................                    (71.15)                 0.00            (198.60)
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    (71.15)             1,175.72            (198.60)
Units, at Beginning of the Year .......................                    643.71              1,894.41             941.18
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                    572.56              3,070.13             742.58
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        14.71        $        13.64     $        13.28
                                                                   ==============        ==============     ==============

                                                                      Alliance                                 Alliance
                                                                       Growth               Alliance            Total
                                                                      Investors              Growth             Return
                                                                   1  Portfolio          1  Portfolio       1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              3,393.49           1,752.20
Units Withdrawn .......................................                   (343.63)                 0.00               0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (343.63)             3,393.49           1,752.20
Units, at Beginning of the Year .......................                  1,632.39              4,332.02           5,568.26
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  1,288.76              7,725.51           7,320.46
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        16.12        $        26.05     $        18.00
                                                                   ==============        ==============     ==============

                                                                      Alliance
                                                                      Worldwide             Alliance            Alliance
                                                                    Privatization          Technology            Quasar
                                                                   1  Portfolio          1  Portfolio       1   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  4,599.24             15,544.64               0.00
Units Withdrawn .......................................                      0.00                  0.00          (1,831.29)
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  4,599.24             15,544.64          (1,831.29)
Units, at Beginning of the Year .......................                  4,948.08              9,384.36          10,266.02
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  9,547.32             24,929.00           8,434.73
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        15.28        $        20.76     $        10.44
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                                                      Alliance
                                                                        Real                Alliance            Dreyfus
                                                                        Estate                High               Stock
                                                                     Investment               Yield              Index
                                                                   1  Portfolio          1  Portfolio       2    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00                  0.00           2,490.68
Units Withdrawn .......................................                   (869.82)            (4,470.50)              0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (869.82)            (4,470.50)          2,490.68
Units, at Beginning of the Year .......................                  6,817.99             16,633.36           1,897.40
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,948.17             12,162.86           4,388.08
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         9.52        $         8.10     $        18.17
                                                                   ==============        ==============     ==============

                                                                                                                Fidelity
                                                                      Fidelity                                  Investment
                                                                        Asset                Fidelity             Grade
                                                                       Manager                Growth              Bond
                                                                   2  Portfolio          2   Portfolio      2   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,327.36              2,747.03           3,777.61
Units Withdrawn .......................................                      0.00                  0.00               0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  2,327.36              2,747.03           3,777.61
Units, at Beginning of the Year .......................                      0.00                  0.00           2,268.01
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  2,327.36              2,747.03           6,045.62
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.68        $        19.11     $        11.37
                                                                   ==============        ==============     ==============

                                                                                                                Mitchell
                                                                                                                Hutchins
                                                                                             Mitchell            Growth
                                                                       Fidelity              Hutchins              &
                                                                      Contrafund              Growth             Income
                                                                   2   Portfolio         1   Portfolio      1   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              1,649.80           4,533.52
Units Withdrawn .......................................                    (33.73)                 0.00               0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    (33.73)             1,649.80           4,533.52
Units, at Beginning of the Year .......................                  2,253.39                  0.00               0.00
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  2,219.66              1,649.80           4,533.52
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.89        $        21.14     $        16.15
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                                                       Mitchell
                                                                       Hutchins
                                                                       Tactical
                                                                      Allocation
                                                                   1   Portfolio
                            VARIABLE ANNUITY                       -------------
Units Purchased ............................................            2,198.00
Units Withdrawn ............................................                0.00
Units Transferred Between Funds ............................                0.00
Units Transferred From (To) AIG Life .......................                0.00
                                                                   -------------
Net Increase (Decrease) ....................................            2,198.00
Units, at Beginning of the Year ............................                0.00
                                                                   -------------
Units, at End of the Year ..................................            2,198.00
                                                                   =============

Unit Value at December 31, 2000 ............................       $       16.81
                                                                   =============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)   Financial Statements

      Audited statements of AIG Life Insurance Company and the Separate Account for the year ended December 31, 2000, are included in Part B of the registration statement.

(b)   Exhibits

      (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts*

      (2)   N/A

      (3)(a) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*
         (b) Broker/Dealer Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*
         (c) Selling Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and AIG Equity Sales Corporation dated October 1998*
         (d) Distribution Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991* (e)Buy Sell Agreement between AIG Life Insurance Company and Alliance Variable Products Series Fund and Alliance Capital Management, L.P. dated June 11, 1991*

      (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87)*
         (b) Form of Individual Variable Annuity Policy (11VAN0896)*
         (c) Form of Group Variable Annuity Policy (11VAN0896GP)*
         (d) Form of Variable Annuity Certificate of Coverage (16VAN0896)*
         (e) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999)****
         (f) Form of Individual Variable Annuity Policy (11NLVAN100)*****
         (g) Form of Group Immediate Variable Annuity Contract ###
         (h) Single Premium Immediate Variable Annuity Certificate ###
         (i) Certificate Schedule and annuity options ###
         (j)Form of Group Variable Annuity Policy (16GNSVAN0800) ####

      (5)(a) Form of variable annuity application (14VAN897)*
         (b) Form of Flexible Variable Annuity application (56778 11/96)*

          (c) Form of Single Variable Annuity application (52970 11/96)*
          (d) Form of Group Variable Annuity application (56451 11/96)*

      (6) (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991*
          (b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*
          (c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*
          (d) By-Laws of AIG Life Insurance Company ##

      (7)   N/A

      (8) Delaware Valley Financial Services, Inc. Administrative Agreement, appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

      (9)   Opinion and Consent of Counsel (filed electronically herewith).

      (10)(a) Consent of Morgan, Lewis & Bockius LLP (filed electronically herewith)

          (b) Consent of Independent Accountants (filed electronically herewith).

      (11)  N/A

      (12)  N/A

      (13)  Performance Data #

      (14)(a) Powers of Attorney **
          (b) Power of Attorney ***
          (c) Power of Attorney ****
          (d) Power of Attorney *****

* Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-39171) filed on October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 33-90684) filed on May 1, 1997.

*** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-85573) filed on October 15, 1999.

**** Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-93709) filed on December 28, 1999.

***** Incorporated by reference to Registrant's Registration Statement on Form
      N-4 (File No. 333-31972) filed on March 8, 2000.

# Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

## Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File No. 33-39171) filed on April 28, 2000.

### Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-36260) filed on November 8, 2000.

#### Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-49128) filed on November 27, 2000.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address   Position and Offices With Depositor
-----------------------------------   -----------------------------------

Michele L. Abruzzo(2)                 Director, Sr. Executive Vice President
James S. Bambrick(3)                  Senior Vice President
Paul S. Bell(3)                       Director, Sr.Vice President Chief Actuary
Maurice R. Greenberg    (1)           Director
Jeffrey M. Kestenbaum(2)              Executive Vice President
Edward E. Matthews(1)                 Director,  Senior Vice President - Finance
Jerome T. Muldowney(4)                Director, Sr. Vice President - Domestic
                                      Investments
Robinson Kendall Nottingham(3)        Director, Chairman of the Board
John Oehmke(3)                        Chief Financial Officer, Vice President
Nicholas A. O'Kulich(1)               Director, Vice  Chairman, Treasurer
Howard Ian Smith(1)                   Director
Edmund Sze-Wing Tse(1)                Director
Elizabeth M. Tuck(1)                  Secretary - Corporate
Kenneth D. Walms(3)                   Vice President, General Counsel
Gerald W. Wyndorf(2)                  Director, Chief Executive Officer,
President

(1)   Business address is 70 Pine Street, New York, New York 10270.
(2)   Business address is 80 Pine Street, New York, New York 10005.
(3) Business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.
(4)   Business address is 175 Water Street, New York, New York 10038.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to the Form 10-K, Exhibit 21 filed by American International Group (parent of registrant) for the year ended December 31, 2000.

Item 27. Number of Contractowners

Not applicable.

Item 28. Indemnification

Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171).

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

                                                 Positions and
      Name and Principal Business Address*       Offices with Underwriter
      ------------------------------------       ------------------------

      Michele L. Abruzzo                         Director
      Kevin Clowe                                Director
      Ernest T. Patrikis                         Director
      Walter R. Josiah                           Director and President
      Ronald Alan Latz                           Director, Vice President and
                                                 Financial Operations Principal
      Jerome Thomas Muldowney                    Director
      Helen Stefanis                             Director
      Martinnette J. Witrick                     Vice President and Compliance
                                                 Officer
      Kenneth F. Judkowitz                       Vice President
      Elizabeth M. Tuck                          Secretary

      *     Business address is 70 Pine Street, New York, New York 10270.

(c)
                       Net
     Name of           Underwriting    Compensation
     Principal         Discounts and   on             Brokerage
     Underwriter       Commission      Redemption     Commissions   Compensation
     -----------       ----------      ----------     -----------   ------------

     AIG Equity        $0              $0             $0            $0
     Sales Corp.

Item 30. Location of Accounts and Records.

Kenneth F. Judkowitz, Vice President of AIG Life Insurance Company, whose address is 70 Pine Street, New York, New York 10270, maintains physical possession of the accounts, books, or documents of Variable Account I required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

(e) Registrant represents that the fees and charges deducted under the contracts offered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2001.


                                    Variable Account I
                                    By:  AIG Life Insurance Company

                                    By:   /s/ Kenneth D. Walma
                                       -----------------------------------------
                                          Kenneth D. Walma,
                                          Vice President and General Counsel


                                    AIG Life Insurance Company

                                    By:   /s/ Kenneth D. Walma
                                       -----------------------------------------
                                          Kenneth D. Walma,
                                          Vice President and General Counsel

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                            Date
---------                           -----                            ----

Michele L. Abruzzo*                 Senior Executive Vice            May 1, 2001
-----------------------------       President, Director
Michele L. Abruzzo

Paul S. Bell*                       Chief Actuary, Senior            May 1, 2001
-----------------------------       Vice President, Director
Paul S. Bell

M.R. Greenberg*                     Director                         May 1, 2001
-----------------------------
M.R. Greenberg

Edward. E. Matthews*                Senior Vice President,           May 1, 2001
-----------------------------       Director
Edward E. Matthews

Jerome T. Muldowney*                Senior Vice President,           May 1, 2001
-----------------------------       Director
Jerome T. Muldowney

Robinson Kendall Nottingham*        Chairman of the Board            May 1, 2001
-----------------------------       of Directors, Director
Robinson Kendall Nottingham

John Oehmke*                        Vice President, Chief Financial  May 1, 2001
-----------------------------
John Oehmke                         Officer

Nicholas A. O'Kulich*               Vice Chairman, Treasurer,        May 1, 2001
-----------------------------
Nicholas A. O'Kulich                Director

Howard I. Smith*                    Director                         May 1, 2001
-----------------------------
Howard I. Smith

Edmund Sze-Wing Tse*                Director                         May 1, 2001
-----------------------------
Edmund Sze-Wing Tse

Elizabeth M. Tuck*                  Secretary                        May 1, 2001
-----------------------------
Elizabeth M. Tuck

Gerald W. Wyndorf*                  Director                         May 1, 2001
-----------------------------
Gerald W. Wyndorf


*By: /s/ Kenneth D. Walma
      -----------------------
      Kenneth D. Walma,
      Attorney in Fact

                                INDEX TO EXHIBITS

Exhibit

b(10)   Opinion and Consent of Counsel

c(1)    Consent of Independent Accountants

14      Consent of Morgan, Lewis & Bockius LLP